UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Nasdaq Composite
Index® Fund

August 31, 2013

1.805766.109

EIF-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.3%
Ballard Power Systems, Inc. (a)(d)	6,442	$ 9,419
China Automotive Systems, Inc. (a)(d)	2,230	14,785
China XD Plastics Co. Ltd. (a)(d)	4,588	19,407
Dorman Products, Inc. (d)	3,747	188,249
Federal-Mogul Corp. Class A (a)(d)	16,298	248,707
Fox Factory Holding Corp.	3,550	64,468
Fuel Systems Solutions, Inc. (a)(d)	2,518	47,842
Gentex Corp.	14,463	325,851
Gentherm, Inc. (a)	2,521	42,176
Motorcar Parts of America, Inc. (a)	1,158	10,688
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	240	480
Remy International, Inc.	5,067	99,009
Shiloh Industries, Inc.	4,105	50,327
SORL Auto Parts, Inc. (a)	1,464	4,860
Spartan Motors, Inc.	2,787	15,914
Strattec Security Corp.	415	14,658
The Goodyear Tire & Rubber Co. (a)	25,946	522,034
		1,678,874
Automobiles - 0.4%
Kandi Technolgies, Inc. (a)(d)	3,592	16,918
Tesla Motors, Inc. (a)(d)	11,949	2,019,381
		2,036,299
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,067	67,328
LKQ Corp. (a)	31,244	913,575
Pool Corp.	4,785	249,251
Stock Building Supply Holdings, Inc.	4,079	58,085
VOXX International Corp. (a)	1,524	18,532
Weyco Group, Inc.	1,086	27,096
		1,333,867
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	1,702	68,114
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	11,379	211,308
Ascent Capital Group, Inc. (a)	1,360	100,422
Cambium Learning Group, Inc. (a)	3,505	5,398
Capella Education Co. (a)(d)	1,212	65,872
Career Education Corp. (a)	5,375	14,083
ChinaEdu Corp. sponsored ADR (a)	1,016	6,706
Collectors Universe, Inc.	712	11,129
Corinthian Colleges, Inc. (a)(d)	7,598	16,792
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Education Management Corp. (a)(d)	12,940	$ 105,073
Grand Canyon Education, Inc. (a)	4,304	148,531
JTH Holding, Inc. Class A (a)(d)	3,685	61,687
Learning Tree International, Inc. (a)	1,097	3,938
Lincoln Educational Services Corp.	1,850	9,435
Matthews International Corp. Class A	2,914	107,527
National American University Holdings, Inc.	1,829	6,273
Outerwall, Inc. (a)(d)	2,977	185,080
Steiner Leisure Ltd. (a)	1,932	107,651
Stewart Enterprises, Inc. Class A	7,912	103,489
Strayer Education, Inc. (d)	1,129	45,115
		1,383,623
Hotels, Restaurants & Leisure - 2.6%
AFC Enterprises, Inc. (a)	2,049	83,907
Ambassadors Group, Inc.	1,175	4,089
Asia Entertainment & Resources Ltd.	4,200	16,884
BJ's Restaurants, Inc. (a)(d)	2,772	86,597
Bloomin' Brands, Inc.	13,915	313,088
Bob Evans Farms, Inc.	3,295	161,554
Bravo Brio Restaurant Group, Inc. (a)	2,791	41,809
Buffalo Wild Wings, Inc. (a)(d)	1,987	206,469
Caesars Entertainment Corp. (a)(d)	13,762	295,470
Carrols Restaurant Group, Inc. (a)	1,559	9,385
Century Casinos, Inc. (a)	2,256	11,709
China Lodging Group Ltd. ADR (a)	2,181	41,766
Churchill Downs, Inc.	1,815	147,015
Chuys Holdings, Inc. (a)	1,871	67,262
Cosi, Inc. (a)	499	1,083
Cracker Barrel Old Country Store, Inc.	2,261	222,528
Del Frisco's Restaurant Group, Inc. (a)	2,911	55,979
Denny's Corp. (a)	7,593	42,673
Diversified Restaurant Holdings, Inc. (a)	7,414	46,782
Dunkin' Brands Group, Inc.	11,179	481,703
Einstein Noah Restaurant Group, Inc.	4,682	74,959
Famous Dave's of America, Inc. (a)	1,074	17,141
Fiesta Restaurant Group, Inc. (a)(d)	2,187	71,449
Gaming Partners International Corp.	597	4,931
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	3,973	133,771
Icahn Enterprises LP	11,110	823,029
Ignite Restaurant Group, Inc. (a)	2,411	36,069
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
International Speedway Corp. Class A	3,385	$ 104,901
Interval Leisure Group, Inc.	6,529	141,026
Isle of Capri Casinos, Inc. (a)	3,470	25,886
Jack in the Box, Inc. (a)	4,029	159,105
Jamba, Inc. (a)	1,132	14,546
Lakes Entertainment, Inc. (a)	2,346	9,759
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	19,136	520,308
Monarch Casino & Resort, Inc. (a)	1,459	27,429
Morgans Hotel Group Co. (a)	2,367	16,261
MTR Gaming Group, Inc. (a)	1,922	7,208
Multimedia Games Holding Co., Inc. (a)	3,356	131,689
Nathan's Famous, Inc. (a)(d)	496	25,435
Noodles & Co.	2,332	106,479
Norwegian Cruise Line Holdings Ltd.	21,665	673,565
Panera Bread Co. Class A (a)	2,886	473,362
Papa John's International, Inc.	2,235	152,271
Penn National Gaming, Inc. (a)(d)	7,861	413,410
PokerTek, Inc. (a)	228	264
Premier Exhibitions, Inc. (a)	3,637	6,147
Red Robin Gourmet Burgers, Inc. (a)	1,253	81,270
Rick's Cabaret International, Inc. (a)	1,724	19,223
Ruth's Hospitality Group, Inc.	3,483	41,169
Scientific Games Corp. Class A (a)	9,867	140,999
SHFL Entertainment, Inc. (a)	6,968	158,661
Sonic Corp. (a)	5,467	87,253
Starbucks Corp.	77,160	5,441,323
Texas Roadhouse, Inc. Class A	7,090	176,187
The Cheesecake Factory, Inc.	5,266	219,961
Town Sports International Holdings, Inc.	1,521	17,659
Wendy's Co.	37,909	286,592
Wynn Resorts Ltd.	10,274	1,449,045
		14,627,494
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	931	12,866
Cavco Industries, Inc. (a)	650	34,151
Dixie Group, Inc. (a)	767	8,207
Flexsteel Industries, Inc.	253	5,690
Garmin Ltd.	20,657	842,186
Helen of Troy Ltd. (a)	3,230	129,781
Hooker Furniture Corp.	696	10,015
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
iRobot Corp. (a)	2,647	$ 86,477
Lifetime Brands, Inc.	658	9,100
SGOCO Technology Ltd. (a)	1,000	3,050
Skullcandy, Inc. (a)	2,787	14,827
SodaStream International Ltd. (a)(d)	2,259	141,165
Stanley Furniture Co., Inc. (a)	825	2,846
Universal Electronics, Inc. (a)	1,279	38,575
Zagg, Inc. (a)	3,197	14,227
		1,353,163
Internet & Catalog Retail - 4.5%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	9,504
Amazon.com, Inc. (a)	47,071	13,226,010
Blue Nile, Inc. (a)	1,382	50,001
CafePress, Inc. (a)(d)	1,330	7,621
Ctrip.com International Ltd. sponsored ADR (a)	14,858	683,765
dELiA*s, Inc. (a)	2,226	2,449
eLong, Inc. sponsored ADR (a)	893	13,627
Expedia, Inc.	12,886	602,549
Gaiam, Inc. Class A (a)	1,930	9,882
Geeknet, Inc. (a)	449	7,489
Groupon, Inc. Class A (a)(d)	67,646	687,283
Hollywood Media Corp. (a)	3,540	5,947
HomeAway, Inc. (a)(d)	9,194	289,979
HSN, Inc.	5,374	289,444
Liberty Media Corp.:
Interactive Series A (a)	54,784	1,237,023
Series A (a)	3,561	304,964
MakeMyTrip Ltd. (a)	4,155	56,716
Mecox Lane Ltd. ADR (a)	160	605
Netflix, Inc. (a)(d)	5,825	1,653,776
NutriSystem, Inc.	3,003	38,018
Overstock.com, Inc. (a)	2,066	58,117
PetMed Express, Inc.	1,606	24,524
priceline.com, Inc. (a)	5,155	4,838,122
RetailMeNot, Inc.	4,350	139,026
Shutterfly, Inc. (a)(d)	4,121	214,127
TripAdvisor, Inc. (a)(d)	13,601	1,006,066
U.S. Auto Parts Network, Inc. (a)	2,459	2,336
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
ValueVision Media, Inc. Class A (a)	5,170	$ 25,281
Vitacost.com, Inc. (a)(d)	3,923	32,326
		25,516,577
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.	1,267	68,013
Black Diamond, Inc. (a)(d)	4,678	48,651
Escalade, Inc.	749	5,775
Hasbro, Inc. (d)	13,481	614,464
JAKKS Pacific, Inc.	3,085	16,011
Johnson Outdoors, Inc. Class A (a)	771	19,421
Mattel, Inc.	36,747	1,488,254
Smith & Wesson Holding Corp. (a)(d)	6,189	67,708
Summer Infant, Inc. (a)	1,750	5,670
		2,333,967
Media - 7.5%
AirMedia Group, Inc. ADR (a)	3,030	5,393
AMC Networks, Inc. Class A (a)	5,945	368,471
Beasley Broadcast Group, Inc. Class A	689	5,147
Bona Film Group Ltd. sponsored ADR (a)	1,803	8,348
Carmike Cinemas, Inc. (a)	1,268	22,228
Central European Media Enterprises Ltd. Class A (a)	17,046	74,150
Charter Communications, Inc. Class A (a)	10,463	1,270,417
China Yida Holding Co. (a)(d)	388	1,897
ChinaNet Online Holdings, Inc. (a)(d)	1,300	780
Comcast Corp.:
Class A	222,895	9,381,651
Class A (special) (non-vtg.)	51,282	2,089,229
Crown Media Holdings, Inc. Class A (a)(d)	32,822	100,764
CTC Media, Inc.	16,757	179,635
Cumulus Media, Inc. Class A (a)(d)	13,687	65,698
Daily Journal Corp. (a)(d)	220	27,366
Dex Media, Inc. (a)(d)	1,928	17,873
Digital Generation, Inc. (a)	2,630	32,270
DIRECTV (a)(d)	57,894	3,368,273
Discovery Communications, Inc.:
Class A (a)(d)	15,316	1,187,143
Class B (a)	715	51,137
Class C (non-vtg.) (a)	9,457	673,055
DISH Network Corp. Class A	21,993	988,805
DreamWorks Animation SKG, Inc. Class A (a)(d)	8,372	236,928
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Emmis Communications Corp. Class A (a)	2,486	$ 7,905
Global Sources Ltd. (a)	3,344	20,532
Harris Interactive, Inc. (a)	4,199	8,104
Hemisphere Media Group, Inc. (a)	2,622	31,097
Insignia Systems, Inc. (a)	738	2,148
Lamar Advertising Co. Class A (a)	7,912	332,858
Liberty Global PLC:
Class A (a)	21,922	1,702,901
Class B (a)	247	17,895
Class C (a)	17,893	1,315,672
Liberty Media Corp. Class A (a)	12,271	1,674,746
Loral Space & Communications Ltd.	2,333	154,235
MDC Partners, Inc. Class A (sub. vtg.)	2,702	60,471
Morningstar, Inc.	5,112	383,860
National CineMedia, Inc.	7,340	131,973
News Corp.:
Class A (a)	39,459	619,506
Class B (a)(d)	21,978	348,132
Nexstar Broadcasting Group, Inc. Class A	3,130	105,074
Radio One, Inc. Class D (non-vtg.) (a)	3,233	7,468
ReachLocal, Inc. (a)(d)	2,733	30,008
Reading International, Inc. Class A (a)	2,789	17,403
Rentrak Corp. (a)	996	24,751
RLJ Entertainment, Inc. (a)	120	695
RRSat Global Communications Network Ltd.	1,296	9,837
Salem Communications Corp. Class A	2,027	15,689
Scholastic Corp.	3,140	92,661
Sinclair Broadcast Group, Inc. Class A	7,200	172,224
Sirius XM Radio, Inc. (d)	664,912	2,380,385
Spanish Broadcasting System, Inc. Class A (a)	311	1,129
Starz - Liberty Capital Series A (a)(d)	12,373	308,830
The Madison Square Garden Co. Class A (a)	6,384	371,549
Twenty-First Century Fox, Inc.:
Class A	149,883	4,695,834
Class B	87,914	2,759,620
Value Line, Inc.	658	5,797
Viacom, Inc.:
Class A	3,846	307,026
Class B (non-vtg.)	45,797	3,643,609
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
VisionChina Media, Inc. ADR (a)	267	$ 555
WPP PLC ADR (d)	2,274	210,891
		42,129,728
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	22,935	1,208,675
Fred's, Inc. Class A	3,106	48,547
Gordmans Stores, Inc.	2,098	28,994
Sears Holdings Corp. (a)(d)	11,227	496,682
The Bon-Ton Stores, Inc.	1,410	15,524
Tuesday Morning Corp. (a)	4,055	49,917
		1,848,339
Specialty Retail - 2.0%
America's Car Mart, Inc. (a)	822	33,702
Ascena Retail Group, Inc. (a)(d)	16,070	262,262
bebe stores, Inc. (d)	8,147	47,090
Bed Bath & Beyond, Inc. (a)(d)	22,994	1,695,578
Big 5 Sporting Goods Corp.	1,981	33,142
Body Central Corp. (a)	1,200	7,248
Books-A-Million, Inc. (a)(d)	1,634	3,971
Cache, Inc. (a)	659	3,288
Citi Trends, Inc. (a)	1,148	18,632
Coldwater Creek, Inc. (a)(d)	1,716	4,136
Conn's, Inc. (a)(d)	3,721	247,856
Destination Maternity Corp.	1,585	44,015
Destination XL Group, Inc. (a)	4,191	25,356
Finish Line, Inc. Class A	5,933	124,356
Five Below, Inc. (a)(d)	5,654	207,785
Francescas Holdings Corp. (a)(d)	4,186	100,966
Hastings Entertainment, Inc.	1,374	3,545
Hibbett Sports, Inc. (a)(d)	2,734	141,621
Jos. A. Bank Clothiers, Inc. (a)	3,035	120,732
Kirkland's, Inc. (a)	1,743	34,006
Mattress Firm Holding Corp. (a)(d)	3,253	133,698
Monro Muffler Brake, Inc.	3,614	159,992
O'Reilly Automotive, Inc. (a)(d)	11,209	1,375,456
Pacific Sunwear of California, Inc. (a)	6,909	22,523
Perfumania Holdings, Inc. (a)	1,858	9,179
PetSmart, Inc. (d)	10,666	751,206
Rent-A-Center, Inc. (d)	5,975	224,122
Ross Stores, Inc.	22,948	1,543,482
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
rue21, Inc. (a)(d)	2,293	$ 93,669
Sears Hometown & Outlet Stores, Inc. (a)	2,200	70,576
Select Comfort Corp. (a)(d)	5,898	145,681
Shoe Carnival, Inc.	1,800	45,702
Staples, Inc.	67,856	943,877
Stein Mart, Inc.	3,807	46,255
The Children's Place Retail Stores, Inc. (a)(d)	3,556	189,108
Tile Shop Holdings, Inc. (a)	4,954	131,628
Tractor Supply Co.	7,148	874,701
Trans World Entertainment Corp.	1,445	6,546
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	6,483	643,373
Urban Outfitters, Inc. (a)	15,280	640,690
West Marine, Inc. (a)	2,166	24,606
Wet Seal, Inc. Class A (a)	7,436	27,141
Winmark Corp.	446	32,313
Zumiez, Inc. (a)	3,571	95,346
		11,390,157
Textiles, Apparel & Luxury Goods - 0.5%
Charles & Colvard Ltd. (a)	4,097	28,638
Cherokee, Inc.	881	10,484
Columbia Sportswear Co.	3,598	203,611
Crocs, Inc. (a)	9,159	123,280
Deckers Outdoor Corp. (a)(d)	3,656	214,717
Exceed Co. Ltd. (a)	1,935	2,806
Fossil Group, Inc. (a)	6,074	705,434
G-III Apparel Group Ltd. (a)	1,887	86,443
Iconix Brand Group, Inc. (a)(d)	6,536	214,512
Joe's Jeans, Inc. (a)	4,434	5,543
Kingold Jewelry, Inc. (a)(d)	5,932	7,237
lululemon athletica, Inc. (a)(d)	11,403	807,789
Perry Ellis International, Inc.	1,343	24,604
R.G. Barry Corp.	1,275	20,311
Rocky Brands, Inc.	397	6,308
Steven Madden Ltd. (a)	4,431	239,274
Superior Uniform Group, Inc.	90	1,068
Tandy Brands Accessories, Inc. (a)	905	543
Vera Bradley, Inc. (a)(d)	4,144	81,388
		2,783,990
TOTAL CONSUMER DISCRETIONARY		108,416,078
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.1%
Beverages - 0.2%
Coca-Cola Bottling Co. CONSOLIDATED	844	$ 53,037
Craft Brew Alliance, Inc. (a)	6,177	74,124
MGP Ingredients, Inc.	1,799	9,067
Monster Beverage Corp. (a)(d)	17,099	981,312
National Beverage Corp.	5,140	82,291
Primo Water Corp. (a)	1,600	4,624
		1,204,455
Food & Staples Retailing - 1.6%
Andersons, Inc.	2,027	133,093
Arden Group, Inc. Class A	231	30,654
Casey's General Stores, Inc.	4,025	265,409
Chefs' Warehouse Holdings (a)(d)	2,181	50,359
China Jo-Jo Drugstores, Inc. (a)	1,100	583
Costco Wholesale Corp.	45,380	5,076,661
Fairway Group Holdings Corp.	3,145	72,901
Fresh Market, Inc. (a)(d)	5,000	244,050
G Willi-Food International Ltd. (a)	177	1,250
Ingles Markets, Inc. Class A	1,211	30,263
Nash-Finch Co.	1,029	25,138
PriceSmart, Inc. (d)	3,193	274,502
QKL Stores, Inc. (a)	137	582
Spartan Stores, Inc.	1,954	40,174
Sprouts Farmers Market LLC	16,214	599,269
The Pantry, Inc. (a)	2,076	23,687
United Natural Foods, Inc. (a)	4,895	296,784
Village Super Market, Inc. Class A	1,257	43,982
Whole Foods Market, Inc.	37,990	2,003,973
		9,213,314
Food Products - 2.2%
Alico, Inc.	753	30,316
Boulder Brands, Inc. (a)(d)	5,745	89,392
Bridgford Foods Corp.	433	3,910
Cal-Maine Foods, Inc.	2,345	107,002
Calavo Growers, Inc.	1,103	27,310
Diamond Foods, Inc. (a)	2,254	46,658
Farmer Brothers Co. (a)	1,539	21,115
Green Mountain Coffee Roasters, Inc. (a)(d)	15,488	1,336,769
Griffin Land & Nurseries, Inc.	515	15,831
Hain Celestial Group, Inc. (a)(d)	4,643	379,705
Inventure Foods, Inc. (a)	1,520	13,710
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
J&J Snack Foods Corp.	1,993	$ 153,302
John B. Sanfilippo & Son, Inc.	641	13,878
Kraft Foods Group, Inc.	61,927	3,205,961
Lancaster Colony Corp.	3,007	221,826
Le Gaga Holdings Ltd. ADR (a)	950	3,477
Lifeway Foods, Inc. (d)	1,830	25,931
Limoneira Co.	1,164	25,259
Mondelez International, Inc.	185,497	5,689,193
Origin Agritech Ltd. (a)	2,765	3,954
Pilgrims Pride Corp. (a)	27,321	418,831
Sanderson Farms, Inc.	2,148	140,651
Seneca Foods Corp. Class A (a)	1,052	31,002
SkyPeople Fruit Juice, Inc. (a)	1,700	3,196
Snyders-Lance, Inc.	7,344	197,554
SunOpta, Inc. (a)	8,249	73,829
		12,279,562
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,332	33,378
WD-40 Co.	1,986	115,545
		148,923
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)(d)	3,272	113,637
Inter Parfums, Inc.	3,690	98,043
LifeVantage Corp. (a)	10,300	24,823
Mannatech, Inc. (a)	170	4,711
Nature's Sunshine Products, Inc.	1,394	24,339
Neptune Technologies & Bioressources, Inc. (a)	6,363	20,237
Nutraceutical International Corp.	889	20,047
Reliv International, Inc.	923	2,021
Star Scientific, Inc. (a)(d)	16,201	31,916
Synutra International, Inc. (a)	5,975	28,680
The Female Health Co.	3,903	33,566
United-Guardian, Inc.	81	2,174
		404,194
TOTAL CONSUMER STAPLES		23,250,448
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Bolt Technology Corp.	1,828	32,319
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Dawson Geophysical Co. (a)	534	$ 19,171
ENGlobal Corp. (a)	1,250	1,488
Exterran Partners LP	5,888	164,452
Forbes Energy Services Ltd. (a)	1,723	8,046
Geospace Technologies Corp. (a)(d)	1,398	97,524
Gulf Island Fabrication, Inc.	1,159	27,225
Hercules Offshore, Inc. (a)	18,157	130,730
Matrix Service Co. (a)	1,981	30,884
Mitcham Industries, Inc. (a)(d)	966	16,963
Ocean Rig UDW, Inc. (United States) (a)	13,532	235,998
Patterson-UTI Energy, Inc.	14,636	286,719
PHI, Inc. (non-vtg.) (a)	2,236	78,439
RigNet, Inc. (a)	1,200	43,572
Tesco Corp. (a)	3,830	59,174
TGC Industries, Inc.	1,383	10,981
		1,243,685
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)	3,109	7,835
Alliance Holdings GP, LP	6,410	393,830
Alliance Resource Partners LP	3,897	293,366
Amyris, Inc. (a)(d)	5,997	15,352
APCO Oil and Gas International, Inc. (a)	981	14,234
Approach Resources, Inc. (a)(d)	4,111	95,786
BioFuel Energy Corp. (a)(d)	1,164	4,470
Blueknight Energy Partners LP	2,517	21,873
BreitBurn Energy Partners LP	11,540	203,912
Calumet Specialty Products Partners LP	7,558	231,048
Capital Product Partners LP	5,919	52,442
Carrizo Oil & Gas, Inc. (a)(d)	3,936	134,847
Ceres, Inc. (a)(d)	2,501	2,976
Clayton Williams Energy, Inc. (a)	1,164	57,339
Clean Energy Fuels Corp. (a)(d)	9,504	119,560
Crimson Exploration, Inc. (a)	5,112	15,080
Crosstex Energy LP	8,462	158,409
Crosstex Energy, Inc.	4,072	79,445
Diamondback Energy, Inc.	3,400	136,816
Dorchester Minerals LP	2,982	71,538
Double Eagle Petroleum Co. (a)	564	1,844
Eagle Rock Energy Partners LP	20,651	127,004
Energy XXI (Bermuda) Ltd.	8,067	214,340
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EV Energy Partners LP	4,514	$ 164,716
FX Energy, Inc. (a)(d)	4,499	15,342
Gevo, Inc. (a)(d)	4,703	8,654
Golar LNG Ltd. (NASDAQ) (d)	8,215	306,995
Golar LNG Partners LP	3,659	118,918
Green Plains Renewable Energy, Inc.	2,634	42,381
Gulfport Energy Corp. (a)	7,874	464,566
Hallador Energy Co.	2,945	21,616
Isramco, Inc. (a)	239	25,191
Ivanhoe Energy, Inc. (a)(d)	10,891	7,135
James River Coal Co. (a)(d)	2,824	5,987
KiOR, Inc. Class A (a)	4,185	9,249
Knightsbridge Tankers Ltd.	1,852	15,705
L&L Energy, Inc. (a)(d)	2,643	6,264
Legacy Reserves LP	5,830	157,293
LINN Energy LLC/LINN Energy Finance Corp.	23,773	573,167
LinnCo LLC (d)	3,446	95,351
Magellan Petroleum Corp. (a)	4,557	4,694
Marine Petroleum Trust	339	5,760
Martin Midstream Partners LP	3,139	142,793
Memorial Production Partners LP	2,973	60,174
Mid-Con Energy Partners LP	2,281	54,379
Pacific Ethanol, Inc. (a)(d)	795	2,965
PDC Energy, Inc. (a)	3,209	184,132
PostRock Energy Corp. (a)	1,147	1,629
PrimeEnergy Corp. (a)	333	15,751
Renewable Energy Group, Inc. (a)	4,128	63,778
Rentech, Inc.	34,673	66,919
Rex Energy Corp. (a)(d)	5,334	110,947
Rosetta Resources, Inc. (a)	5,991	278,761
Sino Clean Energy, Inc. rights (a)	623	0
Solazyme, Inc. (a)(d)	6,225	70,031
StealthGas, Inc. (a)	3,775	33,522
Syntroleum Corp. (a)	705	3,906
Top Ships, Inc. (a)	189	406
TransGlobe Energy Corp. (a)	7,931	55,192
U.S. Energy Corp. (a)	3,179	6,485
Uranium Resources, Inc. (a)(d)	678	2,176
Vanguard Natural Resources LLC	6,500	178,425
Verenium Corp. (a)	1,612	3,724
Warren Resources, Inc. (a)	6,353	18,170
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Westmoreland Coal Co. (a)	1,067	$ 13,732
ZaZa Energy Corp. (a)	10,467	10,049
Zion Oil & Gas, Inc. (a)(d)	3,214	6,332
		5,886,708
TOTAL ENERGY		7,130,393
FINANCIALS - 6.9%
Capital Markets - 1.0%
BGC Partners, Inc. Class A	15,572	87,047
Calamos Asset Management, Inc. Class A	1,792	17,777
Capital Southwest Corp. (d)	1,796	59,214
Carlyle Group LP	4,747	124,276
CIFI Corp.	1,822	13,665
Cowen Group, Inc. Class A (a)	18,284	59,240
Diamond Hill Investment Group, Inc.	278	30,499
E*TRADE Financial Corp. (a)	28,963	406,641
FBR & Co. (a)	1,363	36,556
Financial Engines, Inc.	4,945	264,310
Gleacher & Co., Inc. (a)	621	8,359
Harris & Harris Group, Inc. (a)	3,415	10,416
Horizon Technology Finance Corp.	560	7,476
ICG Group, Inc. (a)	3,834	48,002
INTL FCStone, Inc. (a)(d)	3,647	70,095
LPL Financial	10,676	392,663
Medallion Financial Corp.	1,715	24,250
Northern Trust Corp.	25,084	1,376,359
SEI Investments Co.	16,877	502,260
Siebert Financial Corp. (a)	2,067	3,390
T. Rowe Price Group, Inc.	27,179	1,906,335
U.S. Global Investments, Inc. Class A	870	2,706
Virtus Investment Partners, Inc. (a)	760	132,468
WisdomTree Investments, Inc. (a)	11,977	134,142
		5,718,146
Commercial Banks - 3.0%
1st Source Corp.	2,125	54,740
1st United Bancorp, Inc.	2,920	20,907
Access National Corp.	974	13,246
ACNB Corp.	1,852	31,428
American National Bankshares, Inc.	1,283	28,046
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
American River Bankshares (a)	684	$ 5,800
Ameris Bancorp (a)(d)	2,404	46,061
Ames National Corp.	710	14,335
Arrow Financial Corp.	1,194	30,316
Associated Banc-Corp.	15,849	252,792
Auburn National Bancorp., Inc.	32	761
BancFirst Corp.	1,957	99,964
Bancorp, Inc., Delaware (a)	3,061	48,394
Bank of Commerce Holdings	3,459	18,609
Bank of Kentucky Financial Corp.	771	20,825
Bank of Marin Bancorp	628	24,749
Bank of the Ozarks, Inc.	4,048	183,698
Banner Bank	1,488	50,979
BBCN Bancorp, Inc.	9,438	126,092
BCB Bancorp, Inc.	1,563	16,912
Berkshire Bancorp, Inc.	1,100	8,503
BNC Bancorp	1,672	21,769
BOK Financial Corp.	7,037	451,001
Boston Private Financial Holdings, Inc.	8,549	87,371
Bridge Bancorp, Inc.	828	17,520
Bridge Capital Holdings (a)	1,197	19,200
Bryn Mawr Bank Corp.	1,221	30,781
BSB Bancorp, Inc. (a)	800	11,200
C & F Financial Corp.	186	9,332
Camden National Corp.	695	26,521
Capital Bank Financial Corp.:
rights	910	0
Series A	3,533	69,777
Capital City Bank Group, Inc. (a)(d)	1,669	19,894
Cardinal Financial Corp.	3,902	64,149
Cascade Bancorp (a)(d)	8,151	48,824
Cathay General Bancorp	8,818	194,172
Center Bancorp, Inc.	1,687	23,551
Centerstate Banks of Florida, Inc.	2,198	20,112
Century Bancorp, Inc. Class A (non-vtg.)	620	19,617
Chemical Financial Corp.	3,660	99,698
Chemung Financial Corp.	187	5,767
Citizens & Northern Corp.	1,323	25,402
Citizens Holding Co.	2,908	52,518
City Holding Co.	1,241	50,695
CNB Financial Corp., Pennsylvania	1,343	22,468
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
CoBiz, Inc.	3,409	$ 30,545
Colony Bankcorp, Inc. (a)	217	1,404
Columbia Banking Systems, Inc.	5,117	118,714
Commerce Bancshares, Inc.	8,620	372,298
Community Trust Bancorp, Inc.	1,314	49,564
CommunityOne Bancorp (a)(d)	2,207	18,737
CU Bancorp (a)	2,523	42,084
Customers Bancorp, Inc. (a)	2,723	44,603
CVB Financial Corp.	10,632	135,452
Eagle Bancorp, Inc., Maryland	2,059	52,463
East West Bancorp, Inc.	13,517	395,102
Eastern Virginia Bankshares, Inc. (a)	553	3,324
Enterprise Bancorp, Inc.	972	18,060
Enterprise Financial Services Corp.	1,516	25,059
Farmers Capital Bank Corp. (a)	684	13,646
Farmers National Banc Corp.	3,366	20,802
Fidelity Southern Corp.	1,398	20,089
Fifth Third Bancorp	94,480	1,728,039
Financial Institutions, Inc.	990	18,355
First Bancorp, North Carolina	1,220	17,153
First Busey Corp.	7,187	34,210
First Citizen Bancshares, Inc.	994	201,027
First Community Bancshares, Inc.	2,372	35,699
First Connecticut Bancorp, Inc.	1,300	18,200
First Financial Bancorp, Ohio	5,246	78,690
First Financial Bankshares, Inc.	3,550	204,125
First Financial Corp., Indiana	1,005	30,572
First Financial Holdings, Inc.	2,455	132,153
First Financial Service Corp. (a)	413	1,487
First Interstate Bancsystem, Inc.	1,287	29,254
First Merchants Corp.	2,657	45,382
First Midwest Bancorp, Inc., Delaware	7,182	107,945
First NBC Bank Holding Co.	1,615	37,969
First Niagara Financial Group, Inc.	34,984	353,338
First of Long Island Corp.	928	34,178
First Security Group, Inc.	57	129
First Security Group, Inc. rights (a)	57	87
First South Bancorp, Inc., Virginia (a)	619	3,949
First United Corp. (a)	493	4,215
Firstbank Corp., Michigan	3,229	60,770
FirstMerit Corp.	16,273	344,337
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Flushing Financial Corp.	4,303	$ 77,024
Fulton Financial Corp.	20,369	246,261
German American Bancorp, Inc.	1,177	28,095
Glacier Bancorp, Inc.	8,302	195,927
Great Southern Bancorp, Inc.	2,013	53,506
Grupo Financiero Galicia SA sponsored ADR (d)	3,399	23,045
Guaranty Bancorp	1,586	18,747
Hampton Roads Bankshares, Inc. (a)	14,778	22,610
Hancock Holding Co.	8,935	287,260
Hanmi Financial Corp.	3,531	57,661
Hawthorn Bancshares, Inc.	627	8,621
Heartland Financial U.S.A., Inc.	1,458	39,614
Heritage Commerce Corp.	2,406	16,553
Heritage Financial Corp., Washington	1,562	23,617
Heritage Oaks Bancorp (a)	5,290	33,063
Home Bancshares, Inc.	6,902	175,449
Home Federal Bancorp, Inc.	1,430	18,261
HomeTrust Bancshares, Inc. (a)	1,926	31,490
Horizon Bancorp Industries	771	16,715
Huntington Bancshares, Inc. (d)	89,007	733,418
IBERIABANK Corp.	3,244	169,791
Independent Bank Corp. (a)	135	1,283
Independent Bank Corp., Massachusetts	2,646	93,959
Independent Bank Group, Inc.	1,120	38,371
International Bancshares Corp.	6,421	140,748
Intervest Bancshares Corp. Class A (a)	2,142	14,908
Investors Bancorp, Inc.	11,593	241,366
Lakeland Bancorp, Inc.	4,347	47,426
Lakeland Financial Corp.	1,444	44,908
LCNB Corp.	1,754	33,922
LNB Bancorp, Inc.	836	7,992
Macatawa Bank Corp. (a)	1,576	7,045
MainSource Financial Group, Inc.	1,798	25,622
MB Financial, Inc.	5,568	150,280
MBT Financial Corp. (a)	578	2,347
Mercantile Bank Corp.	1,976	39,520
Merchants Bancshares, Inc.	610	17,855
Metro Bancorp, Inc. (a)	1,268	24,117
Metrocorp Bancshares, Inc.	1,279	12,943
Middleburg Financial Corp.	1,778	33,017
MidWestOne Financial Group, Inc.	1,033	24,276
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
National Bankshares, Inc.	744	$ 27,178
National Penn Bancshares, Inc.	17,248	173,170
NBT Bancorp, Inc.	3,796	81,310
NewBridge Bancorp (a)	1,464	10,541
North Valley Bancorp (a)	616	11,390
Northeast Bancorp	1,292	13,417
Northrim Bancorp, Inc.	787	17,770
Norwood Financial Corp.	895	25,928
OBA Financial Services, Inc. (a)	155	2,866
Ohio Valley Banc Corp.	2,509	51,660
Old National Bancorp, Indiana	10,000	131,400
Old Point Financial Corp.	453	5,880
Old Second Bancorp, Inc. (a)	929	5,342
OmniAmerican Bancorp, Inc. (a)	1,053	23,956
Orrstown Financial Services, Inc. (a)	901	14,659
Pacific Continental Corp.	1,605	20,175
Pacific Mercantile Bancorp (a)	1,383	8,630
Pacific Premier Bancorp, Inc. (a)	1,446	19,188
PacWest Bancorp	4,766	158,470
Palmetto Bancshares, Inc. (a)	2,607	31,206
Park Sterling Corp.	4,301	25,677
Patriot National Bancorp, Inc. (a)	2,549	3,543
Peapack-Gladstone Financial Corp.	1,047	17,401
Penns Woods Bancorp, Inc.	598	28,220
Peoples Bancorp, Inc.	991	20,771
Pinnacle Financial Partners, Inc. (a)(d)	3,472	97,042
Popular, Inc. (a)	11,208	348,120
Porter Bancorp, Inc. (a)	520	749
Preferred Bank, Los Angeles (a)	1,901	30,568
PrivateBancorp, Inc.	7,788	169,934
Renasant Corp.	3,552	89,404
Republic Bancorp, Inc., Kentucky Class A	1,696	44,791
Republic First Bancorp, Inc. (a)	1,871	6,455
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	736
S&T Bancorp, Inc.	4,187	94,124
S.Y. Bancorp, Inc.	1,269	33,692
Sandy Spring Bancorp, Inc.	3,605	80,572
SB Financial Group, Inc.	723	6,001
Seacoast Banking Corp., Florida (a)	10,180	20,971
Shore Bancshares, Inc. (a)	765	6,311
Sierra Bancorp	1,527	22,019
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Signature Bank (a)(d)	4,718	$ 413,863
Simmons First National Corp. Class A	1,418	34,330
Southcoast Financial Corp.	776	4,299
Southern National Bancorp of Virginia, Inc.	5,324	52,921
Southside Bancshares, Inc.	1,529	38,042
Southwest Bancorp, Inc., Oklahoma (a)	1,648	23,797
State Bank Financial Corp.	3,324	50,392
StellarOne Corp.	1,819	37,253
Sterling Financial Corp.	7,158	173,224
Suffolk Bancorp (a)	1,100	18,711
Summit Financial Group, Inc. (a)	583	5,212
Sun Bancorp, Inc., New Jersey (a)	13,515	49,195
Susquehanna Bancshares, Inc.	18,440	232,528
SVB Financial Group (a)	4,473	370,364
Taylor Capital Group, Inc. (a)	2,397	50,721
Texas Capital Bancshares, Inc. (a)(d)	3,893	171,603
The First Bancorp, Inc.	846	13,773
TowneBank	2,694	37,851
Trico Bancshares	1,437	29,459
TriState Capital Holdings, Inc. (a)(d)	3,693	48,194
Trustmark Corp.	6,219	154,604
UMB Financial Corp.	3,930	234,739
Umpqua Holdings Corp.	12,607	204,738
Union Bankshares, Inc.	244	5,148
Union First Market Bankshares Corp.	3,797	81,218
United Bankshares, Inc., West Virginia (d)	4,749	131,880
United Community Banks, Inc., Georgia (a)	4,318	62,956
United Security Bancshares, Inc. (a)	450	3,798
United Security Bancshares, California	1,073	4,592
Univest Corp. of Pennsylvania	1,663	31,697
ViewPoint Financial Group	4,717	93,821
Virginia Commerce Bancorp, Inc. (a)	3,098	45,634
Washington Banking Co., Oak Harbor	1,292	17,726
Washington Trust Bancorp, Inc.	1,289	38,683
WesBanco, Inc.	2,535	72,729
West Bancorp., Inc.	1,654	20,840
Westamerica Bancorp. (d)	2,278	107,225
Wilshire Bancorp, Inc.	12,802	104,080
Wintrust Financial Corp.	3,578	141,832
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Yadkin Financial Corp. (a)	222	$ 3,292
Zions Bancorporation	19,828	554,589
		16,603,128
Consumer Finance - 0.4%
Asta Funding, Inc.	1,124	9,610
Atlanticus Holdings Corp. (a)	2,291	8,500
Consumer Portfolio Services, Inc. (a)	1,184	6,915
Credit Acceptance Corp. (a)	2,385	256,507
DFC Global Corp. (a)(d)	4,082	46,127
Encore Capital Group, Inc. (a)(d)	2,247	96,329
EZCORP, Inc. (non-vtg.) Class A (a)	4,598	78,074
First Cash Financial Services, Inc. (a)(d)	3,005	166,086
Nicholas Financial, Inc.	402	6,492
Portfolio Recovery Associates, Inc. (a)	5,106	270,822
QC Holdings, Inc.	1,821	4,553
SLM Corp.	47,377	1,136,574
World Acceptance Corp. (a)	1,274	109,144
		2,195,733
Diversified Financial Services - 0.7%
BGS Acquisition Corp. (a)	1,035	10,433
California First National Bancorp	901	13,839
CBOE Holdings, Inc.	9,335	428,383
CME Group, Inc.	34,678	2,465,953
HF2 Financial Management, Inc.	500	5,075
Interactive Brokers Group, Inc.	4,321	72,506
Life Partners Holdings, Inc.	1,553	3,215
MarketAxess Holdings, Inc.	3,955	200,756
Marlin Business Services Corp.	1,512	36,832
MicroFinancial, Inc.	4,210	32,122
NewStar Financial, Inc. (a)(d)	4,899	64,520
PICO Holdings, Inc. (a)	2,275	47,980
Resource America, Inc. Class A	1,085	8,105
The NASDAQ Stock Market, Inc.	17,109	510,875
		3,900,594
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	4,582	101,537
American National Insurance Co.	2,732	286,778
Amerisafe, Inc.	1,905	62,084
Amtrust Financial Services, Inc. (d)	7,078	252,826
Arch Capital Group Ltd. (a)(d)	13,265	707,157
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Argo Group International Holdings, Ltd.	3,054	$ 124,725
Baldwin & Lyons, Inc. Class B	1,289	30,408
Cincinnati Financial Corp. (d)	17,326	791,452
CNinsure, Inc. ADR (a)	2,816	13,827
Donegal Group, Inc. Class A	2,616	35,264
Eastern Insurance Holdings, Inc.	468	9,365
eHealth, Inc. (a)	1,626	44,991
EMC Insurance Group	1,487	41,487
Enstar Group Ltd. (a)	1,357	182,883
Erie Indemnity Co. Class A	4,903	361,645
Federated National Holding Co.	878	8,675
Global Indemnity PLC (a)	1,582	38,806
Greenlight Capital Re, Ltd. (a)	3,753	100,768
Hallmark Financial Services, Inc. (a)	1,598	13,471
Infinity Property & Casualty Corp.	1,255	75,940
Investors Title Co.	130	9,264
Kansas City Life Insurance Co.	1,480	64,617
Maiden Holdings Ltd.	7,077	92,567
National Interstate Corp.	1,751	44,038
National Western Life Insurance Co. Class A	391	77,434
Navigators Group, Inc. (a)	1,545	84,558
Safety Insurance Group, Inc.	1,894	94,965
Selective Insurance Group, Inc.	5,832	133,728
State Auto Financial Corp.	4,148	77,443
Tower Group International Ltd.	7,498	105,947
United Fire Group, Inc.	2,926	83,947
		4,152,597
Real Estate Investment Trusts - 0.3%
American Capital Agency Corp.	43,115	981,297
American Capital Mortgage Investment Corp.	5,608	112,384
American Realty Capital Properties, Inc.	18,322	245,698
CyrusOne, Inc.	1,950	37,167
Gladstone Commercial Corp.	1,389	24,641
Gyrodyne Co. of America, Inc.	286	20,277
New York Mortgage Trust, Inc.	5,700	34,428
Potlatch Corp.	3,907	150,654
Retail Opportunity Investments Corp.	6,127	79,283
Sabra Health Care REIT, Inc.	4,057	89,700
		1,775,529
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	2,481	$ 323,522
AV Homes, Inc. (a)	1,147	18,444
China HGS Real Estate, Inc. (a)(d)	4,000	30,400
China Housing & Land Development, Inc. (a)(d)	4,266	9,215
Cresud S.A.C.I.F. y A. sponsored ADR	4,719	37,894
Elbit Imaging Ltd. (a)	2,178	2,505
FirstService Corp. (sub. vtg.)	5,752	200,908
Stratus Properties, Inc. (a)	1,162	14,769
ZipRealty, Inc. (a)	624	2,964
		640,621
Thrifts & Mortgage Finance - 0.7%
America First Tax Exempt Investors LP	2,764	19,237
ASB Bancorp, Inc. (a)	402	7,127
Atlantic Coast Financial Corp. (a)	130	549
Banc of California, Inc.	542	7,209
Bank Mutual Corp.	4,433	26,332
BankFinancial Corp.	781	6,560
Beneficial Mutual Bancorp, Inc. (a)	9,312	86,229
BofI Holding, Inc. (a)(d)	1,341	86,857
Brookline Bancorp, Inc., Delaware	6,005	54,345
Camco Financial Corp. (a)	727	3,046
Cape Bancorp, Inc.	2,034	18,326
Capitol Federal Financial, Inc.	17,870	218,729
CFS Bancorp, Inc.	2,034	22,293
Charter Financial Corp.	1,995	20,568
Cheviot Financial Corp.	3,308	35,793
Chicopee Bancorp, Inc.	629	11,121
Clifton Savings Bancorp, Inc.	3,658	44,079
Dime Community Bancshares, Inc.	2,984	47,505
ESB Financial Corp. (d)	1,795	21,235
ESSA Bancorp, Inc.	1,042	11,108
First Defiance Financial Corp.	1,088	26,667
First Federal Bancshares of Arkansas, Inc. (a)	1,752	16,662
First Financial Northwest, Inc.	1,666	17,743
Fox Chase Bancorp, Inc.	3,841	64,836
Franklin Financial Corp./VA	1,350	24,192
Greene County Bancorp, Inc.	20	485
Heritage Financial Group, Inc.	1,347	24,044
Hingham Institution for Savings	1,006	66,597
HMN Financial, Inc. (a)	448	3,369
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Home Bancorp, Inc. (a)	1,999	$ 34,103
Home Loan Servicing Solutions Ltd.	7,280	165,984
HomeStreet, Inc.	1,706	33,489
HopFed Bancorp, Inc.	199	2,245
Hudson City Bancorp, Inc.	53,056	487,585
Kearny Financial Corp. (a)	9,382	91,756
LSB Financial Corp.	136	3,225
Meridian Interstate Bancorp, Inc. (a)	2,072	40,653
Meta Financial Group, Inc.	1,629	51,379
MutualFirst Financial, Inc.	1,656	25,022
NASB Financial, Inc. (a)(d)	741	19,844
New Hampshire Thrift Bancshare	70	942
Northeast Community Bancorp, Inc.	696	4,663
Northfield Bancorp, Inc.	4,884	58,608
Northwest Bancshares, Inc.	10,985	146,540
Ocean Shore Holding Co.	4,265	62,568
OceanFirst Financial Corp.	1,772	28,901
Oconee Federal Financial Corp.	27	465
Oneida Financial Corp.	115	1,507
Oritani Financial Corp.	4,328	67,127
People's United Financial, Inc. (d)	35,487	504,625
Provident Financial Holdings, Inc.	1,514	26,904
Prudential Bancorp, Inc. of Pennsylvania (a)	1,172	11,579
Pulaski Financial Corp.	1,793	18,056
PVF Capital Corp. (a)	1,421	5,783
Riverview Bancorp, Inc. (a)	4,177	11,194
Rockville Financial, Inc.	3,776	49,277
Roma Financial Corp. (a)	2,638	47,378
Severn Bancorp, Inc. (a)	677	3,304
SI Financial Group, Inc.	395	4,412
Simplicity Bancorp, Inc.	1,220	18,080
Southern Missouri Bancorp, Inc.	1,888	51,920
Territorial Bancorp, Inc.	974	21,340
TFS Financial Corp. (a)	33,039	359,464
Tree.com, Inc.	969	24,264
Trustco Bank Corp., New York	11,125	64,970
United Community Financial Corp. (a)	2,050	8,262
United Financial Bancorp, Inc.	1,560	24,430
Washington Federal, Inc.	10,675	223,001
Waterstone Financial, Inc. (a)	3,109	30,375
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	2,783	$ 18,312
WSFS Financial Corp.	1,404	83,678
		3,930,057
TOTAL FINANCIALS		38,916,405
HEALTH CARE - 14.6%
Biotechnology - 8.9%
Aastrom Biosciences, Inc. (a)	2,172	608
ACADIA Pharmaceuticals, Inc. (a)	9,093	181,496
Achillion Pharmaceuticals, Inc. (a)(d)	8,670	55,922
Acorda Therapeutics, Inc. (a)	4,480	151,379
Aegerion Pharmaceuticals, Inc. (a)(d)	3,091	267,928
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	1,514	2,226
Agenus, Inc. (a)(d)	1,609	5,873
Agios Pharmaceuticals, Inc.	4,197	98,965
Alexion Pharmaceuticals, Inc. (a)	20,009	2,156,170
Alkermes PLC (a)	13,267	421,227
Alnylam Pharmaceuticals, Inc. (a)	6,298	326,236
AMAG Pharmaceuticals, Inc. (a)	1,731	40,955
Amarin Corp. PLC ADR (a)(d)	15,843	99,811
Ambit Biosciences Corp.	3,341	45,170
Amgen, Inc.	77,707	8,465,401
Amicus Therapeutics, Inc. (a)(d)	4,812	11,501
Anacor Pharmaceuticals, Inc. (a)(d)	2,805	28,359
Anthera Pharmaceuticals, Inc. (a)	1,025	3,383
Arena Pharmaceuticals, Inc. (a)(d)	22,450	143,905
ARIAD Pharmaceuticals, Inc. (a)(d)	18,112	336,883
ArQule, Inc. (a)	5,654	15,775
Array BioPharma, Inc. (a)(d)	14,003	78,557
Arrowhead Research Corp. (a)	535	2,220
Astex Pharmaceuticals, Inc. (a)	7,419	48,594
Athersys, Inc. (a)	2,708	4,766
AVEO Pharmaceuticals, Inc. (a)	4,054	8,594
BioCryst Pharmaceuticals, Inc. (a)	4,571	29,163
Biogen Idec, Inc. (a)	24,597	5,239,653
BioMarin Pharmaceutical, Inc. (a)	14,568	953,767
Biospecifics Technologies Corp. (a)	2,036	37,218
Biota Pharmaceuticals, Inc.	4,051	17,419
Bluebird Bio, Inc. (d)	3,482	86,702
Burcon NutraScience Corp. (a)	2,165	6,680
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	43,109	$ 6,034,398
Cell Therapeutics, Inc.	7,005	7,706
Celldex Therapeutics, Inc. (a)(d)	8,330	180,928
Cellular Dynamics International, Inc.	3,460	45,188
Celsion Corp. (a)(d)	3,390	3,865
Cepheid, Inc. (a)(d)	7,025	251,355
Chelsea Therapeutics International Ltd. (a)	4,899	14,550
ChemoCentryx, Inc. (a)(d)	3,544	28,706
Chimerix, Inc.	2,340	36,878
China Biologic Products, Inc. (a)(d)	2,981	72,438
Cleveland Biolabs, Inc. (a)(d)	3,204	5,575
Clovis Oncology, Inc. (a)	3,124	201,498
Codexis, Inc. (a)	3,083	5,303
Coronado Biosciences, Inc. (a)(d)	3,308	26,960
Cubist Pharmaceuticals, Inc.	6,922	438,578
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)(d)	6,461	28,299
Cyclacel Pharmaceuticals, Inc. (a)(d)	968	2,856
Cytokinetics, Inc. (a)	3,138	32,855
Cytori Therapeutics, Inc. (a)(d)	4,179	8,776
CytRx Corp. (a)(d)	1,968	4,644
Dendreon Corp. (a)(d)	14,699	41,745
Discovery Laboratories, Inc. (a)	4,509	7,440
Durata Therapeutics, Inc. (a)	1,551	13,075
Dyax Corp. (a)	8,481	37,910
Dynavax Technologies Corp. (a)	18,336	23,287
Enanta Pharmaceuticals, Inc. (d)	2,936	54,551
EntreMed, Inc. (a)	899	1,681
Enzon Pharmaceuticals, Inc.	3,917	6,737
Epizyme, Inc. (d)	3,427	95,099
Esperion Therapeutics, Inc.	4,304	69,380
Exact Sciences Corp. (a)(d)	6,364	73,631
Exelixis, Inc. (a)(d)	20,419	102,299
Galena Biopharma, Inc. (a)(d)	6,891	15,298
Genomic Health, Inc. (a)(d)	3,364	106,033
Gentium SpA sponsored ADR (a)	532	10,182
GenVec, Inc. (a)	764	222
Geron Corp. (a)(d)	11,707	16,741
Gilead Sciences, Inc. (a)(d)	157,146	9,471,189
Grifols SA ADR	9,696	293,692
GTx, Inc. (a)(d)	5,496	8,519
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Halozyme Therapeutics, Inc. (a)(d)	10,886	$ 90,463
Hyperion Therapeutics, Inc. (a)(d)	2,468	60,170
Idenix Pharmaceuticals, Inc. (a)(d)	12,186	58,249
Idera Pharmaceuticals, Inc. (a)	1,411	3,132
ImmunoGen, Inc. (a)(d)	8,280	132,480
Immunomedics, Inc. (a)(d)	10,761	64,028
Incyte Corp. (a)(d)	16,483	558,609
Infinity Pharmaceuticals, Inc. (a)	4,782	88,515
Insmed, Inc. (a)	5,232	79,579
Insys Therapeutics, Inc. (a)	2,710	75,907
Intercept Pharmaceuticals, Inc.	2,014	92,120
InterMune, Inc. (a)	10,109	144,458
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	10,822	126,076
Isis Pharmaceuticals, Inc. (a)(d)	11,632	300,455
KaloBios Pharmaceuticals, Inc.	4,721	26,296
Kamada (a)	7,721	98,057
Keryx Biopharmaceuticals, Inc. (a)	7,584	64,692
KYTHERA Biopharmaceuticals, Inc.	1,645	43,428
Lexicon Pharmaceuticals, Inc. (a)(d)	56,307	140,204
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	1,810	87,043
General CVR	1,518	55
Glucagon CVR (a)	1,518	100
MRK CVR rights (a)	1,639	0
rights (a)	1,518	28
TR Beta CVR (a)	1,518	7
MannKind Corp. (a)(d)	30,526	176,746
Medivation, Inc. (a)	7,394	417,983
MEI Pharma, Inc. (a)	103	768
Merrimack Pharmaceuticals, Inc. (a)(d)	9,665	32,668
Metabolix, Inc. (a)	2,402	3,243
MiMedx Group, Inc. (a)(d)	8,900	54,913
Momenta Pharmaceuticals, Inc. (a)	5,798	81,694
Myriad Genetics, Inc. (a)(d)	8,040	210,407
Nanosphere, Inc. (a)(d)	6,121	12,854
Neurocrine Biosciences, Inc. (a)	8,611	125,462
NewLink Genetics Corp. (a)	2,123	36,749
Novavax, Inc. (a)(d)	12,491	39,347
NPS Pharmaceuticals, Inc. (a)	10,419	261,517
Nymox Pharmaceutical Corp. (a)(d)	3,188	24,835
OncoGenex Pharmaceuticals, Inc. (a)	4,385	39,246
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Oncolytics Biotech, Inc. (a)(d)	8,292	$ 22,043
OncoMed Pharmaceuticals, Inc.	3,581	58,120
Onconova Therapeutics, Inc.	2,820	68,639
Oncothyreon, Inc. (a)(d)	4,953	8,371
Onyx Pharmaceuticals, Inc. (a)	7,408	915,481
Orexigen Therapeutics, Inc. (a)	10,377	71,186
Osiris Therapeutics, Inc. (a)(d)	3,059	53,380
OvaScience, Inc. (a)	2,376	27,372
OXiGENE, Inc. (a)	7	15
Oxygen Biotherapeutics, Inc. (a)	75	99
PDL BioPharma, Inc. (d)	13,383	106,261
Peregrine Pharmaceuticals, Inc. (a)	9,357	12,819
Pharmacyclics, Inc. (a)	7,459	831,679
Pluristem Therapeutics, Inc. (a)(d)	3,372	10,082
Portola Pharmaceuticals, Inc. (d)	3,763	85,044
Progenics Pharmaceuticals, Inc. (a)	7,808	43,412
Prosensa Holding BV (a)	3,979	90,602
Prothena Corp. PLC (a)(d)	3,476	69,659
PTC Therapeutics, Inc. (a)	2,849	51,111
QLT, Inc.	4,361	18,055
Raptor Pharmaceutical Corp. (a)	6,435	87,130
Receptos, Inc.	2,414	38,238
Regeneron Pharmaceuticals, Inc. (a)(d)	9,962	2,413,892
Regulus Therapeutics, Inc.	5,769	54,517
Repligen Corp. (a)(d)	3,646	35,585
Rigel Pharmaceuticals, Inc. (a)	8,710	27,437
Sangamo Biosciences, Inc. (a)	4,425	43,675
Sarepta Therapeutics, Inc. (a)(d)	3,369	114,984
Savient Pharmaceuticals, Inc. (a)(d)	5,462	3,386
Seattle Genetics, Inc. (a)(d)	11,897	504,433
SIGA Technologies, Inc. (a)	3,606	12,729
Sinovac Biotech Ltd. (a)(d)	2,849	14,786
Spectrum Pharmaceuticals, Inc. (d)	5,774	44,229
StemCells, Inc. (a)	1,913	2,984
Stemline Therapeutics, Inc.	1,898	65,766
Sunesis Pharmaceuticals, Inc. (a)	4,329	20,822
Synageva BioPharma Corp. (a)(d)	2,575	120,793
Synergy Pharmaceuticals, Inc. (a)	11,873	52,716
Synta Pharmaceuticals Corp. (a)(d)	8,372	49,395
Targacept, Inc. (a)	2,644	13,537
Telik, Inc. (a)	90	106
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
TESARO, Inc. (a)(d)	3,440	$ 118,955
Tetraphase Pharmaceuticals, Inc.	5,023	42,896
TG Therapeutics, Inc. (a)	4,201	25,290
Theravance, Inc. (a)(d)	10,228	366,674
Threshold Pharmaceuticals, Inc. (a)	5,054	21,985
Trius Therapeutics, Inc. (a)	7,463	102,019
Trovagene, Inc. (a)(d)	2,998	24,584
United Therapeutics Corp. (a)(d)	5,047	357,883
Vanda Pharmaceuticals, Inc. (a)	2,216	25,329
Venaxis, Inc. (a)	51	72
Verastem, Inc. (a)	1,981	27,239
Vertex Pharmaceuticals, Inc. (a)	22,680	1,704,402
Vical, Inc. (a)(d)	13,452	17,353
XOMA Corp. (a)	11,286	52,706
Zalicus, Inc. (a)	9,513	6,754
ZIOPHARM Oncology, Inc. (a)(d)	11,631	34,777
		50,298,644
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc.	1,943	76,127
Abiomed, Inc. (a)(d)	4,438	104,515
Accuray, Inc. (a)(d)	6,327	41,885
Align Technology, Inc. (a)(d)	7,886	343,435
Alphatec Holdings, Inc. (a)	5,917	11,716
Analogic Corp.	1,339	99,943
Angiodynamics, Inc. (a)	5,344	58,250
Anika Therapeutics, Inc. (a)	1,002	23,186
Antares Pharma, Inc. (a)(d)	14,208	62,515
ArthroCare Corp. (a)	3,211	101,692
Atricure, Inc. (a)	1,732	15,224
Atrion Corp.	170	40,630
Baxano Surgical, Inc. (a)	1,691	2,942
BioLase Technology, Inc. (d)	2,487	4,253
BSD Medical Corp. (a)	812	1,226
Cardica, Inc. (a)	1,278	1,546
Cardiovascular Systems, Inc. (a)(d)	3,315	68,024
Cerus Corp. (a)	5,389	28,184
CONMED Corp.	3,472	107,944
Cutera, Inc. (a)	1,010	9,444
Cyberonics, Inc. (a)(d)	3,024	153,831
Cynosure, Inc. Class A (a)	2,490	57,146
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Delcath Systems, Inc. (a)(d)	5,700	$ 2,337
DENTSPLY International, Inc.	14,114	592,647
Derma Sciences, Inc. (a)(d)	2,812	39,480
DexCom, Inc. (a)	7,959	215,291
Echo Therapeutics, Inc. (a)	281	686
EDAP TMS SA sponsored ADR (a)	1,813	4,460
Endologix, Inc. (a)	7,361	116,451
EnteroMedics, Inc. (a)(d)	11,433	11,662
Exactech, Inc. (a)	1,007	19,173
Genmark Diagnostics, Inc. (a)	3,364	38,686
Given Imaging Ltd. (a)	3,044	55,066
Hansen Medical, Inc. (a)(d)	11,167	18,426
HeartWare International, Inc. (a)	1,511	118,765
Hologic, Inc. (a)(d)	29,408	627,567
ICU Medical, Inc. (a)	1,661	118,728
IDEXX Laboratories, Inc. (a)(d)	6,219	583,467
Imris, Inc. (a)	3,300	6,611
Insulet Corp. (a)	5,630	187,704
Integra LifeSciences Holdings Corp. (a)(d)	2,438	99,080
Intuitive Surgical, Inc. (a)	4,169	1,611,402
LeMaitre Vascular, Inc.	1,743	12,096
MAKO Surgical Corp. (a)(d)	5,970	89,252
Masimo Corp. (d)	5,644	139,633
Medical Action Industries, Inc. (a)	1,561	7,977
MELA Sciences, Inc. (a)(d)	3,083	2,013
Meridian Bioscience, Inc.	4,718	106,108
Merit Medical Systems, Inc. (a)	4,873	62,374
Natus Medical, Inc. (a)	2,216	29,140
Neogen Corp. (a)	2,220	120,102
NeuroMetrix, Inc. (a)	13	21
Novadaq Technologies, Inc. (a)	6,419	95,579
NuVasive, Inc. (a)	4,400	103,488
NxStage Medical, Inc. (a)	6,740	83,239
OraSure Technologies, Inc. (a)	6,612	31,605
Orthofix International NV (a)	2,537	55,992
PhotoMedex, Inc. (a)(d)	1,894	30,948
Quidel Corp. (a)	3,010	79,825
Rochester Medical Corp. (a)	1,184	15,499
Rockwell Medical Technologies, Inc. (a)(d)	1,656	9,158
RTI Biologics, Inc. (a)	5,687	18,938
Sirona Dental Systems, Inc. (a)	5,669	367,181
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Solta Medical, Inc. (a)	4,423	$ 9,200
Staar Surgical Co. (a)	2,835	35,976
Stereotaxis, Inc. (a)	567	1,985
SurModics, Inc. (a)	1,470	29,106
Synergetics U.S.A., Inc. (a)	1,143	4,801
Syneron Medical Ltd. (a)	2,826	23,230
TearLab Corp. (a)	2,994	39,341
The Spectranetics Corp. (a)	6,043	95,419
ThermoGenesis Corp. (a)	1,101	1,167
Thoratec Corp. (a)	5,787	206,770
Tornier NV (a)	4,822	91,522
Trinity Biotech PLC sponsored ADR	1,741	33,131
Unilife Corp. (a)(d)	7,036	24,274
Uroplasty, Inc. (a)	2,392	8,659
Utah Medical Products, Inc.	362	18,281
Vascular Solutions, Inc. (a)	1,180	18,609
Vision Sciences, Inc. (a)	2,813	2,700
Volcano Corp. (a)(d)	5,692	121,923
Wright Medical Group, Inc. (a)(d)	4,407	106,076
Zeltiq Aesthetics, Inc. (a)(d)	3,348	26,751
		8,240,436
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)(d)	5,533	212,080
Addus HomeCare Corp. (a)	1,350	28,593
Air Methods Corp. (d)	3,912	160,079
Alliance Healthcare Services, Inc. (a)	1,731	42,063
Almost Family, Inc.	863	16,285
Amedisys, Inc. (a)(d)	2,885	46,997
American CareSource Holdings, Inc. (a)	366	644
AmSurg Corp. (a)	3,341	124,586
Bio-Reference Laboratories, Inc. (a)(d)	2,512	72,672
BioScrip, Inc. (a)	7,602	92,744
BioTelemetry, Inc. (a)	1,581	13,312
Catamaran Corp. (a)	21,074	1,154,038
Chindex International, Inc. (a)	1,481	25,044
Corvel Corp. (a)	1,914	63,047
Cross Country Healthcare, Inc. (a)	3,098	17,504
Express Scripts Holding Co. (a)(d)	84,365	5,389,236
Gentiva Health Services, Inc. (a)	3,221	36,945
Healthways, Inc. (a)(d)	3,193	60,922
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)(d)	8,969	$ 906,317
IPC The Hospitalist Co., Inc. (a)(d)	1,428	73,456
LCA-Vision, Inc. (a)	1,176	4,375
LHC Group, Inc. (a)	1,263	28,582
LifePoint Hospitals, Inc. (a)	5,638	255,007
Magellan Health Services, Inc. (a)	2,822	158,625
MWI Veterinary Supply, Inc. (a)	1,301	197,856
National Research Corp.:
Class A (a)	2,214	36,287
Class B	369	10,686
Patterson Companies, Inc. (d)	10,323	411,681
PDI, Inc. (a)	1,717	8,791
Providence Service Corp. (a)	1,589	42,649
RadNet, Inc. (a)	2,333	6,019
Sharps Compliance Corp. (a)(d)	2,640	6,996
The Ensign Group, Inc.	2,800	108,220
USMD Holdings, Inc. (a)(d)	1,157	28,161
VCA Antech, Inc. (a)	9,782	266,951
		10,107,450
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	17,686	257,154
athenahealth, Inc. (a)(d)	3,666	386,726
Authentidate Holding Corp. (a)	1,782	1,622
Cerner Corp. (a)(d)	35,209	1,621,727
Computer Programs & Systems, Inc.	939	51,607
HealthStream, Inc. (a)(d)	3,395	112,544
HMS Holdings Corp. (a)(d)	8,951	223,685
iCAD, Inc. (a)	949	5,324
MedAssets, Inc. (a)	5,481	122,884
Medidata Solutions, Inc. (a)	2,759	246,765
Merge Healthcare, Inc. (a)	8,773	23,248
Omnicell, Inc. (a)	2,959	64,329
Quality Systems, Inc.	7,108	147,065
		3,264,680
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(d)	4,556	43,328
Affymetrix, Inc. (a)(d)	6,582	36,662
Albany Molecular Research, Inc. (a)	3,021	33,261
Apricus Biosciences, Inc. (a)(d)	2,588	5,098
BG Medicine, Inc. (a)	1,419	1,291
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Bruker BioSciences Corp. (a)	17,101	$ 342,704
CombiMatrix Corp. (a)	14	40
Compugen Ltd. (a)(d)	3,805	36,947
Fluidigm Corp. (a)(d)	1,898	38,833
Furiex Pharmaceuticals, Inc. (a)	973	37,422
Harvard Bioscience, Inc. (a)	2,115	10,448
ICON PLC (a)	7,283	266,121
Illumina, Inc. (a)(d)	12,696	988,257
Life Technologies Corp. (a)	17,420	1,296,222
Luminex Corp. (a)	4,108	83,392
NeoGenomics, Inc. (a)(d)	7,505	16,211
Pacific Biosciences of California, Inc. (a)	4,115	17,201
PAREXEL International Corp. (a)(d)	5,695	264,419
pSivida Corp. (a)	1,100	3,982
QIAGEN NV (a)(d)	24,140	483,766
Sequenom, Inc. (a)(d)	12,977	37,893
Techne Corp.	3,676	284,927
		4,328,425
Pharmaceuticals - 1.1%
AcelRx Pharmaceuticals, Inc. (a)	6,090	60,352
Acura Pharmaceuticals, Inc. (a)	4,909	7,167
Akorn, Inc. (a)(d)	9,857	177,130
Alexza Pharmaceuticals, Inc. (a)	428	1,887
Alimera Sciences, Inc. (a)	2,500	8,925
ANI Pharmaceuticals, Inc. (a)	230	1,633
Aratana Therapeutics, Inc.	4,139	33,816
AstraZeneca PLC rights (a)	3,011	0
Auxilium Pharmaceuticals, Inc. (a)	4,987	87,023
AVANIR Pharmaceuticals Class A (a)	12,342	62,944
Biodel, Inc. (a)	350	1,656
Biodelivery Sciences International, Inc. (a)(d)	2,742	14,368
Cadence Pharmaceuticals, Inc. (a)	8,714	47,491
Cardiome Pharma Corp. (a)	1,097	2,229
Cempra, Inc. (a)(d)	5,300	47,700
Columbia Laboratories, Inc. (a)	768	6,152
Corcept Therapeutics, Inc. (a)(d)	10,274	17,055
Cornerstone Therapeutics, Inc. (a)	2,560	23,680
Cumberland Pharmaceuticals, Inc. (a)(d)	1,718	7,628
DepoMed, Inc. (a)(d)	9,288	66,595
Durect Corp. (a)	8,664	9,444
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Endo Health Solutions, Inc. (a)	11,642	$ 478,370
Endocyte, Inc. (a)(d)	3,058	43,913
Flamel Technologies SA sponsored ADR (a)	2,626	15,809
Hi-Tech Pharmacal Co., Inc.	1,911	82,383
Horizon Pharma, Inc. (a)(d)	3,476	8,794
Impax Laboratories, Inc. (a)	7,145	145,615
Jazz Pharmaceuticals PLC (a)(d)	5,961	522,720
Mylan, Inc. (a)	39,255	1,387,272
Nektar Therapeutics (a)	11,482	139,851
NeuroBioPharm, Inc.:
Class A (d)	213	20
warrants (a)(d)	427	0
Novogen Ltd. sponsored ADR (a)	19	72
NuPathe, Inc. (a)	1,000	2,660
Omeros Corp. (a)(d)	2,026	10,191
Optimer Pharmaceuticals, Inc. (a)	4,314	53,968
Pacira Pharmaceuticals, Inc. (a)	3,000	108,660
Pain Therapeutics, Inc.	3,313	8,713
Pernix Therapeutics Holdings, Inc. (a)(d)	9,460	25,920
Pozen, Inc. (a)	3,117	16,115
ProPhase Labs, Inc. (a)	1,566	2,396
Questcor Pharmaceuticals, Inc.	5,975	398,413
Repros Therapeutics, Inc. (a)	2,624	55,471
Sagent Pharmaceuticals, Inc. (a)(d)	3,256	71,827
Salix Pharmaceuticals Ltd. (a)	6,122	409,807
Santarus, Inc. (a)	6,777	152,618
SciClone Pharmaceuticals, Inc. (a)(d)	5,359	28,135
Shire PLC sponsored ADR	3,987	439,447
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	3,574
Sucampo Pharmaceuticals, Inc. Class A (a)	6,917	40,949
Supernus Pharmaceuticals, Inc. (a)(d)	4,590	30,386
The Medicines Company (a)(d)	5,487	173,444
Transcept Pharmaceuticals, Inc. (a)	1,571	4,226
Ventrus Biosciences, Inc. (a)	879	2,215
ViroPharma, Inc. (a)	6,589	198,658
VIVUS, Inc. (a)(d)	10,755	134,760
Warner Chilcott PLC	26,102	559,888
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
XenoPort, Inc. (a)	4,387	$ 21,452
Zogenix, Inc. (a)(d)	8,170	13,889
		6,477,476
TOTAL HEALTH CARE		82,717,111
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)(d)	2,770	60,691
American Science & Engineering, Inc.	864	48,712
API Technologies Corp. (a)	4,000	10,960
Ascent Solar Technologies, Inc. (a)(d)	1,977	1,661
Astronics Corp. (a)	811	37,736
BE Aerospace, Inc. (a)	11,754	801,505
Elbit Systems Ltd.	4,303	193,463
Erickson Air-Crane, Inc. (a)(d)	1,074	16,454
Innovative Solutions & Support, Inc.	1,668	12,493
KEYW Holding Corp. (a)(d)	3,488	40,252
Kratos Defense & Security Solutions, Inc. (a)	5,337	45,044
LMI Aerospace, Inc. (a)	964	11,655
Sypris Solutions, Inc.	1,434	4,431
Taser International, Inc. (a)	4,353	50,669
TAT Technologies Ltd. (a)	863	6,395
		1,342,121
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	6,093	39,056
Atlas Air Worldwide Holdings, Inc. (a)	2,883	133,195
C.H. Robinson Worldwide, Inc.	16,556	941,540
Echo Global Logistics, Inc. (a)	1,882	40,745
Expeditors International of Washington, Inc.	21,958	890,616
Forward Air Corp.	2,968	109,311
Hub Group, Inc. Class A (a)	3,812	141,616
Pacer International, Inc. (a)	4,028	24,692
Park-Ohio Holdings Corp. (a)	1,224	42,314
UTI Worldwide, Inc. (d)	11,935	197,047
		2,560,132
Airlines - 0.3%
Allegiant Travel Co.	1,980	187,130
Hawaiian Holdings, Inc. (a)(d)	4,459	31,213
JetBlue Airways Corp. (a)(d)	29,878	183,750
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Republic Airways Holdings, Inc. (a)	4,760	$ 53,169
Ryanair Holdings PLC sponsored ADR (d)	12,372	587,175
SkyWest, Inc.	5,329	68,691
Spirit Airlines, Inc. (a)	7,364	229,536
		1,340,664
Building Products - 0.1%
AAON, Inc.	4,914	114,594
American Woodmark Corp. (a)	1,276	44,494
Apogee Enterprises, Inc.	3,424	95,530
Builders FirstSource, Inc. (a)	9,440	53,619
China Ceramics Co. Ltd. (a)	1,500	3,810
Gibraltar Industries, Inc. (a)	2,751	35,433
Insteel Industries, Inc.	1,187	18,980
Nortek, Inc. (a)	1,362	91,186
Patrick Industries, Inc. (a)	1,326	35,908
PGT, Inc. (a)	4,454	45,342
Universal Forest Products, Inc.	2,353	88,096
		626,992
Commercial Services & Supplies - 0.7%
A.T. Cross Co. Class A (a)	980	20,894
Acorn Energy, Inc.	1,217	7,302
Casella Waste Systems, Inc. Class A (a)	8,680	45,744
CECO Environmental Corp.	977	13,014
China Recycling Energy Corp. (a)	2,900	5,336
Cintas Corp. (d)	12,271	586,063
Copart, Inc. (a)	12,784	406,148
Courier Corp.	1,323	20,639
EnerNOC, Inc. (a)	3,061	44,415
Fuel Tech, Inc. (a)	2,055	7,891
G&K Services, Inc. Class A	1,732	89,094
Guanwei Recycling Corp. (a)	700	1,176
Healthcare Services Group, Inc.	6,516	157,752
Heritage-Crystal Clean, Inc. (a)(d)	2,262	34,360
Herman Miller, Inc.	5,712	145,485
Hudson Technologies, Inc. (a)(d)	2,825	5,424
Industrial Services of America, Inc. (a)	694	1,402
InnerWorkings, Inc. (a)(d)	4,624	47,488
Interface, Inc.	6,043	106,719
Intersections, Inc.	1,282	11,730
Kimball International, Inc. Class B	2,252	22,160
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
McGrath RentCorp.	2,396	$ 79,260
Mobile Mini, Inc. (a)	4,841	147,070
Multi-Color Corp.	1,696	53,136
Performant Financial Corp.	3,975	43,049
Perma-Fix Environmental Services, Inc. (a)	4,865	2,335
R.R. Donnelley & Sons Co.	19,072	318,121
Standard Parking Corp. (a)(d)	3,413	75,939
Stericycle, Inc. (a)(d)	8,554	962,838
Swisher Hygiene, Inc. (Canada) (a)(d)	18,251	15,148
Tetra Tech, Inc. (a)	6,156	140,234
United Stationers, Inc.	4,733	188,089
US Ecology, Inc.	1,521	42,725
Virco Manufacturing Co. (a)	1,086	2,520
West Corp.	8,075	176,600
		4,027,300
Construction & Engineering - 0.1%
Aegion Corp. (a)	4,531	96,963
Foster Wheeler AG (a)	10,394	240,933
Great Lakes Dredge & Dock Corp. (d)	8,665	58,315
Integrated Electrical Services, Inc. (a)	652	2,843
Layne Christensen Co. (a)(d)	1,710	32,507
MYR Group, Inc. (a)	2,014	44,147
Northwest Pipe Co. (a)	758	21,633
Primoris Services Corp.	4,572	102,779
Sterling Construction Co., Inc. (a)	573	5,552
UniTek Global Services, Inc. (a)	2,812	4,415
		610,087
Electrical Equipment - 0.2%
Active Power, Inc. (a)	1,672	5,919
Altair Nanotechnologies, Inc. (a)	613	1,459
American Superconductor Corp. (a)	2,136	5,062
Broadwind Energy, Inc. (a)	819	4,816
Capstone Turbine Corp. (a)(d)	43,382	48,154
China BAK Battery, Inc. (a)	782	1,267
Coleman Cable, Inc.	1,787	34,024
Deswell Industries, Inc.	1,530	3,810
Ecotality, Inc. (a)	654	177
Encore Wire Corp.	1,808	68,216
Enphase Energy, Inc. (a)(d)	4,012	25,235
Franklin Electric Co., Inc.	4,474	160,706
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
FuelCell Energy, Inc. (a)(d)	18,058	$ 22,392
Global Power Equipment Group, Inc.	1,441	26,774
Highpower International, Inc. (a)	815	954
Hydrogenics Corp. (a)(d)	700	7,728
II-VI, Inc. (a)	6,186	119,266
Jinpan International Ltd.	1,698	11,377
Lihua International, Inc. (a)	1,279	6,190
Lime Energy Co. (a)	1,937	1,123
LSI Industries, Inc.	2,044	13,777
Ocean Power Technologies, Inc. (a)	1,435	2,310
Plug Power, Inc. (a)	631	334
Powell Industries, Inc. (a)	1,530	80,677
Power Solutions International, Inc. (a)(d)	1,493	78,592
Preformed Line Products Co.	492	33,914
Revolution Lighting Technologies, Inc. (a)(d)	8,334	21,668
SolarCity Corp.	7,721	241,976
Ultralife Corp. (a)	1,473	5,362
Vicor Corp. (a)	2,510	19,603
		1,052,862
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	3,540	103,403
Machinery - 0.9%
Altra Holdings, Inc.	3,583	89,038
American Railcar Industries, Inc. (d)	1,959	69,290
Astec Industries, Inc.	2,039	70,468
Chart Industries, Inc. (a)(d)	2,983	340,599
Cleantech Solutions International, Inc. (a)(d)	197	973
Columbus McKinnon Corp. (NY Shares) (a)	1,499	32,079
Commercial Vehicle Group, Inc. (a)	2,120	14,861
Dynamic Materials Corp.	1,149	25,324
Eastern Co.	613	10,194
Edwards Group Ltd. ADR (a)	1,710	16,741
Energy Recovery, Inc. (a)(d)	3,989	20,384
ExOne Co. (d)	1,425	97,627
Flow International Corp. (a)	3,549	11,960
FreightCar America, Inc.	1,099	19,760
Gencor Industries, Inc. (a)	519	4,136
Hardinge, Inc.	417	6,042
Hurco Companies, Inc.	804	22,118
Key Technology, Inc. (a)	313	4,166
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
L.B. Foster Co. Class A	891	$ 37,796
Lincoln Electric Holdings, Inc.	9,816	613,794
Manitex International, Inc. (a)(d)	2,422	24,365
MFRI, Inc. (a)	997	10,149
Middleby Corp. (a)	1,918	356,633
NN, Inc.	1,502	20,743
Nordson Corp.	6,502	433,358
Omega Flex, Inc.	1,368	25,308
PACCAR, Inc.	36,189	1,940,092
PMFG, Inc. (a)	2,024	14,006
RBC Bearings, Inc. (a)	2,436	145,502
Sun Hydraulics Corp.	3,435	105,248
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	12,233
Class B (a)	262	2,405
TriMas Corp. (a)	3,886	136,554
Twin Disc, Inc.	1,109	29,267
Westport Innovations, Inc. (a)(d)	5,993	164,867
Woodward, Inc.	7,287	280,987
		5,209,067
Marine - 0.0%
Diana Containerships, Inc.	1,986	7,269
DryShips, Inc. (a)(d)	42,597	99,251
Eagle Bulk Shipping, Inc. (a)	1,118	3,991
Euroseas Ltd.	2,727	3,272
FreeSeas, Inc. (a)	35	6
Newlead Holdings Ltd. (a)	1,300	147
Rand Logistics, Inc. (a)	1,744	9,156
Seanergy Martime Holdings Corp. (a)	799	1,127
Star Bulk Carriers Corp.	1,467	11,985
Ultrapetrol (Bahamas) Ltd. (a)	10,801	36,183
		172,387
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)(d)	1,360	85,748
Acacia Research Corp. (d)	5,559	122,131
Advisory Board Co. (a)(d)	3,439	188,354
Barrett Business Services, Inc.	849	54,565
CRA International, Inc. (a)	945	16,916
Exponent, Inc.	1,445	94,113
Heidrick & Struggles International, Inc.	1,475	22,199
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Hudson Global, Inc. (a)	2,817	$ 7,719
Huron Consulting Group, Inc. (a)	2,114	100,626
ICF International, Inc. (a)	2,881	94,756
Kelly Services, Inc. Class A (non-vtg.)	4,389	79,880
Kforce, Inc.	3,428	55,774
Lightbridge Corp. (a)(d)	2,205	3,815
National Technical Systems, Inc. (a)	2,738	62,536
Odyssey Marine Exploration, Inc. (a)(d)	6,577	19,008
Pendrell Corp. (a)	19,022	36,522
RCM Technologies, Inc.	2,327	13,194
Resources Connection, Inc.	3,700	45,288
RPX Corp. (a)	6,005	94,218
Verisk Analytics, Inc. (a)	17,376	1,080,440
VSE Corp.	427	19,232
		2,297,034
Road & Rail - 0.5%
AMERCO	1,955	319,838
Arkansas Best Corp. (d)	2,434	60,558
Avis Budget Group, Inc. (a)	10,856	290,615
Covenant Transport Group, Inc. Class A (a)	1,650	8,828
Heartland Express, Inc.	8,247	114,798
J.B. Hunt Transport Services, Inc.	12,243	881,496
Landstar System, Inc.	4,873	266,309
Marten Transport Ltd.	3,016	53,353
Old Dominion Freight Lines, Inc. (a)	8,665	376,234
P.A.M. Transportation Services, Inc.	668	9,145
Patriot Transportation Holding, Inc. (a)(d)	1,246	38,651
Quality Distribution, Inc. (a)	2,343	21,485
Saia, Inc. (a)	2,181	65,452
Student Transportation, Inc.	9,179	57,516
U.S.A. Truck, Inc. (a)	1,050	5,712
Universal Truckload Services, Inc.	3,284	82,757
Vitran Corp., Inc. (a)	1,634	7,121
Werner Enterprises, Inc. (d)	7,174	165,289
YRC Worldwide, Inc. (a)	1,005	17,105
		2,842,262
Trading Companies & Distributors - 0.4%
Aceto Corp.	5,547	81,541
Beacon Roofing Supply, Inc. (a)(d)	5,127	186,264
DXP Enterprises, Inc. (a)	1,259	85,587
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Essex Rental Corp. (a)	2,219	$ 9,009
Fastenal Co. (d)	30,461	1,339,979
General Finance Corp. (a)	1,165	5,976
H&E Equipment Services, Inc.	4,201	101,160
HD Supply Holdings, Inc. (a)	18,839	428,399
Houston Wire & Cable Co.	1,495	18,717
Lawson Products, Inc. (a)	645	7,224
Rush Enterprises, Inc.:
Class A (a)(d)	2,683	67,155
Class B (a)	1,009	21,835
Titan Machinery, Inc. (a)(d)	1,925	33,803
Willis Lease Finance Corp. (a)	1,056	14,826
		2,401,475
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	550	15,010
TOTAL INDUSTRIALS		24,600,796
INFORMATION TECHNOLOGY - 45.7%
Communications Equipment - 5.4%
ADTRAN, Inc.	6,053	145,998
Alliance Fiber Optic Products, Inc. (d)	1,095	40,548
Alvarion Ltd. (a)	543	358
Ambient Corp. (a)	1,100	2,365
Anaren, Inc. (a)	1,155	28,390
Arris Group, Inc. (a)	15,202	238,215
Aruba Networks, Inc. (a)	11,541	191,927
AudioCodes Ltd. (a)	2,694	17,646
Aviat Networks, Inc. (a)	4,784	12,151
Aware, Inc.	5,644	28,164
Bel Fuse, Inc.:
Class A	300	5,064
Class B (non-vtg.)	558	10,044
Black Box Corp.	1,429	37,969
BlackBerry Ltd. (a)(d)	52,939	535,743
Brocade Communications Systems, Inc. (a)	46,620	344,988
CalAmp Corp. (a)(d)	2,414	39,565
Ceragon Networks Ltd. (a)	1,796	6,484
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	2,140
Ciena Corp. (a)(d)	10,345	206,072
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc.	552,068	$ 12,868,705
Clearfield, Inc. (a)	1,913	24,104
Cogo Group, Inc. (a)(d)	3,330	7,326
Communications Systems, Inc.	3,274	39,550
Comtech Telecommunications Corp.	1,521	36,458
Digi International, Inc. (a)	2,136	19,843
DragonWave, Inc. (a)(d)	2,480	6,696
EchoStar Holding Corp. Class A (a)	4,590	184,793
EMCORE Corp. (a)(d)	1,475	5,738
EXFO, Inc. (sub. vtg.) (a)	2,252	10,263
Extreme Networks, Inc. (a)	7,442	27,759
F5 Networks, Inc. (a)	8,163	680,631
Finisar Corp. (a)	10,307	210,984
Gilat Satellite Networks Ltd. (a)	5,055	23,961
Globecomm Systems, Inc. (a)	1,887	26,229
Harmonic, Inc. (a)	11,702	82,733
Infinera Corp. (a)(d)	12,903	119,611
InterDigital, Inc.	4,223	150,085
Ituran Location & Control Ltd.	2,549	47,131
Ixia (a)	7,772	112,849
JDS Uniphase Corp. (a)(d)	23,538	301,993
KVH Industries, Inc. (a)	1,563	19,944
Meru Networks, Inc. (a)	1,641	5,661
Mitel Networks, Inc. (a)	3,745	16,890
NETGEAR, Inc. (a)	4,275	123,719
NumereX Corp. Class A (a)	2,247	23,122
Oclaro, Inc. (a)(d)	6,326	6,769
Oplink Communications, Inc. (a)	1,737	32,291
Parkervision, Inc. (a)(d)	7,644	25,302
PC-Tel, Inc.	2,538	20,609
Performance Technologies, Inc. (a)	470	1,293
Polycom, Inc. (a)(d)	18,421	182,921
Procera Networks, Inc. (a)(d)	2,618	33,903
QUALCOMM, Inc.	178,621	11,839,000
Radware Ltd. (a)(d)	3,823	54,516
Riverbed Technology, Inc. (a)(d)	15,745	243,103
ShoreTel, Inc. (a)	4,564	22,409
Sierra Wireless, Inc. (a)(d)	2,705	33,437
Silicom Ltd.	1,049	33,033
Sonus Networks, Inc. (a)(d)	31,557	108,872
Symmetricom, Inc. (a)	3,327	16,169
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	22,612	$ 266,369
Tellabs, Inc.	36,061	80,055
Tessco Technologies, Inc.	550	17,358
Ubiquiti Networks, Inc.	8,870	310,982
UTStarcom Holdings Corp. (a)	4,655	12,475
ViaSat, Inc. (a)	4,740	302,080
Westell Technologies, Inc. Class A (a)	3,694	10,971
Wi-Lan, Inc.	14,813	48,378
Zhone Technologies, Inc. (a)	2,208	5,675
		30,778,579
Computers & Peripherals - 10.1%
Apple, Inc.	97,015	47,251,123
Avid Technology, Inc. (a)(d)	3,536	19,059
Concurrent Computer Corp.	867	6,641
Cray, Inc. (a)(d)	4,822	117,946
Datalink Corp. (a)	818	10,724
Dell, Inc.	180,980	2,492,095
Dot Hill Systems Corp. (a)	4,517	10,163
Electronics for Imaging, Inc. (a)	4,305	126,050
Hutchinson Technology, Inc. (a)	1,552	5,308
iGO, Inc. (a)	172	569
Immersion Corp. (a)	2,166	27,638
Intevac, Inc. (a)	1,753	10,500
Logitech International SA	16,274	118,963
NetApp, Inc. (d)	37,091	1,540,760
Novatel Wireless, Inc. (a)	2,420	7,018
OCZ Technology Group, Inc. (a)(d)	6,689	9,365
Overland Storage, Inc. (a)	3,560	4,379
QLogic Corp. (a)	9,664	102,342
Rimage Corp.	799	8,206
SanDisk Corp.	24,981	1,378,452
Seagate Technology (d)	37,643	1,442,480
Silicon Graphics International Corp. (a)	2,986	44,014
Smart Technologies, Inc. Class A (a)(d)	3,897	8,695
STEC, Inc. (a)	3,803	25,898
Stratasys Ltd. (a)(d)	3,994	428,436
Super Micro Computer, Inc. (a)(d)	4,382	56,265
Synaptics, Inc. (a)(d)	3,033	117,256
Transact Technologies, Inc.	1,837	16,313
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Western Digital Corp.	24,277	$ 1,505,174
Xyratex Ltd.	3,114	31,701
		56,923,533
Electronic Equipment & Components - 1.2%
Agilysys, Inc. (a)	2,256	25,470
Audience, Inc. (a)(d)	2,217	23,190
CDW Corp. (a)	20,786	455,837
Cognex Corp. (d)	4,795	273,219
Coherent, Inc.	2,382	133,702
Control4 Corp.	3,560	72,197
CUI Global, Inc. (a)	1,439	8,634
Daktronics, Inc.	3,527	37,704
Digital Ally, Inc. (a)	179	2,005
DTS, Inc. (a)	1,687	33,841
Echelon Corp. (a)	3,399	7,138
Electro Rent Corp.	3,981	67,677
Electro Scientific Industries, Inc.	4,034	44,334
FARO Technologies, Inc. (a)	1,765	65,534
FEI Co.	3,752	293,707
Flextronics International Ltd. (a)(d)	64,510	579,300
FLIR Systems, Inc.	14,321	447,961
Frequency Electronics, Inc.	801	8,499
GSI Group, Inc. (a)	3,002	25,307
HLS Systems International Ltd. (a)(d)	6,494	85,396
I. D. Systems Inc. (a)	730	4,577
Identive Group, Inc. (a)	4,784	3,779
Insight Enterprises, Inc. (a)	4,185	79,975
IPG Photonics Corp. (d)	5,649	303,690
Itron, Inc. (a)(d)	4,275	160,142
KEY Tronic Corp. (a)	2,433	24,111
Littelfuse, Inc.	2,475	182,581
LoJack Corp. (a)	1,208	3,841
LRAD Corp. (a)	2,260	3,435
Magal Security Systems Ltd. (a)	1,252	4,432
Maxwell Technologies, Inc. (a)	2,392	21,145
Measurement Specialties, Inc. (a)	1,277	60,453
Mercury Systems, Inc. (a)	2,848	24,863
Mesa Laboratories, Inc.	635	41,313
MicroVision, Inc. (a)	1,233	2,639
MOCON, Inc.	1,486	21,265
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Molex, Inc.	9,596	$ 278,476
Molex, Inc. Class A (non-vtg.)	11,230	275,697
MTS Systems Corp.	1,471	88,510
Multi-Fineline Electronix, Inc. (a)	2,217	33,388
National Instruments Corp.	12,218	339,050
Navarre Corp. (a)	2,626	8,981
Neonode, Inc. (a)	3,560	23,674
NetList, Inc. (a)	1,689	1,334
Newport Corp. (a)	3,551	54,472
Orbotech Ltd. (a)	5,875	70,970
OSI Systems, Inc. (a)	1,986	144,382
Parametric Sound Corp. (a)(d)	937	14,917
PC Connection, Inc.	2,121	31,497
PC Mall, Inc. (a)	1,383	13,540
Perceptron, Inc.	784	8,279
Planar Systems, Inc. (a)	480	888
Plexus Corp. (a)	4,007	131,189
RadiSys Corp. (a)	1,899	6,438
Research Frontiers, Inc. (a)	1,108	4,753
Richardson Electronics Ltd.	1,588	17,468
Rofin-Sinar Technologies, Inc. (a)	3,325	74,779
Sanmina Corp. (a)	8,739	142,184
ScanSource, Inc. (a)	2,885	89,377
Tech Data Corp. (a)	3,687	181,253
Trimble Navigation Ltd. (a)	27,151	685,563
TTM Technologies, Inc. (a)	7,898	75,347
Uni-Pixel, Inc. (a)	1,194	23,176
Universal Display Corp. (a)(d)	4,968	171,942
Viasystems Group, Inc. (a)	2,351	33,196
Zygo Corp. (a)(d)	1,484	20,494
		6,678,107
Internet Software & Services - 9.7%
21Vianet Group, Inc. ADR (a)	3,322	45,013
Akamai Technologies, Inc. (a)(d)	18,298	841,342
Angie's List, Inc. (a)(d)	5,766	120,855
Autobytel, Inc. (a)	631	3,717
Baidu.com, Inc. sponsored ADR (a)(d)	28,476	3,859,352
Bazaarvoice, Inc. (a)(d)	6,688	71,562
Blucora, Inc. (a)(d)	3,969	79,459
Brightcove, Inc. (a)(d)	2,608	24,385
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
BroadVision, Inc. (a)	599	$ 6,098
Carbonite, Inc. (a)	2,600	40,040
China Finance Online Co. Ltd. ADR (a)	2,033	3,212
ChinaCache International Holdings Ltd. sponsored ADR (a)	2,750	12,320
Commtouch Software Ltd. (a)	7,845	20,789
comScore, Inc. (a)	3,739	106,524
Constant Contact, Inc. (a)(d)	3,257	62,306
Cornerstone OnDemand, Inc. (a)(d)	5,477	282,120
CoStar Group, Inc. (a)	2,977	442,114
DealerTrack Holdings, Inc. (a)	4,200	166,278
Digital River, Inc. (a)	3,351	57,905
E2open, Inc. (a)(d)	2,190	44,304
EarthLink, Inc.	10,002	49,210
eBay, Inc. (a)	134,590	6,728,154
eGain Communications Corp. (a)	3,510	47,385
Equinix, Inc. (a)(d)	5,077	882,078
Facebook, Inc. Class A (a)	180,920	7,468,378
GigaMedia Ltd. (a)	5,039	4,888
Global Eagle Entertainment, Inc. (a)	2,886	25,483
Gogo, Inc. (d)	8,200	92,660
Google, Inc. Class A (a)	27,939	23,661,539
IAC/InterActiveCorp	8,211	403,078
Internap Network Services Corp. (a)(d)	4,621	33,687
iPass, Inc. (a)	4,991	8,984
j2 Global, Inc.	4,473	220,251
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	2,912
Limelight Networks, Inc. (a)	7,958	16,075
Liquidity Services, Inc. (a)(d)	3,383	100,272
LivePerson, Inc. (a)	6,112	56,964
Local Corp. (a)	545	845
LogMeIn, Inc. (a)	2,380	70,900
Marchex, Inc. Class B	2,468	16,906
Marketo, Inc. (d)	3,973	139,373
Mediabistro, Inc. (a)	208	335
MercadoLibre, Inc. (d)	4,665	553,689
Move, Inc. (a)	3,598	52,171
Net Element International, Inc. (a)(d)	2,798	11,919
NetEase.com, Inc. sponsored ADR	7,875	557,078
NIC, Inc.	7,609	169,376
OpenTable, Inc. (a)	2,233	166,448
Perficient, Inc. (a)	4,731	76,311
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Perion Network Ltd. (a)(d)	2,392	$ 25,475
Points International Ltd. (a)	1,800	39,042
QuinStreet, Inc. (a)	3,529	30,738
RealNetworks, Inc. (a)	2,721	20,816
Rediff.com India Ltd. sponsored ADR (a)(d)	371	872
Reis, Inc. (a)	2,925	50,105
Remark Media, Inc. (a)	212	670
Responsys, Inc. (a)	5,878	84,349
SciQuest, Inc. (a)	2,059	42,827
Selectica, Inc. (a)	245	1,367
Sify Technologies Ltd. sponsored ADR (a)(d)	1,965	3,517
SINA Corp. (a)(d)	6,819	527,927
Sohu.com, Inc. (a)	3,908	243,351
SPS Commerce, Inc. (a)	1,840	114,706
Stamps.com, Inc. (a)	1,389	58,171
Support.com, Inc. (a)	3,686	18,946
Synacor, Inc. (a)(d)	2,654	6,953
TechTarget, Inc. (a)	3,566	15,904
TheStreet.com, Inc. (a)	1,783	3,923
Travelzoo, Inc. (a)	1,494	40,353
United Online, Inc.	8,242	64,700
Unwired Planet, Inc.	8,604	15,917
Unwired Planet, Inc. rights (a)	8,604	133
ValueClick, Inc. (a)(d)	7,372	155,992
Velti PLC (a)(d)	6,123	2,143
VeriSign, Inc. (a)(d)	15,702	753,539
VistaPrint Ltd. (a)(d)	3,485	185,541
Vocus, Inc. (a)	2,078	19,201
Web.com Group, Inc. (a)(d)	4,909	138,532
WebMD Health Corp. (a)(d)	5,245	164,798
Xoom Corp.	3,245	87,258
Yahoo!, Inc. (a)	111,991	3,037,196
Yandex NV (a)	23,630	756,160
YY, Inc. ADR (a)(d)	1,028	40,565
Zillow, Inc. (a)	2,702	260,608
Zix Corp. (a)	5,859	25,252
		54,944,591
IT Services - 2.0%
Acxiom Corp. (a)	7,793	193,890
Automatic Data Processing, Inc.	49,591	3,528,896
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Blackhawk Network Holdings, Inc. (d)	2,049	$ 50,221
Cardtronics, Inc. (a)	4,436	153,885
Cass Information Systems, Inc.	1,664	87,327
China Information Technology, Inc. (a)(d)	1,650	6,204
Cognizant Technology Solutions Corp. Class A (a)	31,323	2,295,976
Computer Task Group, Inc.	2,070	37,012
CSG Systems International, Inc.	3,230	76,034
Dynamics Research Corp. (a)	900	6,372
Edgewater Technology, Inc. (a)	1,090	5,984
Euronet Worldwide, Inc. (a)	5,005	171,922
ExlService Holdings, Inc. (a)	3,384	91,740
Fiserv, Inc. (a)	13,929	1,340,945
Forrester Research, Inc.	2,212	72,952
Hackett Group, Inc.	3,105	19,903
iGate Corp. (a)	6,608	154,297
Information Services Group, Inc. (a)	2,794	9,583
Innodata, Inc. (a)	1,720	4,696
Jack Henry & Associates, Inc.	8,620	430,138
JetPay Corp. (a)	3,116	9,878
Lionbridge Technologies, Inc. (a)	5,275	18,515
ManTech International Corp. Class A	2,289	65,122
Mattersight Corp. (a)	1,970	7,388
ModusLink Global Solutions, Inc. (a)	3,600	10,116
MoneyGram International, Inc. (a)	5,400	109,404
NCI, Inc. Class A (a)	868	4,679
Newtek Business Services, Inc. (a)	2,552	6,431
Official Payments Holdings, Inc. (a)	2,301	19,098
Pactera Technology International Ltd. ADR (d)	11,204	75,515
Paychex, Inc.	36,614	1,416,230
PFSweb, Inc. (a)	1,898	9,680
Planet Payment, Inc. (a)	15,430	37,649
PRG-Schultz International, Inc. (a)	2,112	12,820
QIWI PLC Class B sponsored ADR	3,004	89,519
Sapient Corp. (a)	15,168	226,762
ServiceSource International, Inc. (a)	7,209	87,301
Sykes Enterprises, Inc. (a)	3,992	67,984
Syntel, Inc.	4,408	316,803
Teletech Holdings, Inc. (a)	6,825	167,008
Virtusa Corp. (a)	2,378	62,589
		11,558,468
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	5,706	$ 260,194
Semiconductors & Semiconductor Equipment - 7.4%
Actions Semiconductor Co. Ltd. ADR (a)	5,005	13,514
Advanced Energy Industries, Inc. (a)	3,336	60,815
Aixtron AG sponsored ADR (a)(d)	770	11,997
Alpha & Omega Semiconductor Ltd. (a)	2,548	18,040
Altera Corp.	33,195	1,167,468
Ambarella, Inc. (a)(d)	3,374	48,383
Amkor Technology, Inc. (a)	32,827	131,636
Amtech Systems, Inc. (a)	792	4,879
ANADIGICS, Inc. (a)	5,180	9,531
Analog Devices, Inc.	31,591	1,462,031
Applied Materials, Inc.	127,153	1,908,567
Applied Micro Circuits Corp. (a)	8,815	94,849
ARM Holdings PLC sponsored ADR	12,229	495,641
ASM International NV (depositary receipt)	565	17,645
ASML Holding NV	7,743	674,106
Atmel Corp. (a)	43,991	319,375
ATMI, Inc. (a)	2,939	72,152
Avago Technologies Ltd.	25,495	981,812
Axcelis Technologies, Inc. (a)	7,148	14,153
AXT, Inc. (a)	2,879	6,679
Broadcom Corp. Class A	54,153	1,367,905
Brooks Automation, Inc.	7,616	67,021
BTU International, Inc. (a)	667	2,021
Cabot Microelectronics Corp. (a)	2,125	76,755
Camtek Ltd. (a)	1,772	2,942
Canadian Solar, Inc. (a)(d)	5,003	62,588
Cascade Microtech, Inc. (a)	1,205	9,375
Cavium, Inc. (a)(d)	5,383	204,393
Ceva, Inc. (a)	2,062	37,384
China Sunergy Co. Ltd. ADR (a)	811	1,979
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	3,194	52,414
Cirrus Logic, Inc. (a)(d)	6,650	149,625
Cohu, Inc.	2,800	27,804
Cree, Inc. (a)(d)	12,019	666,934
CVD Equipment Corp. (a)(d)	958	10,749
Cypress Semiconductor Corp.	14,149	160,167
Diodes, Inc. (a)	5,769	143,648
DSP Group, Inc. (a)	1,709	10,852
Entegris, Inc. (a)	13,615	127,981
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Entropic Communications, Inc. (a)(d)	8,091	$ 33,820
EZchip Semiconductor Ltd. (a)	3,149	89,747
First Solar, Inc. (a)	9,971	366,135
FormFactor, Inc. (a)	4,723	28,669
GSI Technology, Inc. (a)	7,790	51,570
GT Advanced Technologies, Inc. (a)(d)	11,116	71,809
Hanwha Solarone Co. Ltd. ADR (a)(d)	4,357	12,635
Himax Technologies, Inc. sponsored ADR (d)	6,926	42,041
Hittite Microwave Corp. (a)(d)	3,194	195,345
Ikanos Communications, Inc. (a)	7,650	9,410
Integrated Device Technology, Inc. (a)	16,817	146,476
Integrated Silicon Solution, Inc. (a)	2,319	24,141
Intel Corp. (d)	513,693	11,290,972
Intermolecular, Inc. (a)	4,427	26,518
Intersil Corp. Class A	14,332	148,623
IXYS Corp.	2,709	25,112
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,901	13,459
KLA-Tencor Corp. (d)	16,923	933,303
Kopin Corp. (a)	6,229	20,556
Kulicke & Soffa Industries, Inc. (a)	7,932	87,728
Lam Research Corp. (a)(d)	16,330	762,121
Lattice Semiconductor Corp. (a)	13,458	64,060
Linear Technology Corp. (d)	24,144	925,440
LSI Corp.	55,726	412,930
LTX-Credence Corp. (a)	3,814	15,485
M/A-COM Technology Solutions, Inc. (a)	4,539	74,258
Marvell Technology Group Ltd.	51,500	623,665
Mattson Technology, Inc. (a)	3,129	6,727
Maxim Integrated Products, Inc.	30,301	843,731
Mellanox Technologies Ltd. (a)	4,449	175,380
MEMSIC, Inc. (a)	1,776	7,459
Micrel, Inc.	6,146	56,543
Microchip Technology, Inc. (d)	20,792	806,938
Micron Technology, Inc. (a)(d)	106,891	1,450,511
Microsemi Corp. (a)	10,171	261,802
Mindspeed Technologies, Inc. (a)(d)	3,673	11,423
MKS Instruments, Inc.	5,243	131,337
Monolithic Power Systems, Inc. (d)	3,194	97,800
MoSys, Inc. (a)	2,523	9,184
Nanometrics, Inc. (a)	2,245	32,081
Nova Measuring Instruments Ltd. (a)	2,306	20,431
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVE Corp. (a)	453	$ 22,342
NVIDIA Corp.	59,117	871,976
NXP Semiconductors NV (a)	26,195	973,668
O2Micro International Ltd. sponsored ADR (a)(d)	3,450	10,523
Omnivision Technologies, Inc. (a)(d)	5,064	78,239
ON Semiconductor Corp. (a)	52,196	377,899
PDF Solutions, Inc. (a)	2,505	49,724
Peregrine Semiconductor Corp. (d)	3,014	33,184
Pericom Semiconductor Corp. (a)	2,086	14,665
Photronics, Inc. (a)(d)	8,213	59,791
Pixelworks, Inc. (a)	3,092	11,379
PLX Technology, Inc. (a)	5,702	31,076
PMC-Sierra, Inc. (a)	22,033	137,266
Power Integrations, Inc.	3,028	157,819
QuickLogic Corp. (a)(d)	4,310	10,215
Rambus, Inc. (a)(d)	10,601	86,504
RDA Microelectronics, Inc. sponsored ADR	1,650	18,810
RF Micro Devices, Inc. (a)	26,801	132,933
Rubicon Technology, Inc. (a)(d)	2,238	27,326
Rudolph Technologies, Inc. (a)(d)	2,800	28,980
SemiLEDs Corp. (a)	2,000	1,720
Semtech Corp. (a)	6,904	205,187
Sigma Designs, Inc. (a)	2,862	13,537
Silicon Image, Inc. (a)	8,358	45,300
Silicon Laboratories, Inc. (a)	4,673	180,798
Silicon Motion Technology Corp. sponsored ADR	3,200	35,712
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	9,531	52,325
Skyworks Solutions, Inc. (a)	19,520	495,027
Spreadtrum Communications, Inc. ADR	3,944	119,345
SunPower Corp. (a)(d)	12,843	275,996
Supertex, Inc.	1,164	26,842
Tessera Technologies, Inc.	4,845	88,857
Texas Instruments, Inc. (d)	114,301	4,366,298
Tower Semiconductor Ltd. (a)	1,741	7,434
TriQuint Semiconductor, Inc. (a)(d)	19,496	147,000
Ultra Clean Holdings, Inc. (a)	1,865	12,402
Ultratech, Inc. (a)	2,491	70,445
Veeco Instruments, Inc. (a)	3,733	131,103
Vimicro International Corp. sponsored ADR (a)	1,883	2,825
Vitesse Semiconductor Corp. (a)	10,824	29,117
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Volterra Semiconductor Corp. (a)	2,284	$ 52,349
Xilinx, Inc. (d)	27,868	1,210,029
		41,807,152
Software - 9.9%
Accelrys, Inc. (a)	8,192	74,056
ACI Worldwide, Inc. (a)(d)	4,259	207,286
Activision Blizzard, Inc.	115,336	1,882,284
Actuate Corp. (a)	4,500	31,275
Adobe Systems, Inc. (a)	52,916	2,420,907
Advent Software, Inc.	5,185	139,943
Allot Communications Ltd. (a)(d)	3,016	36,795
American Software, Inc. Class A	2,162	17,339
ANSYS, Inc. (a)	10,164	853,573
AsiaInfo-Linkage, Inc. (a)(d)	7,921	89,903
Aspen Technology, Inc. (a)	9,217	308,124
Attunity Ltd. (a)	1,304	9,063
Autodesk, Inc. (a)	24,515	900,926
AutoNavi Holdings Ltd. ADR (a)(d)	1,797	20,234
Blackbaud, Inc.	5,139	185,107
BluePhoenix Solutions Ltd. (a)	285	1,283
BMC Software, Inc. (a)	14,481	666,126
Bottomline Technologies, Inc. (a)	3,622	98,591
BroadSoft, Inc. (a)(d)	2,902	93,415
CA Technologies, Inc.	47,220	1,381,185
Cadence Design Systems, Inc. (a)	28,362	382,036
Callidus Software, Inc. (a)	2,708	20,825
Changyou.com Ltd. (A Shares) ADR (d)	1,356	37,860
Check Point Software Technologies Ltd. (a)(d)	20,036	1,123,419
Cinedigm Digital Cinema Corp. (a)	4,170	6,005
Citrix Systems, Inc. (a)	19,135	1,354,184
ClickSoftware Technologies Ltd.	2,678	18,425
CommVault Systems, Inc. (a)	4,723	395,929
Compuware Corp.	21,608	230,557
Comverse, Inc.	2,187	66,157
Concur Technologies, Inc. (a)(d)	5,659	552,997
CounterPath Corp. (a)	305	461
Datawatch Corp. (a)	596	14,244
Descartes Systems Group, Inc. (a)	6,375	67,908
Digimarc Corp.	697	13,250
Ebix, Inc. (d)	3,374	38,362
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	32,023	$ 853,093
Envivio, Inc. (a)	4,709	11,678
EPIQ Systems, Inc.	3,174	38,882
ePlus, Inc.	1,018	52,885
Evolving Systems, Inc.	1,208	10,147
FalconStor Software, Inc. (a)	4,107	4,107
Fortinet, Inc. (a)	16,539	327,472
Glu Mobile, Inc. (a)(d)	5,808	14,055
Guidance Software, Inc. (a)	2,847	23,972
Informatica Corp. (a)	10,900	389,893
Interactive Intelligence Group, Inc. (a)(d)	2,416	142,302
Intuit, Inc.	31,145	1,978,642
Jive Software, Inc. (a)(d)	7,320	90,695
KongZhong Corp. sponsored ADR (a)	2,588	25,932
Magic Software Enterprises Ltd. (d)	8,370	54,656
Majesco Entertainment Co. (a)	3,390	2,237
Manhattan Associates, Inc. (a)	1,860	162,750
Mentor Graphics Corp.	11,212	248,458
MICROS Systems, Inc. (a)(d)	8,079	395,063
Microsoft Corp.	862,797	28,817,420
MicroStrategy, Inc. Class A (a)	912	83,731
Mitek Systems, Inc. (a)(d)	2,622	13,556
Monotype Imaging Holdings, Inc.	3,416	87,962
Net 1 UEPS Technologies, Inc. (a)	4,905	53,955
NetScout Systems, Inc. (a)	4,930	122,461
NetSol Technologies, Inc. (a)	525	5,156
NICE Systems Ltd. sponsored ADR (d)	3,822	145,236
Nuance Communications, Inc. (a)(d)	32,811	626,362
Open Text Corp.	6,064	416,817
Parametric Technology Corp. (a)	12,516	326,292
Pegasystems, Inc.	4,955	182,592
Perfect World Co. Ltd. sponsored ADR Class B	4,134	80,737
Progress Software Corp. (a)	6,324	154,685
Proofpoint, Inc. (a)	2,950	84,990
QAD, Inc. Class A	1,432	17,728
QLIK Technologies, Inc. (a)	9,043	296,520
Qualys, Inc.	3,340	66,767
RealPage, Inc. (a)(d)	7,345	152,115
Rovi Corp. (a)	10,542	189,018
Sapiens International Corp. NV (d)	5,316	29,132
SeaChange International, Inc. (a)	2,919	29,190
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Shanda Games Ltd. sponsored ADR (a)(d)	6,211	$ 24,751
Smith Micro Software, Inc. (a)	2,943	2,635
Sonic Foundry, Inc. (a)	478	4,493
Sourcefire, Inc. (a)	3,175	239,586
Splunk, Inc. (a)	10,640	587,434
SS&C Technologies Holdings, Inc. (a)	8,277	292,923
Symantec Corp.	72,312	1,851,910
Synchronoss Technologies, Inc. (a)(d)	3,905	134,254
Synopsys, Inc. (a)	15,460	560,580
Take-Two Interactive Software, Inc. (a)	8,758	160,797
Tangoe, Inc. (a)(d)	3,946	82,037
TeleCommunication Systems, Inc. Class A (a)	4,258	10,986
TeleNav, Inc. (a)	3,300	17,886
The9 Ltd. sponsored ADR (a)	1,168	3,562
TIBCO Software, Inc. (a)	16,533	372,654
TigerLogic Corp. (a)	4,013	7,223
TiVo, Inc. (a)	12,092	141,114
Trunkbow International Holdings Ltd. (a)	2,500	2,150
Ultimate Software Group, Inc. (a)	2,715	380,670
Vasco Data Security International, Inc. (a)	3,654	28,867
Verint Systems, Inc. (a)	5,147	170,623
Voltari Corp. (a)(d)	320	1,728
Vringo, Inc. (a)(d)	14,917	46,690
Wave Systems Corp. Class A (a)(d)	1,415	1,882
Zynga, Inc. (a)(d)	59,423	168,167
		55,844,977
TOTAL INFORMATION TECHNOLOGY		258,795,601
MATERIALS - 0.9%
Chemicals - 0.4%
A. Schulman, Inc.	2,693	72,603
Advanced Emissions Solutions, Inc. (a)	913	35,653
American Pacific Corp. (a)	617	30,227
Balchem Corp.	3,520	168,467
Fuwei Films Holdings Co. Ltd. (a)	926	1,130
Gulf Resources, Inc. (a)(d)	3,255	5,534
Hawkins, Inc.	1,179	43,717
Innophos Holdings, Inc.	2,523	123,551
Innospec, Inc.	2,724	111,466
Landec Corp. (a)	2,417	31,904
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Marrone Bio Innovations, Inc.	4,341	$ 57,084
Material Sciences Corp. (a)	1,000	9,850
Methanex Corp.	9,404	437,032
Penford Corp. (a)	697	9,444
Senomyx, Inc. (a)	3,104	9,964
Sigma Aldrich Corp.	12,157	1,002,588
Yongye International, Inc. (a)	4,112	24,754
Zoltek Companies, Inc. (a)(d)	2,884	39,915
		2,214,883
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd. (a)	3,434	143,404
China Advanced Construction Materials Group, Inc. (a)	135	433
U.S. Concrete, Inc. (a)	2,219	43,448
United States Lime & Minerals, Inc. (a)	477	28,057
		215,342
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	43,267
Silgan Holdings, Inc.	6,488	306,104
UFP Technologies, Inc. (a)	1,423	29,356
		378,727
Metals & Mining - 0.4%
Century Aluminum Co. (a)	10,170	79,428
China Gerui Adv Mat Group Ltd. (a)	5,824	9,318
China Natural Resources, Inc. (a)	1,718	7,679
China Precision Steel, Inc. (a)(d)	271	358
Globe Specialty Metals, Inc.	7,665	98,495
Handy & Harman Ltd. (a)	2,127	44,327
Haynes International, Inc.	1,358	60,064
Horsehead Holding Corp. (a)(d)	3,155	37,450
Kaiser Aluminum Corp. (d)	1,921	132,780
Olympic Steel, Inc.	1,959	50,895
Pan American Silver Corp.	16,085	196,559
Prospect Global Resources, Inc. (a)	16,479	1,013
Randgold Resources Ltd. sponsored ADR	5,093	397,356
Royal Gold, Inc.	7,284	422,691
Schnitzer Steel Industries, Inc. Class A (d)	2,367	59,767
Silver Standard Resources, Inc. (a)(d)	7,860	66,260
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(d)	1,300	1,794
Steel Dynamics, Inc.	27,521	419,970
Sutor Technology Group Ltd. (a)	5,943	10,697
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Synalloy Corp.	766	$ 11,973
Universal Stainless & Alloy Products, Inc. (a)	559	15,395
		2,124,269
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)(d)	8,448	57,869
Pope Resources, Inc. LP	396	24,948
		82,817
TOTAL MATERIALS		5,016,038
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)(d)	6,659	61,596
Alaska Communication Systems Group, Inc.	3,895	11,958
Atlantic Tele-Network, Inc.	1,469	69,396
B Communications Ltd. (a)	2,234	29,466
Cbeyond, Inc. (a)	2,879	18,886
Cogent Communications Group, Inc.	5,494	170,479
Consolidated Communications Holdings, Inc.	3,932	65,586
FairPoint Communications, Inc. (a)(d)	2,654	24,788
Frontier Communications Corp. (d)	103,769	449,320
General Communications, Inc. Class A (a)	3,238	28,980
Hawaiian Telcom Holdco, Inc. (a)	740	18,359
HickoryTech Corp.	5,938	59,499
Hong Kong Television Network Ltd. sponsored ADR (d)	1,671	10,444
inContact, Inc. (a)	7,718	62,747
Inteliquent, Inc.	2,667	21,336
Internet Gold Golden Lines Ltd. (a)	1,546	8,549
Iridium Communications, Inc. (a)(d)	7,393	49,459
Lumos Networks Corp.	1,653	26,035
ORBCOMM, Inc. (a)	2,897	13,790
Towerstream Corp. (a)(d)	5,027	11,110
tw telecom, Inc. (a)	15,255	436,598
VocalTec Communications Ltd. (a)(d)	1,700	23,868
Windstream Corp. (d)	67,173	542,086
		2,214,335
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV Series A sponsored ADR	968	18,634
Boingo Wireless, Inc. (a)(d)	3,209	22,944
Leap Wireless International, Inc. (a)	7,668	116,400
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Linktone Ltd. sponsored ADR (a)	452	$ 1,116
NII Holdings, Inc. (a)(d)	17,070	102,079
NTELOS Holdings Corp.	2,909	48,348
Partner Communications Co. Ltd. ADR	1,446	10,484
SBA Communications Corp. Class A (a)(d)	13,772	1,032,900
Shenandoah Telecommunications Co.	1,983	34,008
U.S.A. Mobility, Inc.	1,749	24,696
Vodafone Group PLC sponsored ADR	103,379	3,344,311
		4,755,920
TOTAL TELECOMMUNICATION SERVICES		6,970,255
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	4,169	217,247
Otter Tail Corp.	3,441	90,429
		307,676
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,210	24,466
RGC Resources, Inc.	94	1,760
		26,226
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,632	2,906
Water Utilities - 0.0%
Artesian Resources Corp. Class A	575	12,535
Cadiz, Inc. (a)(d)	1,425	6,498
Connecticut Water Service, Inc.	871	26,531
Consolidated Water Co., Inc.	1,157	14,775
Middlesex Water Co.	1,342	26,867
Pure Cycle Corp. (a)	3,377	17,560
Tri-Tech Holding, Inc. (a)	664	969
York Water Co.	1,176	22,956
		128,691
TOTAL UTILITIES		465,499
TOTAL COMMON STOCKS (Cost $362,569,986)		556,278,624
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 9/19/13 (e) (Cost $499,979)	$ 500,000	$ 499,996
Money Market Funds - 18.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	8,658,293	8,658,293
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	95,604,249	95,604,249
TOTAL MONEY MARKET FUNDS (Cost $104,262,542)		104,262,542
TOTAL INVESTMENT PORTFOLIO - 116.9% (Cost $467,332,507)		661,041,162
NET OTHER ASSETS (LIABILITIES) - (16.9)%		(95,347,598)
NET ASSETS - 100%		$ 565,693,564
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
152 CME E-mini NASDAQ 100 Index Contracts	Sept. 2013	$ 9,343,440	$ 236,640

The face value of futures purchased as a percentage of net assets is 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $352,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,124
Fidelity Securities Lending Cash Central Fund	465,861
Total	$ 472,985
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 108,416,078	$ 108,416,078	$ -	$ -
Consumer Staples	23,250,448	23,250,448	-	-
Energy	7,130,393	7,130,393	-	-
Financials	38,916,405	38,916,318	87	-
Health Care	82,717,111	82,717,091	-	20
Industrials	24,600,796	24,600,796	-	-
Information Technology	258,795,601	258,795,468	133	-
Materials	5,016,038	5,016,038	-	-
Telecommunication Services	6,970,255	6,970,255	-	-
Utilities	465,499	465,499	-	-
U.S. Government and Government Agency Obligations	499,996	-	499,996	-
Money Market Funds	104,262,542	104,262,542	-	-
Total Investments in Securities:	$ 661,041,162	$ 660,540,926	$ 500,216	$ 20
Derivative Instruments:
Assets
Futures Contracts	$ 236,640	$ 236,640	$ -	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $468,944,802. Net unrealized appreciation aggregated $192,096,360, of which $219,366,721 related to appreciated investment securities and $27,270,361 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index® Tracking Stock

August 31, 2013

1.805775.109

ETF-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 0.3%
Ballard Power Systems, Inc. (a)(d)	5,565	$ 8,136
China Automotive Systems, Inc. (a)	1,106	7,333
China XD Plastics Co. Ltd. (a)	1,700	7,191
Dorman Products, Inc. (d)	1,689	84,855
Federal-Mogul Corp. Class A (a)	6,024	91,926
Fox Factory Holding Corp.	1,561	28,348
Fuel Systems Solutions, Inc. (a)	892	16,948
Gentex Corp.	6,147	138,492
Gentherm, Inc. (a)	1,276	21,347
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	103	206
Remy International, Inc.	1,754	34,273
Shiloh Industries, Inc.	901	11,046
SORL Auto Parts, Inc. (a)	800	2,656
Spartan Motors, Inc.	1,831	10,455
The Goodyear Tire & Rubber Co. (a)	11,102	223,372
		686,584
Automobiles - 0.4%
Kandi Technolgies, Inc. (a)(d)	1,394	6,566
Tesla Motors, Inc. (a)(d)	5,159	871,871
		878,437
Distributors - 0.2%
Core-Mark Holding Co., Inc.	532	33,569
LKQ Corp. (a)	13,448	393,220
Pool Corp.	2,130	110,952
VOXX International Corp. (a)	1,059	12,877
Weyco Group, Inc.	680	16,966
		567,584
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)	890	35,618
Apollo Group, Inc. Class A (non-vtg.) (a)	4,952	91,959
Ascent Capital Group, Inc. (a)	566	41,793
Cambium Learning Group, Inc. (a)	1,610	2,479
Capella Education Co. (a)	673	36,578
Career Education Corp. (a)	3,765	9,864
Corinthian Colleges, Inc. (a)	3,780	8,354
Education Management Corp. (a)	5,726	46,495
Grand Canyon Education, Inc. (a)	1,989	68,640
JTH Holding, Inc. Class A (a)	1,247	20,875
Learning Tree International, Inc. (a)	1,111	3,988
Lincoln Educational Services Corp.	1,200	6,120
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Matthews International Corp. Class A	1,216	$ 44,870
National American University Holdings, Inc.	842	2,888
Outerwall, Inc. (a)(d)	1,275	79,267
Steiner Leisure Ltd. (a)	714	39,784
Stewart Enterprises, Inc. Class A	3,935	51,470
Strayer Education, Inc.	519	20,739
		611,781
Hotels, Restaurants & Leisure - 2.6%
AFC Enterprises, Inc. (a)	1,174	48,075
Ambassadors Group, Inc.	1,116	3,884
Asia Entertainment & Resources Ltd.	2,550	10,251
BJ's Restaurants, Inc. (a)	1,360	42,486
Bloomin' Brands, Inc.	5,378	121,005
Bob Evans Farms, Inc.	1,098	53,835
Bravo Brio Restaurant Group, Inc. (a)	566	8,479
Buffalo Wild Wings, Inc. (a)	825	85,726
Caesars Entertainment Corp. (a)(d)	5,610	120,447
Carrols Restaurant Group, Inc. (a)	782	4,708
Century Casinos, Inc. (a)	1,191	6,181
China Lodging Group Ltd. ADR (a)	1,020	19,533
Churchill Downs, Inc.	907	73,467
Chuys Holdings, Inc. (a)	706	25,381
Cosi, Inc. (a)	808	1,753
Cracker Barrel Old Country Store, Inc.	1,009	99,306
Del Frisco's Restaurant Group, Inc. (a)	913	17,557
Denny's Corp. (a)	5,012	28,167
Diversified Restaurant Holdings, Inc. (a)	2,053	12,954
Dunkin' Brands Group, Inc.	4,566	196,749
Einstein Noah Restaurant Group, Inc.	1,474	23,599
Empire Resorts, Inc. (a)	817	2,516
Fiesta Restaurant Group, Inc. (a)	1,214	39,661
Gaming Partners International Corp.	920	7,599
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,498	50,438
Icahn Enterprises LP	4,910	363,733
Ignite Restaurant Group, Inc. (a)	1,030	15,409
International Speedway Corp. Class A	1,221	37,839
Interval Leisure Group, Inc.	2,216	47,866
Isle of Capri Casinos, Inc. (a)	1,485	11,078
Jack in the Box, Inc. (a)	1,826	72,109
Jamba, Inc. (a)	596	7,659
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Lakes Entertainment, Inc. (a)	1,446	$ 6,015
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	8,054	218,988
Monarch Casino & Resort, Inc. (a)	1,106	20,793
Morgans Hotel Group Co. (a)	1,616	11,102
MTR Gaming Group, Inc. (a)	1,802	6,758
Multimedia Games Holding Co., Inc. (a)	1,259	49,403
Nathan's Famous, Inc. (a)	123	6,307
Noodles & Co.	1,034	47,212
Norwegian Cruise Line Holdings Ltd.	9,066	281,862
Panera Bread Co. Class A (a)	1,247	204,533
Papa John's International, Inc.	1,065	72,558
Penn National Gaming, Inc. (a)	3,661	192,532
Premier Exhibitions, Inc. (a)	1,735	2,932
Red Robin Gourmet Burgers, Inc. (a)	778	50,461
Rick's Cabaret International, Inc. (a)	618	6,891
Ruth's Hospitality Group, Inc.	2,214	26,169
Scientific Games Corp. Class A (a)	4,462	63,762
SHFL Entertainment, Inc. (a)	2,449	55,764
Sonic Corp. (a)	2,601	41,512
Starbucks Corp.	33,362	2,352,688
Texas Roadhouse, Inc. Class A	3,003	74,625
The Cheesecake Factory, Inc.	2,370	98,995
Town Sports International Holdings, Inc.	1,310	15,209
Wendy's Co.	16,376	123,803
Wynn Resorts Ltd.	4,526	638,347
		6,328,671
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	29	401
Cavco Industries, Inc. (a)	249	13,082
Dixie Group, Inc. (a)	579	6,195
Flexsteel Industries, Inc.	366	8,231
Garmin Ltd.	8,993	366,645
Helen of Troy Ltd. (a)	1,500	60,270
Hooker Furniture Corp.	140	2,015
iRobot Corp. (a)	1,210	39,531
Lifetime Brands, Inc.	612	8,464
Skullcandy, Inc. (a)	956	5,086
SodaStream International Ltd. (a)	920	57,491
Stanley Furniture Co., Inc. (a)	1,349	4,654
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Universal Electronics, Inc. (a)	759	$ 22,891
Zagg, Inc. (a)	1,621	7,213
		602,169
Internet & Catalog Retail - 4.6%
1-800-FLOWERS.com, Inc. Class A (a)	2,040	11,098
Amazon.com, Inc. (a)	20,350	5,717,943
Blue Nile, Inc. (a)	466	16,860
CafePress, Inc. (a)	711	4,074
Ctrip.com International Ltd. sponsored ADR (a)	6,485	298,440
dELiA*s, Inc. (a)	1,395	1,535
eLong, Inc. sponsored ADR (a)	1,287	19,640
Expedia, Inc.	5,548	259,424
Gaiam, Inc. Class A (a)	936	4,792
Geeknet, Inc. (a)	364	6,072
Groupon, Inc. Class A (a)	29,587	300,604
HomeAway, Inc. (a)	3,964	125,025
HSN, Inc.	2,440	131,418
Liberty Media Corp.:
Interactive Series A (a)	23,574	532,301
Series A (a)	1,519	130,087
MakeMyTrip Ltd. (a)	1,567	21,390
Mecox Lane Ltd. ADR (a)	94	355
Netflix, Inc. (a)	2,507	711,762
NutriSystem, Inc.	1,547	19,585
Overstock.com, Inc. (a)	1,099	30,915
PetMed Express, Inc.	937	14,308
priceline.com, Inc. (a)	2,224	2,087,291
RetailMeNot, Inc.	1,822	58,231
Shutterfly, Inc. (a)	1,674	86,981
TripAdvisor, Inc. (a)	5,910	437,163
U.S. Auto Parts Network, Inc. (a)	1,378	1,309
ValueVision Media, Inc. Class A (a)	1,820	8,900
Vitacost.com, Inc. (a)	1,246	10,267
		11,047,770
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.	683	36,663
Black Diamond, Inc. (a)	918	9,547
Escalade, Inc.	2,065	15,921
Hasbro, Inc.	5,733	261,310
JAKKS Pacific, Inc.	1,017	5,278
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Johnson Outdoors, Inc. Class A (a)	132	$ 3,325
Mattel, Inc.	15,490	627,345
Smith & Wesson Holding Corp. (a)(d)	2,479	27,120
Summer Infant, Inc. (a)	1,064	3,447
		989,956
Media - 7.6%
AirMedia Group, Inc. ADR (a)	2,366	4,211
AMC Networks, Inc. Class A (a)	2,724	168,834
Bona Film Group Ltd. sponsored ADR (a)	1,644	7,612
Carmike Cinemas, Inc. (a)	680	11,920
Central European Media Enterprises Ltd. Class A (a)	6,826	29,693
Charter Communications, Inc. Class A (a)	4,517	548,454
China Yida Holding Co. (a)	181	885
ChinaNet Online Holdings, Inc. (a)	792	475
Comcast Corp.:
Class A	97,027	4,083,866
Class A (special) (non-vtg.)	21,651	882,062
Crown Media Holdings, Inc. Class A (a)(d)	14,807	45,457
CTC Media, Inc.	6,817	73,078
Cumulus Media, Inc. Class A (a)(d)	7,846	37,661
Daily Journal Corp. (a)	44	5,473
Dex Media, Inc. (a)	601	5,571
Digital Generation, Inc. (a)	1,243	15,252
DIRECTV (a)	24,909	1,449,206
Discovery Communications, Inc.:
Class A (a)	6,491	503,117
Class B (a)	230	16,450
Class C (non-vtg.) (a)	4,184	297,775
DISH Network Corp. Class A	9,708	436,472
DreamWorks Animation SKG, Inc. Class A (a)	3,343	94,607
Emmis Communications Corp. Class A (a)	5,910	18,794
Global Sources Ltd. (a)	1,947	11,955
Harris Interactive, Inc. (a)	3,083	5,950
Lamar Advertising Co. Class A (a)	3,474	146,151
Liberty Global PLC:
Class A (a)	9,837	764,138
Class B (a)	409	29,632
Class C (a)	7,422	545,740
Liberty Media Corp. Class A (a)	5,362	731,806
Loral Space & Communications Ltd.	931	61,548
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
MDC Partners, Inc. Class A (sub. vtg.)	1,854	$ 41,493
Morningstar, Inc.	2,263	169,929
National CineMedia, Inc.	2,380	42,792
News Corp.:
Class A (a)	17,155	269,334
Class B (a)	9,209	145,871
Nexstar Broadcasting Group, Inc. Class A	1,348	45,252
ReachLocal, Inc. (a)	1,168	12,825
Reading International, Inc. Class A (a)	462	2,883
Rentrak Corp. (a)	550	13,668
RRSat Global Communications Network Ltd.	1,026	7,787
Salem Communications Corp. Class A	794	6,146
Scholastic Corp.	1,532	45,209
Sinclair Broadcast Group, Inc. Class A	3,188	76,257
Sirius XM Radio, Inc.	283,796	1,015,990
Spanish Broadcasting System, Inc. Class A (a)	182	661
Starz - Liberty Capital Series A (a)	5,254	131,140
The Madison Square Garden Co. Class A (a)	2,729	158,828
Twenty-First Century Fox, Inc.:
Class A	66,402	2,080,375
Class B	36,843	1,156,502
Value Line, Inc.	510	4,493
Viacom, Inc.:
Class A	2,122	169,399
Class B (non-vtg.)	19,411	1,544,339
VisionChina Media, Inc. ADR (a)	176	366
WPP PLC ADR	724	67,144
		18,242,528
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	9,974	525,630
Fred's, Inc. Class A	1,764	27,571
Gordmans Stores, Inc.	929	12,839
Sears Holdings Corp. (a)(d)	4,759	210,538
The Bon-Ton Stores, Inc.	579	6,375
Tuesday Morning Corp. (a)	1,859	22,884
		805,837
Specialty Retail - 2.1%
America's Car Mart, Inc. (a)	272	11,152
Ascena Retail Group, Inc. (a)	7,004	114,305
bebe stores, Inc.	3,971	22,952
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Bed Bath & Beyond, Inc. (a)	9,776	$ 720,882
Big 5 Sporting Goods Corp.	1,179	19,725
Body Central Corp. (a)	736	4,445
Books-A-Million, Inc. (a)(d)	873	2,121
Cache, Inc. (a)	783	3,907
Citi Trends, Inc. (a)	697	11,312
Coldwater Creek, Inc. (a)	961	2,316
Conn's, Inc. (a)	1,739	115,835
Destination Maternity Corp.	538	14,940
Destination XL Group, Inc. (a)	2,559	15,482
Finish Line, Inc. Class A	2,126	44,561
Five Below, Inc. (a)	2,389	87,796
Francescas Holdings Corp. (a)	1,944	46,889
Hibbett Sports, Inc. (a)	1,131	58,586
Jos. A. Bank Clothiers, Inc. (a)	1,231	48,969
Kirkland's, Inc. (a)	1,055	20,583
Mattress Firm Holding Corp. (a)	1,416	58,198
Monro Muffler Brake, Inc.	1,333	59,012
O'Reilly Automotive, Inc. (a)	4,903	601,647
Pacific Sunwear of California, Inc. (a)	3,162	10,308
Perfumania Holdings, Inc. (a)	255	1,260
PetSmart, Inc.	4,576	322,288
Rent-A-Center, Inc.	2,537	95,163
Ross Stores, Inc.	9,846	662,242
rue21, Inc. (a)	1,179	48,162
Sears Hometown & Outlet Stores, Inc. (a)	1,031	33,074
Select Comfort Corp. (a)(d)	2,427	59,947
Shoe Carnival, Inc.	809	20,541
Staples, Inc.	29,718	413,377
Stein Mart, Inc.	2,006	24,373
The Children's Place Retail Stores, Inc. (a)	989	52,595
Tile Shop Holdings, Inc. (a)	2,434	64,671
Tractor Supply Co.	3,138	383,997
Trans World Entertainment Corp.	2,827	12,806
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,847	282,536
Urban Outfitters, Inc. (a)	6,691	280,554
West Marine, Inc. (a)	1,038	11,792
Wet Seal, Inc. Class A (a)	4,580	16,717
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Winmark Corp.	273	$ 19,779
Zumiez, Inc. (a)	1,332	35,564
		4,937,361
Textiles, Apparel & Luxury Goods - 0.5%
Cherokee, Inc.	459	5,462
Columbia Sportswear Co.	1,553	87,884
Crocs, Inc. (a)	4,136	55,671
Deckers Outdoor Corp. (a)	1,643	96,493
Exceed Co. Ltd. (a)	1,300	1,885
Fossil Group, Inc. (a)	2,595	301,383
G-III Apparel Group Ltd. (a)	850	38,939
Iconix Brand Group, Inc. (a)	2,712	89,008
Joe's Jeans, Inc. (a)	2,885	3,606
Kingold Jewelry, Inc. (a)(d)	2,245	2,739
lululemon athletica, Inc. (a)(d)	5,032	356,467
Perry Ellis International, Inc.	834	15,279
R.G. Barry Corp.	194	3,090
Steven Madden Ltd. (a)	2,063	111,402
Vera Bradley, Inc. (a)(d)	1,812	35,588
		1,204,896
TOTAL CONSUMER DISCRETIONARY		46,903,574
CONSUMER STAPLES - 4.1%
Beverages - 0.2%
Coca-Cola Bottling Co. CONSOLIDATED	357	22,434
Craft Brew Alliance, Inc. (a)	806	9,672
MGP Ingredients, Inc.	810	4,082
Monster Beverage Corp. (a)	7,408	425,145
National Beverage Corp.	2,266	36,279
		497,612
Food & Staples Retailing - 1.6%
Andersons, Inc.	810	53,185
Arden Group, Inc. Class A	170	22,559
Casey's General Stores, Inc.	1,666	109,856
Chefs' Warehouse Holdings (a)	898	20,735
China Jo-Jo Drugstores, Inc. (a)	650	345
Costco Wholesale Corp.	19,500	2,181,465
Fairway Group Holdings Corp.	1,132	26,240
Fresh Market, Inc. (a)	2,132	104,063
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Ingles Markets, Inc. Class A	324	$ 8,097
Nash-Finch Co.	608	14,853
PriceSmart, Inc.	1,377	118,381
QKL Stores, Inc. (a)	92	391
Spartan Stores, Inc.	989	20,334
Sprouts Farmers Market LLC	6,072	224,421
The Pantry, Inc. (a)	997	11,376
United Natural Foods, Inc. (a)	2,149	130,294
Village Super Market, Inc. Class A	311	10,882
Whole Foods Market, Inc.	16,626	877,022
		3,934,499
Food Products - 2.2%
Alico, Inc.	462	18,600
Boulder Brands, Inc. (a)	2,891	44,984
Bridgford Foods Corp.	994	8,976
Cal-Maine Foods, Inc.	1,006	45,904
Calavo Growers, Inc.	839	20,774
Diamond Foods, Inc. (a)	856	17,719
Farmer Brothers Co. (a)	850	11,662
Green Mountain Coffee Roasters, Inc. (a)	6,664	575,170
Griffin Land & Nurseries, Inc.	546	16,784
Hain Celestial Group, Inc. (a)	2,198	179,752
J&J Snack Foods Corp.	874	67,228
John B. Sanfilippo & Son, Inc.	410	8,877
Kraft Foods Group, Inc.	26,508	1,372,319
Lancaster Colony Corp.	1,229	90,663
Le Gaga Holdings Ltd. ADR (a)	566	2,072
Lifeway Foods, Inc.	890	12,611
Limoneira Co.	425	9,223
Mondelez International, Inc.	79,675	2,443,632
Origin Agritech Ltd. (a)	1,132	1,619
Pilgrims Pride Corp. (a)	11,737	179,928
Sanderson Farms, Inc.	960	62,861
Seneca Foods Corp. Class A (a)	545	16,061
SkyPeople Fruit Juice, Inc. (a)	1,024	1,925
Snyders-Lance, Inc.	3,125	84,063
SunOpta, Inc. (a)	2,993	26,787
		5,320,194
Household Products - 0.0%
Central Garden & Pet Co. (a)	34	220
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,344	$ 8,413
WD-40 Co.	792	46,079
		54,712
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	1,385	48,101
Inter Parfums, Inc.	1,565	41,582
LifeVantage Corp. (a)	4,532	10,922
Mannatech, Inc. (a)	129	3,575
Nature's Sunshine Products, Inc.	911	15,906
Neptune Technologies & Bioressources, Inc. (a)	2,585	8,222
Nutraceutical International Corp.	622	14,026
Reliv International, Inc.	681	1,491
Star Scientific, Inc. (a)(d)	5,510	10,855
Synutra International, Inc. (a)	3,332	15,994
The Female Health Co.	1,017	8,746
		179,420
TOTAL CONSUMER STAPLES		9,986,437
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Dawson Geophysical Co. (a)	510	18,309
ENGlobal Corp. (a)	1,190	1,416
Exterran Partners LP	2,605	72,758
Forbes Energy Services Ltd. (a)	1,757	8,205
Geospace Technologies Corp. (a)	552	38,508
Gulf Island Fabrication, Inc.	737	17,312
Hercules Offshore, Inc. (a)	6,743	48,550
Matrix Service Co. (a)	1,179	18,381
Mitcham Industries, Inc. (a)	380	6,673
Ocean Rig UDW, Inc. (United States) (a)	5,754	100,350
Patterson-UTI Energy, Inc.	6,495	127,237
PHI, Inc. (non-vtg.) (a)	538	18,873
RigNet, Inc. (a)	724	26,288
Tesco Corp. (a)	2,504	38,687
TGC Industries, Inc.	1,128	8,956
		550,503
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)	4,500	11,340
Alliance Holdings GP, LP	2,692	165,396
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Alliance Resource Partners LP	1,636	$ 123,158
Amyris, Inc. (a)(d)	2,040	5,222
APCO Oil and Gas International, Inc. (a)	404	5,862
Approach Resources, Inc. (a)(d)	1,854	43,198
BioFuel Energy Corp. (a)(d)	265	1,018
BreitBurn Energy Partners LP	4,322	76,370
Calumet Specialty Products Partners LP	2,997	91,618
Capital Product Partners LP	2,882	25,535
Carrizo Oil & Gas, Inc. (a)	1,726	59,133
Ceres, Inc. (a)	966	1,150
Clayton Williams Energy, Inc. (a)	527	25,960
Clean Energy Fuels Corp. (a)	3,759	47,288
Crimson Exploration, Inc. (a)	2,335	6,888
Crosstex Energy LP	4,057	75,947
Crosstex Energy, Inc.	2,272	44,327
Diamondback Energy, Inc.	1,472	59,233
Dorchester Minerals LP	1,145	27,469
Double Eagle Petroleum Co. (a)	459	1,501
Eagle Rock Energy Partners LP	7,679	47,226
Energy XXI (Bermuda) Ltd.	3,597	95,572
EV Energy Partners LP	2,011	73,381
FX Energy, Inc. (a)	1,972	6,725
Gevo, Inc. (a)(d)	1,062	1,954
Golar LNG Ltd. (NASDAQ) (d)	3,544	132,439
Golar LNG Partners LP	1,653	53,723
Green Plains Renewable Energy, Inc.	2,240	36,042
Gulfport Energy Corp. (a)	3,358	198,122
Hallador Energy Co.	1,213	8,903
Isramco, Inc. (a)	112	11,805
Ivanhoe Energy, Inc. (a)	5,078	3,327
James River Coal Co. (a)(d)	1,314	2,786
KiOR, Inc. Class A (a)	2,040	4,508
Knightsbridge Tankers Ltd.	1,065	9,031
L&L Energy, Inc. (a)(d)	1,586	3,759
Legacy Reserves LP	2,427	65,480
LINN Energy LLC/LINN Energy Finance Corp.	10,454	252,046
LinnCo LLC (d)	1,425	39,430
Martin Midstream Partners LP	1,021	46,445
Memorial Production Partners LP	1,258	25,462
Mid-Con Energy Partners LP	1,016	24,221
Pacific Ethanol, Inc. (a)	208	776
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PDC Energy, Inc. (a)	1,265	$ 72,586
PostRock Energy Corp. (a)	697	990
PrimeEnergy Corp. (a)	187	8,845
Renewable Energy Group, Inc. (a)	1,780	27,501
Rex Energy Corp. (a)	2,703	56,222
Rosetta Resources, Inc. (a)	2,649	123,258
Sino Clean Energy, Inc. rights (a)	1,155	0
Solazyme, Inc. (a)(d)	2,606	29,318
StealthGas, Inc. (a)	1,264	11,224
Syntroleum Corp. (a)	301	1,668
Top Ships, Inc. (a)	310	667
TransGlobe Energy Corp. (a)	2,948	20,515
U.S. Energy Corp. (a)	1,220	2,489
Uranium Resources, Inc. (a)(d)	991	3,181
Vanguard Natural Resources LLC	2,832	77,738
Verenium Corp. (a)	1,129	2,608
Warren Resources, Inc. (a)	2,913	8,331
Westmoreland Coal Co. (a)	1,022	13,153
ZaZa Energy Corp. (a)	4,246	4,077
Zion Oil & Gas, Inc. (a)(d)	3,903	7,689
		2,512,836
TOTAL ENERGY		3,063,339
FINANCIALS - 7.0%
Capital Markets - 1.0%
BGC Partners, Inc. Class A	5,044	28,196
Calamos Asset Management, Inc. Class A	1,065	10,565
Capital Southwest Corp.	1,100	36,267
Carlyle Group LP	2,077	54,376
CIFI Corp.	1,129	8,468
Cowen Group, Inc. Class A (a)	5,100	16,524
Diamond Hill Investment Group, Inc.	204	22,381
E*TRADE Financial Corp. (a)	12,453	174,840
FBR & Co. (a)	820	21,992
Financial Engines, Inc.	2,220	118,659
Gleacher & Co., Inc. (a)	260	3,500
Harris & Harris Group, Inc. (a)	1,411	4,304
Horizon Technology Finance Corp.	340	4,539
ICG Group, Inc. (a)	1,649	20,645
INTL FCStone, Inc. (a)(d)	864	16,606
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
LPL Financial	4,760	$ 175,073
Medallion Financial Corp.	1,213	17,152
Northern Trust Corp.	10,450	573,392
SEI Investments Co.	7,450	221,712
T. Rowe Price Group, Inc.	11,502	806,750
U.S. Global Investments, Inc. Class A	1,220	3,794
Virtus Investment Partners, Inc. (a)	345	60,134
WisdomTree Investments, Inc. (a)	5,104	57,165
		2,457,034
Commercial Banks - 3.0%
1st Source Corp.	1,252	32,252
1st United Bancorp, Inc.	1,004	7,189
Access National Corp.	268	3,645
American National Bankshares, Inc.	1,569	34,298
American River Bankshares (a)	562	4,766
Ameris Bancorp (a)	819	15,692
Ames National Corp.	385	7,773
Arrow Financial Corp.	504	12,797
Associated Banc-Corp.	7,350	117,233
BancFirst Corp.	680	34,734
Bancorp, Inc., Delaware (a)	1,489	23,541
Bank of Kentucky Financial Corp.	241	6,509
Bank of Marin Bancorp	108	4,256
Bank of the Ozarks, Inc.	1,620	73,516
Banner Bank	949	32,513
BBCN Bancorp, Inc.	3,120	41,683
BCB Bancorp, Inc.	754	8,158
Berkshire Bancorp, Inc.	1,088	8,410
BNC Bancorp	1,849	24,074
BOK Financial Corp.	2,930	187,784
Boston Private Financial Holdings, Inc.	3,060	31,273
Bridge Bancorp, Inc.	566	11,977
Bridge Capital Holdings (a)	584	9,367
Bryn Mawr Bank Corp.	646	16,286
Camden National Corp.	490	18,698
Capital Bank Financial Corp.:
rights	631	0
Series A	1,720	33,970
Capital City Bank Group, Inc. (a)	992	11,825
Cardinal Financial Corp.	1,434	23,575
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Cascade Bancorp (a)	2,139	$ 12,813
Cathay General Bancorp	3,512	77,334
Center Bancorp, Inc.	1,032	14,407
Centerstate Banks of Florida, Inc.	1,593	14,576
Central Valley Community Bancorp	1,200	11,472
Century Bancorp, Inc. Class A (non-vtg.)	184	5,822
Chemical Financial Corp.	1,048	28,548
Chemung Financial Corp.	77	2,375
Citizens & Northern Corp.	374	7,181
City Holding Co.	504	20,588
CNB Financial Corp., Pennsylvania	771	12,899
CoBiz, Inc.	1,354	12,132
Colony Bankcorp, Inc. (a)	476	3,080
Columbia Banking Systems, Inc.	2,254	52,293
Commerce Bancshares, Inc.	4,115	177,727
Community Trust Bancorp, Inc.	833	31,421
CommunityOne Bancorp (a)	844	7,166
Customers Bancorp, Inc. (a)	1,786	29,255
CVB Financial Corp.	4,280	54,527
Eagle Bancorp, Inc., Maryland	1,220	31,086
East West Bancorp, Inc.	5,961	174,240
Eastern Virginia Bankshares, Inc. (a)	360	2,164
Enterprise Bancorp, Inc.	382	7,098
Enterprise Financial Services Corp.	952	15,737
Farmers National Banc Corp.	1,267	7,830
Fidelity Southern Corp.	931	13,378
Fifth Third Bancorp	38,475	703,708
Financial Institutions, Inc.	334	6,192
First Bancorp, North Carolina	1,354	19,037
First Busey Corp.	3,073	14,627
First Citizen Bancshares, Inc.	385	77,862
First Community Bancshares, Inc.	2,160	32,508
First Connecticut Bancorp, Inc.	735	10,290
First Financial Bancorp, Ohio	2,369	35,535
First Financial Bankshares, Inc. (d)	1,253	72,048
First Financial Corp., Indiana	612	18,617
First Financial Holdings, Inc.	929	50,008
First Interstate Bancsystem, Inc.	754	17,138
First M&F Corp.	612	9,908
First Merchants Corp.	1,042	17,797
First Midwest Bancorp, Inc., Delaware	3,236	48,637
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First NBC Bank Holding Co.	714	$ 16,786
First Niagara Financial Group, Inc.	15,833	159,913
First of Long Island Corp.	199	7,329
First South Bancorp, Inc., Virginia (a)	510	3,254
FirstMerit Corp.	8,017	169,640
Flushing Financial Corp.	1,462	26,170
Fulton Financial Corp.	8,752	105,812
German American Bancorp, Inc.	698	16,661
Glacier Bancorp, Inc.	3,220	75,992
Great Southern Bancorp, Inc.	769	20,440
Grupo Financiero Galicia SA sponsored ADR (d)	1,758	11,919
Guaranty Bancorp	533	6,300
Hampton Roads Bankshares, Inc. (a)	11,686	17,880
Hancock Holding Co.	3,753	120,659
Hanmi Financial Corp.	1,781	29,084
Heartland Financial U.S.A., Inc.	816	22,171
Heritage Commerce Corp.	2,635	18,129
Heritage Financial Corp., Washington	595	8,996
Heritage Oaks Bancorp (a)	1,744	10,900
Home Bancshares, Inc.	2,214	56,280
Home Federal Bancorp, Inc.	850	10,855
HomeTrust Bancshares, Inc. (a)	1,490	24,362
Horizon Bancorp Industries	568	12,314
Huntington Bancshares, Inc.	37,440	308,506
IBERIABANK Corp.	1,331	69,665
Independent Bank Corp. (a)	81	770
Independent Bank Corp., Massachusetts	962	34,161
Independent Bank Group, Inc.	478	16,376
International Bancshares Corp.	2,873	62,976
Intervest Bancshares Corp. Class A (a)	1,169	8,136
Investors Bancorp, Inc.	5,072	105,599
Lakeland Bancorp, Inc.	1,499	16,354
Lakeland Financial Corp.	924	28,736
LCNB Corp.	826	15,975
Macatawa Bank Corp. (a)	880	3,934
MainSource Financial Group, Inc.	1,286	18,326
MB Financial, Inc.	2,266	61,159
MBT Financial Corp. (a)	1,173	4,762
Mercantile Bank Corp.	289	5,780
Merchants Bancshares, Inc.	1,245	36,441
Metro Bancorp, Inc. (a)	442	8,407
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Metrocorp Bancshares, Inc.	914	$ 9,250
Middleburg Financial Corp.	62	1,151
MidWestOne Financial Group, Inc.	620	14,570
National Bankshares, Inc.	382	13,954
National Penn Bancshares, Inc.	6,692	67,188
NBT Bancorp, Inc.	1,912	40,955
NewBridge Bancorp (a)	1,548	11,146
North Valley Bancorp (a)	317	5,861
Northrim Bancorp, Inc.	436	9,845
Old National Bancorp, Indiana	4,155	54,597
Old Second Bancorp, Inc. (a)	1,020	5,865
OmniAmerican Bancorp, Inc. (a)	482	10,966
Orrstown Financial Services, Inc. (a)	282	4,588
Pacific Continental Corp.	510	6,411
Pacific Mercantile Bancorp (a)	630	3,931
PacWest Bancorp	1,773	58,952
Palmetto Bancshares, Inc. (a)	904	10,821
Park Sterling Corp.	2,268	13,540
Peapack-Gladstone Financial Corp.	970	16,121
Penns Woods Bancorp, Inc.	412	19,442
Peoples Bancorp, Inc.	943	19,765
Pinnacle Financial Partners, Inc. (a)	1,315	36,754
Popular, Inc. (a)	4,505	139,925
Preferred Bank, Los Angeles (a)	571	9,182
Premier Financial Bancorp, Inc.	691	8,313
PrivateBancorp, Inc.	3,286	71,701
Renasant Corp.	873	21,973
Republic Bancorp, Inc., Kentucky Class A	980	25,882
Royal Bancshares of Pennsylvania, Inc. Class A (a)	833	1,216
S&T Bancorp, Inc.	1,263	28,392
S.Y. Bancorp, Inc.	455	12,080
Sandy Spring Bancorp, Inc.	1,146	25,613
Seacoast Banking Corp., Florida (a)	2,032	4,186
Shore Bancshares, Inc. (a)	340	2,805
Sierra Bancorp	544	7,844
Signature Bank (a)	2,044	179,300
Simmons First National Corp. Class A	788	19,077
Southern National Bancorp of Virginia, Inc.	971	9,652
Southside Bancshares, Inc.	549	13,659
Southwest Bancorp, Inc., Oklahoma (a)	1,099	15,870
State Bank Financial Corp.	1,100	16,676
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
StellarOne Corp.	1,332	$ 27,279
Sterling Financial Corp.	2,638	63,840
Suffolk Bancorp (a)	636	10,818
Summit Financial Group, Inc. (a)	459	4,103
Sun Bancorp, Inc., New Jersey (a)	3,509	12,773
Susquehanna Bancshares, Inc.	7,756	97,803
SVB Financial Group (a)	2,017	167,008
Taylor Capital Group, Inc. (a)	1,350	28,566
Texas Capital Bancshares, Inc. (a)	1,863	82,121
The First Bancorp, Inc.	703	11,445
TowneBank	1,074	15,090
Trico Bancshares	890	18,245
TriState Capital Holdings, Inc. (a)	3,232	42,178
Trustmark Corp.	4,613	114,679
UMB Financial Corp.	1,827	109,127
Umpqua Holdings Corp.	5,049	81,996
Union First Market Bankshares Corp.	788	16,855
United Bankshares, Inc., West Virginia (d)	2,222	61,705
United Community Banks, Inc., Georgia (a)	1,841	26,842
United Security Bancshares, Inc. (a)	527	4,448
United Security Bancshares, California	1,191	5,097
Univest Corp. of Pennsylvania	805	15,343
ViewPoint Financial Group	1,700	33,813
Virginia Commerce Bancorp, Inc. (a)	1,819	26,794
Washington Banking Co., Oak Harbor	1,055	14,475
Washington Trust Bancorp, Inc.	902	27,069
WesBanco, Inc.	972	27,887
West Bancorp., Inc.	765	9,639
Westamerica Bancorp.	1,317	61,991
Wilshire Bancorp, Inc.	3,133	25,471
Wintrust Financial Corp.	1,637	64,891
Zions Bancorporation	8,106	226,725
		7,141,899
Consumer Finance - 0.4%
Asta Funding, Inc.	584	4,993
Atlanticus Holdings Corp. (a)	1,209	4,485
Consumer Portfolio Services, Inc. (a)	1,139	6,652
Credit Acceptance Corp. (a)	1,024	110,131
DFC Global Corp. (a)	1,966	22,216
Encore Capital Group, Inc. (a)	1,043	44,713
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
EZCORP, Inc. (non-vtg.) Class A (a)	2,096	$ 35,590
First Cash Financial Services, Inc. (a)	1,248	68,977
Nicholas Financial, Inc.	1,022	16,505
Portfolio Recovery Associates, Inc. (a)	2,397	127,137
QC Holdings, Inc.	936	2,340
SLM Corp.	20,593	494,026
World Acceptance Corp. (a)	575	49,260
		987,025
Diversified Financial Services - 0.7%
California First National Bancorp	527	8,095
CBOE Holdings, Inc.	3,617	165,984
CME Group, Inc.	14,861	1,056,766
Interactive Brokers Group, Inc.	1,774	29,768
Life Partners Holdings, Inc.	768	1,590
MarketAxess Holdings, Inc.	1,638	83,145
Marlin Business Services Corp.	1,058	25,773
NewStar Financial, Inc. (a)	2,318	30,528
PICO Holdings, Inc. (a)	1,031	21,744
Resource America, Inc. Class A	765	5,715
The NASDAQ Stock Market, Inc.	7,216	215,470
		1,644,578
Insurance - 0.8%
AMBAC Financial Group, Inc. (a)	1,949	43,190
American National Insurance Co.	1,141	119,771
Amerisafe, Inc.	788	25,681
Amtrust Financial Services, Inc. (d)	3,249	116,054
Arch Capital Group Ltd. (a)	5,841	311,384
Argo Group International Holdings, Ltd.	1,361	55,583
Baldwin & Lyons, Inc. Class B	640	15,098
Cincinnati Financial Corp.	7,446	340,133
CNinsure, Inc. ADR (a)	1,593	7,822
Donegal Group, Inc. Class A	1,093	14,734
Eastern Insurance Holdings, Inc.	295	5,903
eHealth, Inc. (a)	930	25,733
EMC Insurance Group	378	10,546
Enstar Group Ltd. (a)	590	79,514
Erie Indemnity Co. Class A	2,309	170,312
Global Indemnity PLC (a)	1,362	33,410
Greenlight Capital Re, Ltd. (a)	1,247	33,482
Hallmark Financial Services, Inc. (a)	903	7,612
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Infinity Property & Casualty Corp.	545	$ 32,978
Kansas City Life Insurance Co.	578	25,235
Maiden Holdings Ltd.	3,655	47,807
National Interstate Corp.	827	20,799
National Western Life Insurance Co. Class A	238	47,134
Navigators Group, Inc. (a)	541	29,609
Safety Insurance Group, Inc.	705	35,349
Selective Insurance Group, Inc.	2,437	55,880
State Auto Financial Corp.	1,791	33,438
Tower Group International Ltd.	3,040	42,955
United Fire Group, Inc.	1,246	35,748
		1,822,894
Real Estate Investment Trusts - 0.3%
American Capital Agency Corp.	17,724	403,398
American Capital Mortgage Investment Corp.	2,537	50,841
American Realty Capital Properties, Inc.	8,191	109,841
CyrusOne, Inc.	792	15,096
Gladstone Commercial Corp.	1,600	28,384
Gyrodyne Co. of America, Inc.	91	6,452
New York Mortgage Trust, Inc.	1,508	9,108
Potlatch Corp.	1,753	67,596
Retail Opportunity Investments Corp.	4,184	54,141
Sabra Health Care REIT, Inc.	1,859	41,102
		785,959
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	1,013	132,095
AV Homes, Inc. (a)	627	10,082
China HGS Real Estate, Inc. (a)(d)	2,380	18,088
China Housing & Land Development, Inc. (a)(d)	1,962	4,238
Cresud S.A.C.I.F. y A. sponsored ADR	2,184	17,538
Elbit Imaging Ltd. (a)	1,530	1,760
FirstService Corp. (sub. vtg.)	2,142	74,816
Stratus Properties, Inc. (a)	300	3,813
ZipRealty, Inc. (a)	1,394	6,622
		269,052
Thrifts & Mortgage Finance - 0.7%
America First Tax Exempt Investors LP	1,440	10,022
ASB Bancorp, Inc. (a)	378	6,702
Atlantic Coast Financial Corp. (a)	153	646
Banc of California, Inc.	544	7,235
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank Mutual Corp.	5,300	$ 31,482
BankFinancial Corp.	1,349	11,332
Beneficial Mutual Bancorp, Inc. (a)	3,903	36,142
BofI Holding, Inc. (a)	680	44,044
Brookline Bancorp, Inc., Delaware	3,223	29,168
Camco Financial Corp. (a)	579	2,426
Capitol Federal Financial, Inc.	6,542	80,074
CFS Bancorp, Inc.	425	4,658
Charter Financial Corp.	1,199	12,362
Clifton Savings Bancorp, Inc.	2,350	28,318
Dime Community Bancshares, Inc.	1,373	21,858
ESB Financial Corp.	978	11,570
ESSA Bancorp, Inc.	705	7,515
First Defiance Financial Corp.	375	9,191
First Federal Bancshares of Arkansas, Inc. (a)	1,166	11,089
First Financial Northwest, Inc.	911	9,702
Fox Chase Bancorp, Inc.	773	13,048
Franklin Financial Corp./VA	765	13,709
Hingham Institution for Savings	387	25,619
HMN Financial, Inc. (a)	244	1,835
Home Bancorp, Inc. (a)	2,054	35,041
Home Loan Servicing Solutions Ltd.	3,312	75,514
HomeStreet, Inc.	790	15,508
Hudson City Bancorp, Inc.	23,276	213,906
Kearny Financial Corp. (a)	2,897	28,333
Meridian Interstate Bancorp, Inc. (a)	875	17,168
MutualFirst Financial, Inc.	392	5,923
NASB Financial, Inc. (a)	460	12,319
Northfield Bancorp, Inc.	2,495	29,940
Northwest Bancshares, Inc.	3,957	52,786
OceanFirst Financial Corp.	1,175	19,164
Oconee Federal Financial Corp.	358	6,165
Oritani Financial Corp.	1,921	29,795
People's United Financial, Inc.	14,859	211,295
Provident Financial Holdings, Inc.	1,031	18,321
Pulaski Financial Corp.	715	7,200
PVF Capital Corp. (a)	895	3,643
Riverview Bancorp, Inc. (a)	1,496	4,009
Rockville Financial, Inc.	889	11,601
Roma Financial Corp. (a)	1,400	25,144
Severn Bancorp, Inc. (a)	907	4,426
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
SI Financial Group, Inc.	40	$ 447
Simplicity Bancorp, Inc.	688	10,196
Territorial Bancorp, Inc.	680	14,899
TFS Financial Corp. (a)	13,506	146,945
Tree.com, Inc.	263	6,586
Trustco Bank Corp., New York	5,006	29,235
United Community Financial Corp. (a)	1,690	6,811
United Financial Bancorp, Inc.	906	14,188
Washington Federal, Inc.	4,958	103,573
Waterstone Financial, Inc. (a)	2,012	19,657
Westfield Financial, Inc.	583	3,836
WSFS Financial Corp.	300	17,880
		1,631,201
TOTAL FINANCIALS		16,739,642
HEALTH CARE - 14.8%
Biotechnology - 9.0%
Aastrom Biosciences, Inc. (a)	3,491	977
ACADIA Pharmaceuticals, Inc. (a)	4,031	80,459
Achillion Pharmaceuticals, Inc. (a)	3,753	24,207
Acorda Therapeutics, Inc. (a)	1,683	56,869
Aegerion Pharmaceuticals, Inc. (a)	1,315	113,984
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	1,152	1,693
Agenus, Inc. (a)	378	1,380
Alexion Pharmaceuticals, Inc. (a)	8,758	943,762
Alkermes PLC (a)	6,065	192,564
Alnylam Pharmaceuticals, Inc. (a)	3,069	158,974
AMAG Pharmaceuticals, Inc. (a)	923	21,838
Amarin Corp. PLC ADR (a)(d)	6,090	38,367
Amgen, Inc.	33,492	3,648,618
Amicus Therapeutics, Inc. (a)	2,398	5,731
Anacor Pharmaceuticals, Inc. (a)	1,796	18,158
Anthera Pharmaceuticals, Inc. (a)	214	706
Arena Pharmaceuticals, Inc. (a)(d)	9,610	61,600
ARIAD Pharmaceuticals, Inc. (a)	7,930	147,498
ArQule, Inc. (a)	3,275	9,137
Array BioPharma, Inc. (a)	4,693	26,328
Arrowhead Research Corp. (a)	233	967
Astex Pharmaceuticals, Inc. (a)	4,148	27,169
AVEO Pharmaceuticals, Inc. (a)	1,773	3,759
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
BioCryst Pharmaceuticals, Inc. (a)	2,584	$ 16,486
Biogen Idec, Inc. (a)	10,599	2,257,799
BioMarin Pharmaceutical, Inc. (a)	6,020	394,129
Biospecifics Technologies Corp. (a)	282	5,155
Biota Pharmaceuticals, Inc.	403	1,733
Bluebird Bio, Inc. (d)	1,269	31,598
Burcon NutraScience Corp. (a)	1,280	3,950
Celgene Corp. (a)	18,600	2,603,628
Cell Therapeutics, Inc.	5,782	6,360
Celldex Therapeutics, Inc. (a)	3,471	75,390
Celsion Corp. (a)(d)	1,992	2,271
Cepheid, Inc. (a)(d)	2,745	98,216
Chelsea Therapeutics International Ltd. (a)	2,813	8,355
ChemoCentryx, Inc. (a)	1,786	14,467
Chimerix, Inc.	1,020	16,075
China Biologic Products, Inc. (a)	1,132	27,508
Cleveland Biolabs, Inc. (a)	706	1,228
Clovis Oncology, Inc. (a)	1,367	88,172
Codexis, Inc. (a)	6,003	10,325
Coronado Biosciences, Inc. (a)(d)	1,590	12,959
Cubist Pharmaceuticals, Inc.	2,823	178,865
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	2,879	12,610
Cyclacel Pharmaceuticals, Inc. (a)	369	1,089
Cytokinetics, Inc. (a)	1,312	13,737
Cytori Therapeutics, Inc. (a)(d)	2,040	4,284
CytRx Corp. (a)	972	2,294
Dendreon Corp. (a)(d)	6,460	18,346
Discovery Laboratories, Inc. (a)	278	459
Durata Therapeutics, Inc. (a)	2,331	19,650
Dyax Corp. (a)	5,602	25,041
Dynavax Technologies Corp. (a)(d)	6,919	8,787
Enanta Pharmaceuticals, Inc.	979	18,190
EntreMed, Inc. (a)	512	957
Enzon Pharmaceuticals, Inc.	7,347	12,637
Epizyme, Inc. (d)	1,259	34,937
Esperion Therapeutics, Inc.	1,133	18,264
Exact Sciences Corp. (a)	3,420	39,569
Exelixis, Inc. (a)(d)	8,818	44,178
Galena Biopharma, Inc. (a)(d)	3,274	7,268
Genomic Health, Inc. (a)	1,309	41,260
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Gentium SpA sponsored ADR (a)	626	$ 11,982
GenVec, Inc. (a)	445	129
Geron Corp. (a)	3,865	5,527
Gilead Sciences, Inc. (a)	67,981	4,097,215
Grifols SA ADR	4,632	140,303
GTx, Inc. (a)	3,266	5,062
Halozyme Therapeutics, Inc. (a)	5,175	43,004
Hyperion Therapeutics, Inc. (a)	1,211	29,524
Idenix Pharmaceuticals, Inc. (a)	7,395	35,348
Idera Pharmaceuticals, Inc. (a)	1,360	3,019
ImmunoGen, Inc. (a)	3,864	61,824
Immunomedics, Inc. (a)	4,222	25,121
Incyte Corp. (a)	5,773	195,647
Infinity Pharmaceuticals, Inc. (a)	2,000	37,020
Insmed, Inc. (a)	1,898	28,869
Insys Therapeutics, Inc. (a)	1,056	29,579
Intercept Pharmaceuticals, Inc.	885	40,480
InterMune, Inc. (a)	4,318	61,704
Ironwood Pharmaceuticals, Inc. Class A (a)	3,785	44,095
Isis Pharmaceuticals, Inc. (a)	5,100	131,733
Kamada (a)	4,264	54,153
Keryx Biopharmaceuticals, Inc. (a)	3,515	29,983
KYTHERA Biopharmaceuticals, Inc.	707	18,665
Lexicon Pharmaceuticals, Inc. (a)	21,139	52,636
Ligand Pharmaceuticals, Inc.:
Class B (a)	996	47,898
General CVR	1,530	55
Glucagon CVR (a)	1,530	101
rights (a)	1,530	28
TR Beta CVR (a)	1,530	7
Lpath, Inc. (a)	2,425	14,623
MannKind Corp. (a)(d)	13,012	75,339
Medivation, Inc. (a)	3,238	183,044
MEI Pharma, Inc. (a)	1,024	7,639
Merrimack Pharmaceuticals, Inc. (a)	3,878	13,108
Metabolix, Inc. (a)	1,157	1,562
MiMedx Group, Inc. (a)(d)	3,966	24,470
Momenta Pharmaceuticals, Inc. (a)	2,262	31,872
Myriad Genetics, Inc. (a)(d)	3,385	88,585
Nanosphere, Inc. (a)	1,791	3,761
Neurocrine Biosciences, Inc. (a)	2,392	34,851
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
NewLink Genetics Corp. (a)	1,140	$ 19,733
Novavax, Inc. (a)	4,188	13,192
NPS Pharmaceuticals, Inc. (a)	4,430	111,193
Nymox Pharmaceutical Corp. (a)(d)	1,326	10,330
Ohr Pharmaceutical, Inc. (a)(d)	1,653	10,381
OncoGenex Pharmaceuticals, Inc. (a)	323	2,891
Oncolytics Biotech, Inc. (a)(d)	2,356	6,263
Oncothyreon, Inc. (a)(d)	2,729	4,612
Onyx Pharmaceuticals, Inc. (a)	3,250	401,635
Orexigen Therapeutics, Inc. (a)	3,797	26,047
Osiris Therapeutics, Inc. (a)	2,326	40,589
OvaScience, Inc. (a)	980	11,290
OXiGENE, Inc. (a)	23	51
PDL BioPharma, Inc. (d)	6,800	53,992
Peregrine Pharmaceuticals, Inc. (a)	3,792	5,195
Pharmacyclics, Inc. (a)	3,222	359,253
Pluristem Therapeutics, Inc. (a)(d)	2,857	8,542
Portola Pharmaceuticals, Inc.	1,554	35,120
Progenics Pharmaceuticals, Inc. (a)	2,442	13,578
Prosensa Holding BV (a)(d)	2,762	62,891
Prothena Corp. PLC (a)	1,126	22,565
PTC Therapeutics, Inc. (a)	1,453	26,067
QLT, Inc.	2,655	10,992
Raptor Pharmaceutical Corp. (a)	2,379	32,212
Receptos, Inc.	996	15,777
Regeneron Pharmaceuticals, Inc. (a)	4,285	1,038,298
Regulus Therapeutics, Inc.	2,705	25,562
Repligen Corp. (a)	1,582	15,440
Rigel Pharmaceuticals, Inc. (a)	2,964	9,337
Sangamo Biosciences, Inc. (a)	2,024	19,977
Sarepta Therapeutics, Inc. (a)(d)	1,474	50,308
Savient Pharmaceuticals, Inc. (a)	2,832	1,756
Seattle Genetics, Inc. (a)	5,117	216,961
SIGA Technologies, Inc. (a)	3,443	12,154
Sinovac Biotech Ltd. (a)	2,689	13,956
Spectrum Pharmaceuticals, Inc. (d)	2,709	20,751
StemCells, Inc. (a)	490	764
Stemline Therapeutics, Inc.	682	23,631
Sunesis Pharmaceuticals, Inc. (a)	2,817	13,550
Synageva BioPharma Corp. (a)	1,374	64,454
Synergy Pharmaceuticals, Inc. (a)	3,730	16,561
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synta Pharmaceuticals Corp. (a)(d)	2,499	$ 14,744
Targacept, Inc. (a)	1,208	6,185
Telik, Inc. (a)	90	106
TESARO, Inc. (a)	1,413	48,862
TG Therapeutics, Inc. (a)	1,819	10,950
Theravance, Inc. (a)	4,430	158,816
Threshold Pharmaceuticals, Inc. (a)	2,655	11,549
Transition Therapeutics, Inc. (a)	2,448	10,502
Trius Therapeutics, Inc. (a)	2,621	35,829
United Therapeutics Corp. (a)	2,251	159,618
Vanda Pharmaceuticals, Inc. (a)	1,132	12,939
Venaxis, Inc. (a)	46	65
Verastem, Inc. (a)	808	11,110
Vertex Pharmaceuticals, Inc. (a)	9,929	746,164
Vical, Inc. (a)	2,329	3,004
XOMA Corp. (a)	3,788	17,690
Zalicus, Inc. (a)	3,962	2,813
ZIOPHARM Oncology, Inc. (a)(d)	2,720	8,133
		21,579,466
Health Care Equipment & Supplies - 1.5%
Abaxis, Inc.	906	35,497
Abiomed, Inc. (a)	1,802	42,437
Accuray, Inc. (a)(d)	2,795	18,503
Align Technology, Inc. (a)	3,462	150,770
Alphatec Holdings, Inc. (a)	4,768	9,441
Analogic Corp.	578	43,142
Angiodynamics, Inc. (a)	1,753	19,108
Anika Therapeutics, Inc. (a)	794	18,373
Antares Pharma, Inc. (a)(d)	6,251	27,504
ArthroCare Corp. (a)	1,178	37,307
Atricure, Inc. (a)	803	7,058
Atrion Corp.	95	22,705
BioLase Technology, Inc.	1,288	2,202
Cardica, Inc. (a)	3,598	4,354
Cardiovascular Systems, Inc. (a)	1,133	23,249
Cerus Corp. (a)	2,024	10,586
CONMED Corp.	1,039	32,303
Cutera, Inc. (a)	477	4,460
Cyberonics, Inc. (a)	1,211	61,604
Cynosure, Inc. Class A (a)	1,129	25,911
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Delcath Systems, Inc. (a)(d)	1,657	$ 679
DENTSPLY International, Inc.	6,780	284,692
Derma Sciences, Inc. (a)	1,857	26,072
DexCom, Inc. (a)	3,343	90,428
Echo Therapeutics, Inc. (a)	3,655	8,918
Endologix, Inc. (a)	2,652	41,955
EnteroMedics, Inc. (a)(d)	2,518	2,568
Exactech, Inc. (a)	861	16,393
Genmark Diagnostics, Inc. (a)	1,754	20,171
Given Imaging Ltd. (a)	1,033	18,687
Hansen Medical, Inc. (a)(d)	3,784	6,244
HeartWare International, Inc. (a)	804	63,194
Hologic, Inc. (a)	11,975	255,547
ICU Medical, Inc. (a)	566	40,458
IDEXX Laboratories, Inc. (a)	2,333	218,882
Imris, Inc. (a)	2,980	5,970
Insulet Corp. (a)	2,266	75,548
Integra LifeSciences Holdings Corp. (a)	1,218	49,500
Intuitive Surgical, Inc. (a)	1,794	693,417
LeMaitre Vascular, Inc.	1,998	13,866
MAKO Surgical Corp. (a)	1,812	27,089
Masimo Corp.	2,489	61,578
Medical Action Industries, Inc. (a)	782	3,996
MELA Sciences, Inc. (a)	851	556
Meridian Bioscience, Inc.	1,876	42,191
Merit Medical Systems, Inc. (a)	1,707	21,850
Natus Medical, Inc. (a)	1,218	16,017
Neogen Corp. (a)	1,717	92,890
NeuroMetrix, Inc. (a)	18	28
Novadaq Technologies, Inc. (a)	2,598	38,684
NuVasive, Inc. (a)	1,644	38,667
NxStage Medical, Inc. (a)	2,641	32,616
OraSure Technologies, Inc. (a)	2,023	9,670
Orthofix International NV (a)	1,079	23,814
PhotoMedex, Inc. (a)	1,081	17,664
Quidel Corp. (a)	1,264	33,521
Rochester Medical Corp. (a)	595	7,789
Rockwell Medical Technologies, Inc. (a)(d)	1,867	10,325
RTI Biologics, Inc. (a)	3,049	10,153
Sirona Dental Systems, Inc. (a)	2,341	151,627
Solta Medical, Inc. (a)	2,877	5,984
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Staar Surgical Co. (a)	1,572	$ 19,949
Stereotaxis, Inc. (a)	191	669
SurModics, Inc. (a)	782	15,484
Synergetics U.S.A., Inc. (a)	1,700	7,140
Syneron Medical Ltd. (a)	1,483	12,190
TearLab Corp. (a)	1,130	14,848
The Spectranetics Corp. (a)	1,635	25,817
Thoratec Corp. (a)	2,550	91,112
Tornier NV (a)	1,593	30,235
Trinity Biotech PLC sponsored ADR	1,098	20,895
Unilife Corp. (a)(d)	4,290	14,801
Utah Medical Products, Inc.	226	11,413
Vascular Solutions, Inc. (a)	608	9,588
Vermillion, Inc. (a)	642	1,483
Volcano Corp. (a)	2,306	49,395
Wright Medical Group, Inc. (a)	1,926	46,359
Zeltiq Aesthetics, Inc. (a)	1,385	11,066
		3,558,856
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	2,508	96,132
Addus HomeCare Corp. (a)	582	12,327
Air Methods Corp.	1,683	68,868
Almost Family, Inc.	363	6,850
Amedisys, Inc. (a)	1,162	18,929
AmSurg Corp. (a)	2,093	78,048
Bio-Reference Laboratories, Inc. (a)(d)	1,435	41,515
BioScrip, Inc. (a)	3,266	39,845
BioTelemetry, Inc. (a)	1,867	15,720
Catamaran Corp. (a)	9,198	503,694
Chindex International, Inc. (a)	686	11,600
Corvel Corp. (a)	1,088	35,839
Cross Country Healthcare, Inc. (a)	1,196	6,757
Express Scripts Holding Co. (a)	36,338	2,321,271
Gentiva Health Services, Inc. (a)	1,242	14,246
Healthways, Inc. (a)	1,689	32,226
Henry Schein, Inc. (a)	3,862	390,255
IPC The Hospitalist Co., Inc. (a)	718	36,934
LCA-Vision, Inc. (a)	1,020	3,794
LHC Group, Inc. (a)	884	20,005
LifePoint Hospitals, Inc. (a)	2,255	101,994
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Magellan Health Services, Inc. (a)	1,246	$ 70,038
MWI Veterinary Supply, Inc. (a)	566	86,077
National Research Corp.:
Class A (a)	652	10,686
Class B	240	6,950
Patterson Companies, Inc.	4,757	189,709
PDI, Inc. (a)	697	3,569
Providence Service Corp. (a)	716	19,217
RadNet, Inc. (a)	2,271	5,859
Sharps Compliance Corp. (a)	1,009	2,674
The Ensign Group, Inc.	911	35,210
USMD Holdings, Inc. (a)	495	12,048
VCA Antech, Inc. (a)	3,740	102,065
		4,400,951
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	7,193	104,586
athenahealth, Inc. (a)(d)	1,710	180,388
Cerner Corp. (a)	15,476	712,825
Computer Programs & Systems, Inc.	487	26,766
HealthStream, Inc. (a)	1,210	40,112
HMS Holdings Corp. (a)	3,573	89,289
MedAssets, Inc. (a)	2,834	63,538
Medidata Solutions, Inc. (a)	1,246	111,442
Merge Healthcare, Inc. (a)	3,846	10,192
Omnicell, Inc. (a)	1,587	34,501
Quality Systems, Inc.	2,588	53,546
		1,427,185
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(d)	1,871	17,793
Affymetrix, Inc. (a)	3,814	21,244
Albany Molecular Research, Inc. (a)	1,553	17,099
Apricus Biosciences, Inc. (a)(d)	1,556	3,065
BG Medicine, Inc. (a)	637	580
Bruker BioSciences Corp. (a)	7,140	143,086
Compugen Ltd. (a)	2,589	25,139
Fluidigm Corp. (a)	1,163	23,795
Furiex Pharmaceuticals, Inc. (a)	487	18,730
Harvard Bioscience, Inc. (a)	2,248	11,105
ICON PLC (a)	2,590	94,639
Illumina, Inc. (a)	5,510	428,898
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp. (a)	7,664	$ 570,278
Luminex Corp. (a)	1,960	39,788
Pacific Biosciences of California, Inc. (a)	2,810	11,746
PAREXEL International Corp. (a)	2,691	124,943
QIAGEN NV (a)	10,218	204,769
Sequenom, Inc. (a)(d)	5,916	17,275
Techne Corp.	1,537	119,133
		1,893,105
Pharmaceuticals - 1.1%
AcelRx Pharmaceuticals, Inc. (a)	1,935	19,176
Acura Pharmaceuticals, Inc. (a)	1,827	2,667
Akorn, Inc. (a)(d)	4,084	73,389
Alexza Pharmaceuticals, Inc. (a)	413	1,821
Alimera Sciences, Inc. (a)	2,104	7,511
ANI Pharmaceuticals, Inc. (a)(d)	138	980
AstraZeneca PLC rights (a)	1,845	0
Auxilium Pharmaceuticals, Inc. (a)	2,010	35,075
AVANIR Pharmaceuticals Class A (a)	6,282	32,038
Cadence Pharmaceuticals, Inc. (a)	3,754	20,459
Cardiome Pharma Corp. (a)	582	1,182
Cempra, Inc. (a)	1,537	13,833
Columbia Laboratories, Inc. (a)	2,009	16,092
Corcept Therapeutics, Inc. (a)(d)	3,939	6,539
Cornerstone Therapeutics, Inc. (a)	1,485	13,736
Cumberland Pharmaceuticals, Inc. (a)	1,349	5,990
DepoMed, Inc. (a)	1,550	11,114
Durect Corp. (a)	4,443	4,843
Endo Health Solutions, Inc. (a)	4,908	201,670
Endocyte, Inc. (a)	1,453	20,865
Flamel Technologies SA sponsored ADR (a)	1,173	7,061
Hi-Tech Pharmacal Co., Inc.	460	19,831
Horizon Pharma, Inc. (a)(d)	7,380	18,671
Impax Laboratories, Inc. (a)	2,720	55,434
Imprimis Pharmaceuticals, Inc. (a)	1,303	7,857
Jazz Pharmaceuticals PLC (a)	2,709	237,552
Mylan, Inc. (a)	17,101	604,349
Nektar Therapeutics (a)	4,993	60,815
NeuroBioPharm, Inc.:
Class A (d)	76	7
warrants (a)(d)	153	0
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novogen Ltd. sponsored ADR (a)	71	$ 271
NuPathe, Inc. (a)	531	1,412
Oculus Innovative Sciences, Inc. (a)	2,636	7,170
Omeros Corp. (a)(d)	1,369	6,886
Optimer Pharmaceuticals, Inc. (a)	1,922	24,044
Pacira Pharmaceuticals, Inc. (a)	1,395	50,527
Pain Therapeutics, Inc.	2,466	6,486
Pernix Therapeutics Holdings, Inc. (a)	3,729	10,217
Pozen, Inc. (a)	1,349	6,974
Questcor Pharmaceuticals, Inc.	2,641	176,102
Repros Therapeutics, Inc. (a)	998	21,098
Sagent Pharmaceuticals, Inc. (a)	1,100	24,266
Salix Pharmaceuticals Ltd. (a)	2,899	194,059
Santarus, Inc. (a)	3,333	75,059
SciClone Pharmaceuticals, Inc. (a)	2,160	11,340
Shire PLC sponsored ADR	1,679	185,059
Sucampo Pharmaceuticals, Inc. Class A (a)	1,927	11,408
Supernus Pharmaceuticals, Inc. (a)(d)	1,174	7,772
The Medicines Company (a)	2,408	76,117
Transcept Pharmaceuticals, Inc. (a)	3,771	10,144
Ventrus Biosciences, Inc. (a)	843	2,124
ViroPharma, Inc. (a)	2,879	86,802
VIVUS, Inc. (a)(d)	4,341	54,393
Warner Chilcott PLC	11,386	244,230
XenoPort, Inc. (a)	1,643	8,034
Zogenix, Inc. (a)	3,632	6,174
		2,808,725
TOTAL HEALTH CARE		35,668,288
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	1,078	23,619
American Science & Engineering, Inc.	285	16,068
API Technologies Corp. (a)	3,244	8,889
Astronics Corp. (a)	435	20,241
BE Aerospace, Inc. (a)	4,514	307,810
Elbit Systems Ltd.	2,223	99,946
Erickson Air-Crane, Inc. (a)(d)	443	6,787
Innovative Solutions & Support, Inc.	970	7,265
KEYW Holding Corp. (a)(d)	1,638	18,903
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Kratos Defense & Security Solutions, Inc. (a)	1,688	$ 14,247
LMI Aerospace, Inc. (a)	521	6,299
Sypris Solutions, Inc.	1,111	3,433
Taser International, Inc. (a)	1,771	20,614
		554,121
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	3,915	25,095
Atlas Air Worldwide Holdings, Inc. (a)	1,168	53,962
C.H. Robinson Worldwide, Inc.	7,068	401,957
Echo Global Logistics, Inc. (a)	1,129	24,443
Expeditors International of Washington, Inc.	9,420	382,075
Forward Air Corp.	1,360	50,089
Hub Group, Inc. Class A (a)	1,569	58,288
Pacer International, Inc. (a)	1,740	10,666
Park-Ohio Holdings Corp. (a)	805	27,829
UTI Worldwide, Inc.	4,528	74,757
		1,109,161
Airlines - 0.3%
Allegiant Travel Co.	810	76,553
Hawaiian Holdings, Inc. (a)	2,713	18,991
JetBlue Airways Corp. (a)	12,689	78,037
Republic Airways Holdings, Inc. (a)	1,910	21,335
Ryanair Holdings PLC sponsored ADR	5,360	254,386
SkyWest, Inc.	2,571	33,140
Spirit Airlines, Inc. (a)	3,079	95,972
		578,414
Building Products - 0.1%
AAON, Inc.	1,778	41,463
American Woodmark Corp. (a)	725	25,281
Apogee Enterprises, Inc.	1,366	38,111
Builders FirstSource, Inc. (a)	3,329	18,909
China Ceramics Co. Ltd. (a)	906	2,301
Gibraltar Industries, Inc. (a)	1,281	16,499
Insteel Industries, Inc.	1,038	16,598
Nortek, Inc. (a)	639	42,781
Patrick Industries, Inc. (a)	511	13,838
PGT, Inc. (a)	2,592	26,387
Universal Forest Products, Inc.	901	33,733
		275,901
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	411	$ 8,763
Acorn Energy, Inc.	2,187	13,122
Casella Waste Systems, Inc. Class A (a)	1,298	6,840
CECO Environmental Corp.	584	7,779
China Recycling Energy Corp. (a)	1,802	3,316
Cintas Corp.	5,579	266,453
Copart, Inc. (a)	5,846	185,727
Courier Corp.	493	7,691
EnerNOC, Inc. (a)	1,004	14,568
Fuel Tech, Inc. (a)	1,099	4,220
G&K Services, Inc. Class A	793	40,792
Guanwei Recycling Corp. (a)	430	722
Healthcare Services Group, Inc.	2,885	69,846
Heritage-Crystal Clean, Inc. (a)	1,078	16,375
Herman Miller, Inc.	2,492	63,471
Industrial Services of America, Inc. (a)	519	1,048
InnerWorkings, Inc. (a)	2,793	28,684
Interface, Inc.	2,578	45,527
Intersections, Inc.	749	6,853
Kimball International, Inc. Class B	2,410	23,714
McGrath RentCorp.	1,105	36,553
Mobile Mini, Inc. (a)	2,148	65,256
Multi-Color Corp.	633	19,832
Performant Financial Corp.	1,887	20,436
Perma-Fix Environmental Services, Inc. (a)	3,146	1,510
R.R. Donnelley & Sons Co.	8,008	133,573
Standard Parking Corp. (a)	1,250	27,813
Stericycle, Inc. (a)	3,812	429,079
Swisher Hygiene, Inc. (Canada) (a)	6,810	5,652
Tetra Tech, Inc. (a)	2,868	65,333
United Stationers, Inc.	1,883	74,830
US Ecology, Inc.	946	26,573
West Corp.	3,453	75,517
		1,797,468
Construction & Engineering - 0.1%
Aegion Corp. (a)	1,474	31,544
Foster Wheeler AG (a)	4,566	105,840
Great Lakes Dredge & Dock Corp.	3,978	26,772
Integrated Electrical Services, Inc. (a)	827	3,606
Layne Christensen Co. (a)	1,014	19,276
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
MYR Group, Inc. (a)	969	$ 21,240
Northwest Pipe Co. (a)	544	15,526
Primoris Services Corp.	2,492	56,020
Sterling Construction Co., Inc. (a)	1,686	16,337
UniTek Global Services, Inc. (a)	736	1,156
		297,317
Electrical Equipment - 0.2%
Active Power, Inc. (a)	1,050	3,717
Altair Nanotechnologies, Inc. (a)(d)	250	595
American Superconductor Corp. (a)	2,218	5,257
Broadwind Energy, Inc. (a)	410	2,411
Capstone Turbine Corp. (a)(d)	16,821	18,671
China BAK Battery, Inc. (a)	409	663
Coleman Cable, Inc.	698	13,290
Deswell Industries, Inc.	975	2,428
Encore Wire Corp.	805	30,373
Enphase Energy, Inc. (a)(d)	1,593	10,020
Franklin Electric Co., Inc.	2,086	74,929
FuelCell Energy, Inc. (a)(d)	14,476	17,950
Global Power Equipment Group, Inc.	664	12,337
Highpower International, Inc. (a)	532	622
Hydrogenics Corp. (a)	293	3,235
II-VI, Inc. (a)	2,698	52,017
Jinpan International Ltd.	811	5,434
Lihua International, Inc. (a)	1,110	5,372
Lime Energy Co. (a)	1,272	738
LSI Industries, Inc.	788	5,311
Ocean Power Technologies, Inc. (a)	663	1,067
Plug Power, Inc. (a)	572	303
Powell Industries, Inc. (a)	403	21,250
Power Solutions International, Inc. (a)	960	50,534
Preformed Line Products Co.	198	13,648
Real Goods Solar, Inc. Class A (a)(d)	1,265	2,378
Revolution Lighting Technologies, Inc. (a)(d)	3,276	8,518
SolarCity Corp.	3,376	105,804
Ultralife Corp. (a)	1,021	3,716
Vicor Corp. (a)	1,757	13,722
		486,310
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,680	49,073
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.9%
Altra Holdings, Inc.	1,315	$ 32,678
American Railcar Industries, Inc. (d)	850	30,065
Astec Industries, Inc.	1,031	35,631
Chart Industries, Inc. (a)	1,393	159,053
Cleantech Solutions International, Inc. (a)	154	761
Columbus McKinnon Corp. (NY Shares) (a)	1,003	21,464
Commercial Vehicle Group, Inc. (a)	1,540	10,795
Dynamic Materials Corp.	510	11,240
Energy Recovery, Inc. (a)	2,012	10,281
ExOne Co. (d)	566	38,777
Flow International Corp. (a)	2,635	8,880
FreightCar America, Inc.	521	9,368
Hardinge, Inc.	959	13,896
Hurco Companies, Inc.	255	7,015
L.B. Foster Co. Class A	388	16,459
Lincoln Electric Holdings, Inc.	3,815	238,552
Middleby Corp. (a)	826	153,586
NN, Inc.	1,179	16,282
Nordson Corp.	3,008	200,483
Omega Flex, Inc.	408	7,548
PACCAR, Inc.	15,832	848,754
PMFG, Inc. (a)	629	4,353
RBC Bearings, Inc. (a)	893	53,339
Sun Hydraulics Corp.	1,190	36,462
Tecumseh Products Co.:
Class A (non-vtg.) (a)	907	8,771
Class B (a)	317	2,910
TriMas Corp. (a)	1,616	56,786
Twin Disc, Inc.	391	10,318
Westport Innovations, Inc. (a)	2,451	67,427
Woodward, Inc.	3,032	116,914
		2,228,848
Marine - 0.0%
Diana Containerships, Inc.	1,701	6,226
DryShips, Inc. (a)(d)	18,197	42,399
Eagle Bulk Shipping, Inc. (a)	773	2,760
Euroseas Ltd.	1,547	1,856
FreeSeas, Inc. (a)	34	6
Newlead Holdings Ltd. (a)	28,464	3,216
Rand Logistics, Inc. (a)	1,200	6,300
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Star Bulk Carriers Corp.	597	$ 4,877
Ultrapetrol (Bahamas) Ltd. (a)	6,607	22,133
		89,773
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	432	27,238
Acacia Research Corp.	2,032	44,643
Advisory Board Co. (a)	1,483	81,224
Barrett Business Services, Inc.	187	12,018
CRA International, Inc. (a)	544	9,738
Exponent, Inc.	680	44,288
Heidrick & Struggles International, Inc.	856	12,883
Hudson Global, Inc. (a)	1,106	3,030
Huron Consulting Group, Inc. (a)	946	45,030
ICF International, Inc. (a)	903	29,700
Kelly Services, Inc. Class A (non-vtg.)	3,827	69,651
Kforce, Inc.	1,927	31,352
Lightbridge Corp. (a)	813	1,406
Odyssey Marine Exploration, Inc. (a)(d)	4,441	12,834
Pendrell Corp. (a)	9,097	17,466
Resources Connection, Inc.	1,915	23,440
RPX Corp. (a)	2,010	31,537
Verisk Analytics, Inc. (a)	7,328	455,655
VSE Corp.	227	10,224
		963,357
Road & Rail - 0.5%
AMERCO	819	133,988
Arkansas Best Corp.	1,145	28,488
Avis Budget Group, Inc. (a)	4,836	129,460
Covenant Transport Group, Inc. Class A (a)	970	5,190
Heartland Express, Inc.	3,952	55,012
J.B. Hunt Transport Services, Inc.	5,282	380,304
Landstar System, Inc.	1,981	108,262
Marten Transport Ltd.	1,335	23,616
Old Dominion Freight Lines, Inc. (a)	3,814	165,604
P.A.M. Transportation Services, Inc.	732	10,021
Patriot Transportation Holding, Inc. (a)	494	15,324
Quality Distribution, Inc. (a)	958	8,785
Saia, Inc. (a)	1,081	32,441
Student Transportation, Inc.	5,663	35,484
U.S.A. Truck, Inc. (a)	476	2,589
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Universal Truckload Services, Inc.	1,668	$ 42,034
Vitran Corp., Inc. (a)	1,072	4,672
Werner Enterprises, Inc.	3,046	70,180
YRC Worldwide, Inc. (a)	444	7,557
		1,259,011
Trading Companies & Distributors - 0.5%
Aceto Corp.	1,094	16,082
Beacon Roofing Supply, Inc. (a)	2,428	88,209
DXP Enterprises, Inc. (a)	665	45,207
Fastenal Co.	13,327	586,255
General Finance Corp. (a)	1,535	7,875
H&E Equipment Services, Inc.	1,462	35,205
HD Supply Holdings, Inc. (a)	8,560	194,654
Houston Wire & Cable Co.	878	10,993
Lawson Products, Inc. (a)	680	7,616
Rush Enterprises, Inc.:
Class A (a)	1,181	29,560
Class B (a)	707	15,299
Titan Machinery, Inc. (a)	946	16,612
		1,053,567
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	226	6,168
TOTAL INDUSTRIALS		10,748,489
INFORMATION TECHNOLOGY - 46.5%
Communications Equipment - 5.5%
ADTRAN, Inc.	2,762	66,619
Alliance Fiber Optic Products, Inc.	467	17,293
Alvarion Ltd. (a)	321	212
Ambient Corp. (a)	680	1,462
Anaren, Inc. (a)	601	14,773
Arris Group, Inc. (a)	6,097	95,540
Aruba Networks, Inc. (a)	4,701	78,178
AudioCodes Ltd. (a)	2,244	14,698
Aviat Networks, Inc. (a)	3,427	8,705
Bel Fuse, Inc. Class B (non-vtg.)	419	7,542
Black Box Corp.	884	23,488
BlackBerry Ltd. (a)(d)	23,445	237,264
Brocade Communications Systems, Inc. (a)	20,413	151,056
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CalAmp Corp. (a)	1,403	$ 22,995
Ceragon Networks Ltd. (a)	1,514	5,466
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,343	1,612
Ciena Corp. (a)	4,616	91,951
Cisco Systems, Inc.	238,902	5,568,806
Clearfield, Inc. (a)	746	9,400
Cogo Group, Inc. (a)(d)	1,751	3,852
Communications Systems, Inc.	1,253	15,136
Comtech Telecommunications Corp.	701	16,803
Digi International, Inc. (a)	1,525	14,167
DragonWave, Inc. (a)	1,586	4,282
EchoStar Holding Corp. Class A (a)	1,734	69,811
EMCORE Corp. (a)(d)	3,800	14,782
EXFO, Inc. (sub. vtg.) (a)	1,027	4,680
Extreme Networks, Inc. (a)	3,990	14,883
F5 Networks, Inc. (a)	3,494	291,330
Finisar Corp. (a)	3,759	76,947
Gilat Satellite Networks Ltd. (a)	2,748	13,026
Globecomm Systems, Inc. (a)	817	11,356
Harmonic, Inc. (a)	4,482	31,688
Infinera Corp. (a)	5,600	51,912
InterDigital, Inc.	1,693	60,169
Ituran Location & Control Ltd.	879	16,253
Ixia (a)	3,400	49,368
JDS Uniphase Corp. (a)	10,680	137,024
KVH Industries, Inc. (a)	579	7,388
Meru Networks, Inc. (a)	2,809	9,691
Mitel Networks, Inc. (a)	2,255	10,170
NETGEAR, Inc. (a)	1,659	48,011
NumereX Corp. Class A (a)	944	9,714
Oclaro, Inc. (a)(d)	3,256	3,484
Oplink Communications, Inc. (a)	777	14,444
Parkervision, Inc. (a)	4,631	15,329
PC-Tel, Inc.	1,264	10,264
Polycom, Inc. (a)	7,637	75,835
Procera Networks, Inc. (a)	612	7,925
QUALCOMM, Inc.	77,216	5,117,876
Radware Ltd. (a)	1,696	24,185
Riverbed Technology, Inc. (a)	7,639	117,946
ShoreTel, Inc. (a)	3,066	15,054
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sierra Wireless, Inc. (a)	1,950	$ 24,104
Silicom Ltd.	391	12,313
Sonus Networks, Inc. (a)	14,970	51,647
Symmetricom, Inc. (a)	2,772	13,472
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	8,199	96,584
Tellabs, Inc.	15,836	35,156
Tessco Technologies, Inc.	393	12,403
Ubiquiti Networks, Inc.	3,966	139,048
UTStarcom Holdings Corp. (a)	1,571	4,210
ViaSat, Inc. (a)	2,075	132,240
Westell Technologies, Inc. Class A (a)	3,148	9,350
Wi-Lan, Inc.	5,408	17,662
		13,350,034
Computers & Peripherals - 10.3%
Apple, Inc.	41,989	20,450,717
Astro-Med, Inc.	1,065	12,471
Avid Technology, Inc. (a)	1,757	9,470
Concurrent Computer Corp.	408	3,125
Cray, Inc. (a)	1,691	41,362
Datalink Corp. (a)	1,026	13,451
Dell, Inc.	77,975	1,073,716
Dot Hill Systems Corp. (a)	3,865	8,696
Electronics for Imaging, Inc. (a)	2,389	69,950
Hutchinson Technology, Inc. (a)	1,196	4,090
Immersion Corp. (a)	1,513	19,306
Intevac, Inc. (a)	1,031	6,176
Logitech International SA	7,374	53,904
NetApp, Inc.	16,184	672,283
Novatel Wireless, Inc. (a)	2,263	6,563
OCZ Technology Group, Inc. (a)(d)	2,662	3,727
QLogic Corp. (a)	4,451	47,136
Rimage Corp.	452	4,642
SanDisk Corp.	10,915	602,290
Seagate Technology	15,948	611,127
Silicon Graphics International Corp. (a)	1,145	16,877
Smart Technologies, Inc. Class A (a)	1,753	3,911
STEC, Inc. (a)	2,279	15,520
Stratasys Ltd. (a)(d)	1,661	178,175
Super Micro Computer, Inc. (a)	1,403	18,015
Synaptics, Inc. (a)	1,530	59,150
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Western Digital Corp.	10,591	$ 656,642
Xyratex Ltd.	1,332	13,560
		24,676,052
Electronic Equipment & Components - 1.2%
Agilysys, Inc. (a)	1,190	13,435
Audience, Inc. (a)	1,078	11,276
CDW Corp. (a)	8,224	180,352
Cognex Corp.	2,268	129,231
Coherent, Inc.	1,020	57,253
Daktronics, Inc.	1,995	21,327
DTS, Inc. (a)	686	13,761
Echelon Corp. (a)	2,074	4,355
Electro Rent Corp.	1,224	20,808
Electro Scientific Industries, Inc.	1,513	16,628
FARO Technologies, Inc. (a)	782	29,036
FEI Co.	1,649	129,084
Flextronics International Ltd. (a)	28,723	257,933
FLIR Systems, Inc.	6,574	205,635
GSI Group, Inc. (a)	1,700	14,331
HLS Systems International Ltd. (a)	2,255	29,653
I. D. Systems Inc. (a)	681	4,270
Identive Group, Inc. (a)	3,509	2,772
Insight Enterprises, Inc. (a)	1,849	35,334
IPG Photonics Corp.	2,414	129,777
Itron, Inc. (a)	1,747	65,443
Littelfuse, Inc.	1,100	81,147
LoJack Corp. (a)	1,191	3,787
Maxwell Technologies, Inc. (a)	1,241	10,970
Measurement Specialties, Inc. (a)	589	27,883
Mercury Systems, Inc. (a)	1,077	9,402
Mesa Laboratories, Inc.	30	1,952
MicroVision, Inc. (a)	486	1,040
Molex, Inc.	4,119	119,533
Molex, Inc. Class A (non-vtg.)	4,490	110,230
MTS Systems Corp.	654	39,351
Multi-Fineline Electronix, Inc. (a)	1,264	19,036
National Instruments Corp.	5,969	165,640
Navarre Corp. (a)	1,650	5,643
Neonode, Inc. (a)	1,577	10,487
NetList, Inc. (a)	2,578	2,037
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Newport Corp. (a)	1,383	$ 21,215
Orbotech Ltd. (a)	1,598	19,304
OSI Systems, Inc. (a)	810	58,887
PC Connection, Inc.	783	11,628
PC Mall, Inc. (a)	1,520	14,881
Plexus Corp. (a)	1,586	51,926
RadiSys Corp. (a)	1,060	3,593
Richardson Electronics Ltd.	546	6,006
Rofin-Sinar Technologies, Inc. (a)	1,269	28,540
Sanmina Corp. (a)	3,492	56,815
ScanSource, Inc. (a)	1,366	42,319
Tech Data Corp. (a)	1,649	81,065
Trimble Navigation Ltd. (a)	11,745	296,561
TTM Technologies, Inc. (a)	3,294	31,425
Uni-Pixel, Inc. (a)	494	9,589
Universal Display Corp. (a)	2,093	72,439
Viasystems Group, Inc. (a)	802	11,324
Zygo Corp. (a)	1,140	15,743
		2,813,092
Internet Software & Services - 9.9%
21Vianet Group, Inc. ADR (a)	1,337	18,116
Akamai Technologies, Inc. (a)	7,984	367,104
Angie's List, Inc. (a)(d)	2,926	61,329
Autobytel, Inc. (a)	397	2,338
Baidu.com, Inc. sponsored ADR (a)	12,299	1,666,883
Bazaarvoice, Inc. (a)	3,111	33,288
Blucora, Inc. (a)	1,587	31,772
Brightcove, Inc. (a)	2,200	20,570
Carbonite, Inc. (a)	1,168	17,987
China Finance Online Co. Ltd. ADR (a)	1,037	1,638
ChinaCache International Holdings Ltd. sponsored ADR (a)	255	1,142
comScore, Inc. (a)	1,877	53,476
Constant Contact, Inc. (a)	1,360	26,017
Cornerstone OnDemand, Inc. (a)	2,113	108,841
CoStar Group, Inc. (a)	1,175	174,499
DealerTrack Holdings, Inc. (a)	1,828	72,371
Digital River, Inc. (a)	1,723	29,773
E2open, Inc. (a)	1,030	20,837
EarthLink, Inc.	5,049	24,841
eBay, Inc. (a)	57,900	2,894,421
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eGain Communications Corp. (a)	1,054	$ 14,229
Equinix, Inc. (a)	2,227	386,919
Facebook, Inc. Class A (a)	78,134	3,225,372
GigaMedia Ltd. (a)	2,415	2,343
Global Eagle Entertainment, Inc. (a)	1,565	13,819
Gogo, Inc. (d)	3,626	40,974
Google, Inc. Class A (a)	12,123	10,266,969
IAC/InterActiveCorp	3,788	185,953
Internap Network Services Corp. (a)	2,591	18,888
Internet Initiative Japan, Inc. sponsored ADR	504	7,222
iPass, Inc. (a)	4,274	7,693
j2 Global, Inc.	1,947	95,870
Limelight Networks, Inc. (a)	7,417	14,982
Liquidity Services, Inc. (a)(d)	1,349	39,984
LivePerson, Inc. (a)	2,601	24,241
LogMeIn, Inc. (a)	1,192	35,510
Marchex, Inc. Class B	2,029	13,899
Marketo, Inc. (d)	1,489	52,234
Mediabistro, Inc. (a)	274	441
MercadoLibre, Inc.	1,944	230,733
Move, Inc. (a)	1,751	25,390
Net Element International, Inc. (a)(d)	1,102	4,695
NetEase.com, Inc. sponsored ADR	3,338	236,130
NIC, Inc.	3,317	73,836
OpenTable, Inc. (a)	1,075	80,131
Perficient, Inc. (a)	1,718	27,711
Points International Ltd. (a)	905	19,629
QuinStreet, Inc. (a)	1,985	17,289
RealNetworks, Inc. (a)	1,569	12,003
Rediff.com India Ltd. sponsored ADR (a)	680	1,598
Reis, Inc. (a)	425	7,280
Remark Media, Inc. (a)	199	629
Responsys, Inc. (a)	1,960	28,126
SciQuest, Inc. (a)	906	18,845
Sify Technologies Ltd. sponsored ADR (a)	1,972	3,530
SINA Corp. (a)	2,904	224,828
Sohu.com, Inc. (a)	1,674	104,240
SPS Commerce, Inc. (a)	600	37,404
Stamps.com, Inc. (a)	765	32,038
Support.com, Inc. (a)	3,111	15,991
Synacor, Inc. (a)	3,935	10,310
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
TechTarget, Inc. (a)	1,700	$ 7,582
TheStreet.com, Inc. (a)	3,038	6,684
Travelzoo, Inc. (a)	851	22,986
United Online, Inc.	3,675	28,849
Unwired Planet, Inc.	4,035	7,465
Unwired Planet, Inc. rights (a)	3,561	55
ValueClick, Inc. (a)	3,497	73,997
Velti PLC (a)(d)	3,020	1,057
VeriSign, Inc. (a)(d)	6,809	326,764
VistaPrint Ltd. (a)	1,642	87,420
Vocus, Inc. (a)	929	8,584
Web.com Group, Inc. (a)(d)	2,099	59,234
WebMD Health Corp. (a)	2,283	71,732
Xoom Corp.	1,354	36,409
Yahoo!, Inc. (a)	48,384	1,312,174
Yandex NV (a)	10,358	331,456
YY, Inc. ADR (a)	409	16,139
Zillow, Inc. (a)	1,189	114,679
Zix Corp. (a)	2,520	10,861
		23,811,278
IT Services - 2.1%
Acxiom Corp. (a)	3,017	75,063
Automatic Data Processing, Inc.	21,496	1,529,655
Blackhawk Network Holdings, Inc.	1,005	24,633
Cardtronics, Inc. (a)	2,029	70,386
Cass Information Systems, Inc.	527	27,657
China Information Technology, Inc. (a)(d)	1,076	4,046
Cognizant Technology Solutions Corp. Class A (a)	13,494	989,110
Computer Task Group, Inc.	811	14,501
CSG Systems International, Inc.	1,536	36,157
Euronet Worldwide, Inc. (a)	2,250	77,288
ExlService Holdings, Inc. (a)	1,641	44,488
Fiserv, Inc. (a)	6,073	584,648
Forrester Research, Inc.	1,105	36,443
Hackett Group, Inc.	1,921	12,314
iGate Corp. (a)	2,313	54,009
Information Services Group, Inc. (a)	1,412	4,843
Innodata, Inc. (a)	1,429	3,901
Jack Henry & Associates, Inc.	4,037	201,446
Lionbridge Technologies, Inc. (a)	2,432	8,536
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
ManTech International Corp. Class A	906	$ 25,776
Mattersight Corp. (a)	1,683	6,311
ModusLink Global Solutions, Inc. (a)	1,887	5,302
MoneyGram International, Inc. (a)	2,380	48,219
NCI, Inc. Class A (a)	555	2,991
Pactera Technology International Ltd. ADR	3,906	26,326
Paychex, Inc.	15,971	617,758
PFSweb, Inc. (a)	460	2,346
Planet Payment, Inc. (a)	4,703	11,475
PRG-Schultz International, Inc. (a)	1,961	11,903
QIWI PLC Class B sponsored ADR	1,105	32,929
Sapient Corp. (a)	6,270	93,737
ServiceSource International, Inc. (a)	2,946	35,676
Sykes Enterprises, Inc. (a)	1,938	33,004
Syntel, Inc.	1,841	132,313
Teletech Holdings, Inc. (a)	2,510	61,420
Virtusa Corp. (a)	1,132	29,794
		4,976,404
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	2,128	97,037
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Energy Industries, Inc. (a)	1,700	30,991
Aixtron AG sponsored ADR (a)	212	3,303
Alpha & Omega Semiconductor Ltd. (a)	1,306	9,246
Altera Corp.	14,568	512,357
Ambarella, Inc. (a)(d)	1,264	18,126
Amkor Technology, Inc. (a)	12,355	49,544
Amtech Systems, Inc. (a)	453	2,790
ANADIGICS, Inc. (a)	3,417	6,287
Analog Devices, Inc.	13,953	645,745
Applied Materials, Inc.	53,596	804,476
Applied Micro Circuits Corp. (a)	2,742	29,504
ARM Holdings PLC sponsored ADR	5,329	215,984
ASM International NV (depositary receipt)	239	7,464
ASML Holding NV	3,396	295,656
Atmel Corp. (a)	18,552	134,688
ATMI, Inc. (a)	1,463	35,917
Avago Technologies Ltd.	10,854	417,988
Axcelis Technologies, Inc. (a)	5,169	10,235
AXT, Inc. (a)	2,253	5,227
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	23,257	$ 587,472
Brooks Automation, Inc.	3,205	28,204
Cabot Microelectronics Corp. (a)	1,111	40,129
Camtek Ltd. (a)	1,684	2,795
Canadian Solar, Inc. (a)(d)	2,255	28,210
Cavium, Inc. (a)	2,086	79,205
Ceva, Inc. (a)	1,190	21,575
China Sunergy Co. Ltd. ADR (a)(d)	498	1,215
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	1,223	20,069
Cirrus Logic, Inc. (a)	2,741	61,673
Cohu, Inc.	1,003	9,960
Cree, Inc. (a)(d)	5,288	293,431
Cypress Semiconductor Corp.	7,242	81,979
Diodes, Inc. (a)	1,842	45,866
DSP Group, Inc. (a)	1,479	9,392
Entegris, Inc. (a)	5,916	55,610
Entropic Communications, Inc. (a)	3,681	15,387
EZchip Semiconductor Ltd. (a)	1,156	32,946
First Solar, Inc. (a)	4,372	160,540
FormFactor, Inc. (a)	2,102	12,759
GSI Technology, Inc. (a)	1,382	9,149
GT Advanced Technologies, Inc. (a)(d)	5,596	36,150
Hanwha Solarone Co. Ltd. ADR (a)	2,029	5,884
Himax Technologies, Inc. sponsored ADR	3,979	24,153
Hittite Microwave Corp. (a)	1,293	79,080
Ikanos Communications, Inc. (a)	2,108	2,593
Integrated Device Technology, Inc. (a)	5,566	48,480
Integrated Silicon Solution, Inc. (a)	1,145	11,919
Intel Corp.	222,335	4,886,923
Intermolecular, Inc. (a)	1,700	10,183
Intersil Corp. Class A	5,599	58,062
IXYS Corp.	1,842	17,075
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,084	7,675
KLA-Tencor Corp.	7,272	401,051
Kopin Corp. (a)	3,746	12,362
Kulicke & Soffa Industries, Inc. (a)	4,055	44,848
Lam Research Corp. (a)	7,193	335,697
Lattice Semiconductor Corp. (a)	5,543	26,385
Linear Technology Corp.	10,772	412,891
LSI Corp.	23,686	175,513
LTX-Credence Corp. (a)	2,299	9,334
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
M/A-COM Technology Solutions, Inc. (a)	1,912	$ 31,280
Marvell Technology Group Ltd.	22,427	271,591
Mattson Technology, Inc. (a)	2,466	5,302
Maxim Integrated Products, Inc.	13,252	369,002
Mellanox Technologies Ltd. (a)	1,923	75,805
MEMSIC, Inc. (a)	2,086	8,761
Micrel, Inc.	2,712	24,950
Microchip Technology, Inc.	9,108	353,481
Micron Technology, Inc. (a)	45,992	624,111
Microsemi Corp. (a)	4,551	117,143
Mindspeed Technologies, Inc. (a)(d)	1,334	4,149
MKS Instruments, Inc.	2,221	55,636
Monolithic Power Systems, Inc.	1,570	48,073
MoSys, Inc. (a)	1,734	6,312
Nanometrics, Inc. (a)	907	12,961
Nova Measuring Instruments Ltd. (a)	1,242	11,004
NVE Corp. (a)	409	20,172
NVIDIA Corp.	26,085	384,754
NXP Semiconductors NV (a)	10,943	406,751
O2Micro International Ltd. sponsored ADR (a)(d)	1,842	5,618
Omnivision Technologies, Inc. (a)	2,381	36,786
ON Semiconductor Corp. (a)	21,210	153,560
PDF Solutions, Inc. (a)	1,530	30,371
Peregrine Semiconductor Corp. (d)	1,275	14,038
Pericom Semiconductor Corp. (a)	1,536	10,798
Photronics, Inc. (a)	2,534	18,448
Pixelworks, Inc. (a)	676	2,488
PLX Technology, Inc. (a)	2,381	12,976
PMC-Sierra, Inc. (a)	8,012	49,915
Power Integrations, Inc.	1,224	63,795
QuickLogic Corp. (a)(d)	1,752	4,152
Rambus, Inc. (a)	5,052	41,224
RDA Microelectronics, Inc. sponsored ADR	396	4,514
RF Micro Devices, Inc. (a)	12,637	62,680
Rubicon Technology, Inc. (a)(d)	1,077	13,150
Rudolph Technologies, Inc. (a)	1,230	12,731
SemiLEDs Corp. (a)	1,246	1,071
Semtech Corp. (a)	2,947	87,585
Sigma Designs, Inc. (a)	1,298	6,140
Silicon Image, Inc. (a)	3,695	20,027
Silicon Laboratories, Inc. (a)	1,850	71,577
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Motion Technology Corp. sponsored ADR	1,395	$ 15,568
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,241	23,283
Skyworks Solutions, Inc. (a)	8,733	221,469
Spreadtrum Communications, Inc. ADR	1,904	57,615
SunPower Corp. (a)(d)	5,458	117,292
Supertex, Inc.	558	12,867
Tessera Technologies, Inc.	2,063	37,835
Texas Instruments, Inc.	49,239	1,880,930
Tower Semiconductor Ltd. (a)	755	3,224
TriQuint Semiconductor, Inc. (a)	7,277	54,869
Ultra Clean Holdings, Inc. (a)	1,208	8,033
Ultratech, Inc. (a)	1,127	31,872
Veeco Instruments, Inc. (a)	1,702	59,774
Volterra Semiconductor Corp. (a)	1,289	29,544
Xilinx, Inc.	11,849	514,484
		18,062,893
Software - 10.0%
Accelrys, Inc. (a)	2,614	23,631
ACI Worldwide, Inc. (a)	1,819	88,531
Activision Blizzard, Inc.	50,272	820,439
Actuate Corp. (a)	1,972	13,705
Adobe Systems, Inc. (a)	22,472	1,028,094
Advent Software, Inc.	2,380	64,236
Allot Communications Ltd. (a)(d)	2,131	25,998
American Software, Inc. Class A	2,672	21,429
ANSYS, Inc. (a)	4,069	341,715
AsiaInfo-Linkage, Inc. (a)	3,267	37,080
Aspen Technology, Inc. (a)	4,040	135,057
Autodesk, Inc. (a)	9,931	364,964
AutoNavi Holdings Ltd. ADR (a)(d)	986	11,102
Blackbaud, Inc.	1,842	66,349
BluePhoenix Solutions Ltd. (a)	357	1,607
BMC Software, Inc. (a)	6,162	283,452
Bottomline Technologies, Inc. (a)	1,763	47,989
BroadSoft, Inc. (a)	1,200	38,628
CA Technologies, Inc.	20,559	601,351
Cadence Design Systems, Inc. (a)	12,650	170,396
Callidus Software, Inc. (a)	1,844	14,180
Changyou.com Ltd. (A Shares) ADR	422	11,782
Check Point Software Technologies Ltd. (a)	8,739	489,996
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Cinedigm Digital Cinema Corp. (a)	4,021	$ 5,790
Citrix Systems, Inc. (a)	8,414	595,459
ClickSoftware Technologies Ltd.	1,249	8,593
CommVault Systems, Inc. (a)	2,006	168,163
Compuware Corp.	9,156	97,695
Comverse, Inc.	906	27,407
Concur Technologies, Inc. (a)	2,566	250,750
Descartes Systems Group, Inc. (a)	2,955	31,477
Digimarc Corp.	442	8,402
Ebix, Inc. (d)	1,457	16,566
Electronic Arts, Inc. (a)	13,428	357,722
Envivio, Inc. (a)	1,710	4,241
EPIQ Systems, Inc.	1,700	20,825
ePlus, Inc.	325	16,884
FalconStor Software, Inc. (a)	2,874	2,874
Fortinet, Inc. (a)	7,410	146,718
Glu Mobile, Inc. (a)(d)	3,166	7,662
Guidance Software, Inc. (a)	1,464	12,327
Informatica Corp. (a)	4,646	166,187
Interactive Intelligence Group, Inc. (a)	835	49,182
Intuit, Inc.	13,324	846,474
Jive Software, Inc. (a)(d)	2,825	35,002
KongZhong Corp. sponsored ADR (a)	1,132	11,343
Magic Software Enterprises Ltd.	480	3,134
Majesco Entertainment Co. (a)	2,749	1,814
Manhattan Associates, Inc. (a)	945	82,688
Mentor Graphics Corp.	4,706	104,285
MICROS Systems, Inc. (a)	3,512	171,737
Microsoft Corp.	373,424	12,472,362
MicroStrategy, Inc. Class A (a)	391	35,898
Mitek Systems, Inc. (a)(d)	1,062	5,491
Monotype Imaging Holdings, Inc.	1,757	45,243
Net 1 UEPS Technologies, Inc. (a)	2,266	24,926
NetScout Systems, Inc. (a)	1,926	47,842
NICE Systems Ltd. sponsored ADR	1,791	68,058
Nuance Communications, Inc. (a)	14,035	267,928
Open Text Corp.	2,745	188,681
Parametric Technology Corp. (a)	5,312	138,484
Pegasystems, Inc.	1,543	56,860
Perfect World Co. Ltd. sponsored ADR Class B	1,785	34,861
Progress Software Corp. (a)	2,865	70,078
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Proofpoint, Inc. (a)	1,459	$ 42,034
QAD, Inc.:
Class A	1,275	15,785
Class B	187	2,061
QLIK Technologies, Inc. (a)	4,024	131,947
Qualys, Inc.	1,617	32,324
RealPage, Inc. (a)	3,028	62,710
Rovi Corp. (a)	4,846	86,889
Sapiens International Corp. NV	2,626	14,390
SeaChange International, Inc. (a)	1,485	14,850
Shanda Games Ltd. sponsored ADR (a)	4,247	16,924
Smith Micro Software, Inc. (a)	1,514	1,355
Sourcefire, Inc. (a)	1,295	97,721
Splunk, Inc. (a)	4,499	248,390
SS&C Technologies Holdings, Inc. (a)	3,840	135,898
Symantec Corp.	30,958	792,834
Synchronoss Technologies, Inc. (a)	1,593	54,767
Synopsys, Inc. (a)	7,555	273,944
Take-Two Interactive Software, Inc. (a)	3,610	66,280
Tangoe, Inc. (a)	1,492	31,019
TeleCommunication Systems, Inc. Class A (a)	1,700	4,386
TeleNav, Inc. (a)	2,000	10,840
The9 Ltd. sponsored ADR (a)	890	2,715
TIBCO Software, Inc. (a)	7,478	168,554
TigerLogic Corp. (a)	1,117	2,011
TiVo, Inc. (a)	5,159	60,206
Trunkbow International Holdings Ltd. (a)	1,328	1,142
Ultimate Software Group, Inc. (a)	1,291	181,011
Vasco Data Security International, Inc. (a)	3,699	29,222
Verint Systems, Inc. (a)	2,450	81,218
Voltari Corp. (a)	190	1,026
Vringo, Inc. (a)(d)	4,210	13,177
Wave Systems Corp. Class A (a)(d)	910	1,210
Zynga, Inc. (a)	26,858	76,008
		24,164,672
TOTAL INFORMATION TECHNOLOGY		111,951,462
MATERIALS - 0.9%
Chemicals - 0.4%
A. Schulman, Inc.	1,472	39,685
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Advanced Emissions Solutions, Inc. (a)	347	$ 13,550
American Pacific Corp. (a)	595	29,149
Balchem Corp.	1,360	65,090
Gulf Resources, Inc. (a)	1,326	2,254
Hawkins, Inc.	343	12,718
Innophos Holdings, Inc.	918	44,954
Innospec, Inc.	1,156	47,304
Landec Corp. (a)	1,213	16,012
Material Sciences Corp. (a)	646	6,363
Methanex Corp.	4,409	204,899
Penford Corp. (a)	538	7,290
Senomyx, Inc. (a)	1,701	5,460
Sigma Aldrich Corp.	5,189	427,937
Yongye International, Inc. (a)	2,417	14,550
Zoltek Companies, Inc. (a)	1,451	20,082
		957,297
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd. (a)	1,349	56,334
U.S. Concrete, Inc. (a)	820	16,056
United States Lime & Minerals, Inc. (a)	154	9,058
		81,448
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	340	26,602
Silgan Holdings, Inc.	2,945	138,945
		165,547
Metals & Mining - 0.4%
Century Aluminum Co. (a)	3,928	30,678
China Gerui Adv Mat Group Ltd. (a)	1,776	2,842
China Natural Resources, Inc. (a)	924	4,130
China Precision Steel, Inc. (a)(d)	179	236
Globe Specialty Metals, Inc.	3,125	40,156
Handy & Harman Ltd. (a)	906	18,881
Haynes International, Inc.	493	21,805
Horsehead Holding Corp. (a)	1,772	21,034
Kaiser Aluminum Corp.	929	64,212
Olympic Steel, Inc.	544	14,133
Pan American Silver Corp.	6,786	82,925
Randgold Resources Ltd. sponsored ADR	2,309	180,148
Royal Gold, Inc.	2,814	163,296
Schnitzer Steel Industries, Inc. Class A	980	24,745
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Silver Standard Resources, Inc. (a)	3,758	$ 31,680
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	850	1,173
Steel Dynamics, Inc.	9,632	146,984
Sutor Technology Group Ltd. (a)	2,239	4,030
Universal Stainless & Alloy Products, Inc. (a)	299	8,234
		861,322
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,561	17,543
Pope Resources, Inc. LP	295	18,585
		36,128
TOTAL MATERIALS		2,101,742
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	3,709	34,308
Alaska Communication Systems Group, Inc.	2,324	7,135
Atlantic Tele-Network, Inc.	623	29,431
B Communications Ltd. (a)	1,192	15,722
Cbeyond, Inc. (a)	1,247	8,180
Cogent Communications Group, Inc.	2,006	62,246
Consolidated Communications Holdings, Inc.	1,813	30,241
FairPoint Communications, Inc. (a)	1,062	9,919
Frontier Communications Corp. (d)	44,200	191,386
General Communications, Inc. Class A (a)	1,667	14,920
Hawaiian Telcom Holdco, Inc. (a)	396	9,825
HickoryTech Corp.	646	6,473
Hong Kong Television Network Ltd. sponsored ADR	635	3,969
inContact, Inc. (a)	2,845	23,130
Inteliquent, Inc.	1,464	11,712
Internet Gold Golden Lines Ltd. (a)	816	4,512
Iridium Communications, Inc. (a)	2,779	18,592
Lumos Networks Corp.	1,025	16,144
Multiband Corp. (a)	2,781	9,038
ORBCOMM, Inc. (a)	3,384	16,108
Towerstream Corp. (a)	1,797	3,971
tw telecom, Inc. (a)	6,483	185,543
VocalTec Communications Ltd. (a)	791	11,106
Windstream Corp. (d)	27,817	224,483
		948,094
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV Series A sponsored ADR	670	$ 12,898
Boingo Wireless, Inc. (a)	1,411	10,089
Leap Wireless International, Inc. (a)	3,202	48,606
NII Holdings, Inc. (a)(d)	7,579	45,322
NTELOS Holdings Corp.	1,025	17,036
Partner Communications Co. Ltd. ADR	652	4,727
SBA Communications Corp. Class A (a)	5,645	423,375
Shenandoah Telecommunications Co.	1,009	17,304
U.S.A. Mobility, Inc.	1,020	14,402
Vodafone Group PLC sponsored ADR	44,729	1,446,983
		2,040,742
TOTAL TELECOMMUNICATION SERVICES		2,988,836
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	921	47,993
Otter Tail Corp.	1,616	42,468
		90,461
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	547	11,060
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	1,773	1,418
Water Utilities - 0.1%
Artesian Resources Corp. Class A	425	9,265
Cadiz, Inc. (a)	1,335	6,088
Connecticut Water Service, Inc.	527	16,052
Consolidated Water Co., Inc.	799	10,203
Middlesex Water Co.	2,896	57,978
Tri-Tech Holding, Inc. (a)	292	426
York Water Co.	482	9,409
		109,421
TOTAL UTILITIES		212,360
TOTAL COMMON STOCKS (Cost $212,229,895)		240,364,169
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	53,828	$ 53,828
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	5,298,984	5,298,984
TOTAL MONEY MARKET FUNDS (Cost $5,352,812)		5,352,812
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $217,582,707)		245,716,981
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(5,109,751)
NET ASSETS - 100%		$ 240,607,230
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 266
Fidelity Securities Lending Cash Central Fund	129,654
Total	$ 129,920
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 46,903,574	$ 46,903,574	$ -	$ -
Consumer Staples	9,986,437	9,986,437	-	-
Energy	3,063,339	3,063,339	-	-
Financials	16,739,642	16,739,642	-	-
Health Care	35,668,288	35,668,281	-	7
Industrials	10,748,489	10,748,489	-	-
Information Technology	111,951,462	111,951,407	55	-
Materials	2,101,742	2,101,742	-	-
Telecommunication Services	2,988,836	2,988,836	-	-
Utilities	212,360	212,360	-	-
Money Market Funds	5,352,812	5,352,812	-	-
Total Investments in Securities:	$ 245,716,981	$ 245,716,919	$ 55	$ 7
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $218,105,909. Net unrealized appreciation aggregated $27,611,072, of which $44,623,293 related to appreciated investment securities and $17,012,221 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series 100 Index Fund

August 31, 2013

1.855575.106

HUN-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Automobiles - 1.0%
Ford Motor Co.	924,320	$ 14,964,741
General Motors Co. (a)	181,004	6,168,616
		21,133,357
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	235,723	22,242,822
Starbucks Corp.	176,037	12,414,129
		34,656,951
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	85,631	24,060,598
Media - 3.7%
Comcast Corp. Class A	619,179	26,061,244
The Walt Disney Co. (d)	423,444	25,758,099
Time Warner, Inc.	219,177	13,266,784
Twenty-First Century Fox, Inc. Class A	468,016	14,662,941
		79,749,068
Multiline Retail - 0.5%
Target Corp.	150,880	9,552,213
Specialty Retail - 1.7%
Home Depot, Inc.	343,468	25,584,931
Lowe's Companies, Inc.	252,151	11,553,559
		37,138,490
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	170,190	10,691,336
TOTAL CONSUMER DISCRETIONARY		216,982,013
CONSUMER STAPLES - 11.7%
Beverages - 2.9%
PepsiCo, Inc.	363,599	28,989,748
The Coca-Cola Co.	900,578	34,384,068
		63,373,816
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	102,675	11,486,252
CVS Caremark Corp.	287,884	16,711,666
Wal-Mart Stores, Inc.	385,212	28,112,772
Walgreen Co.	202,727	9,745,087
		66,055,777
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.6%
Mondelez International, Inc.	419,568	$ 12,868,151
Household Products - 2.9%
Colgate-Palmolive Co.	206,151	11,909,343
Procter & Gamble Co.	644,422	50,194,030
		62,103,373
Tobacco - 2.2%
Altria Group, Inc.	472,285	16,001,016
Philip Morris International, Inc.	384,547	32,086,602
		48,087,618
TOTAL CONSUMER STAPLES		252,488,735
ENERGY - 11.8%
Energy Equipment & Services - 2.0%
Halliburton Co.	203,157	9,751,536
National Oilwell Varco, Inc.	100,464	7,464,475
Schlumberger Ltd.	312,585	25,300,630
		42,516,641
Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	117,909	10,779,241
Apache Corp.	92,135	7,894,127
Chevron Corp.	455,900	54,904,037
ConocoPhillips	287,477	19,059,725
Devon Energy Corp.	88,778	5,068,336
Exxon Mobil Corp.	1,045,449	91,121,335
Occidental Petroleum Corp.	189,426	16,709,267
The Williams Companies, Inc.	160,517	5,817,136
		211,353,204
TOTAL ENERGY		253,869,845
FINANCIALS - 15.2%
Capital Markets - 1.5%
Bank of New York Mellon Corp.	272,896	8,115,927
Goldman Sachs Group, Inc.	101,338	15,416,550
Morgan Stanley	322,609	8,310,408
		31,842,885
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.9%
U.S. Bancorp	434,895	$ 15,712,756
Wells Fargo & Co.	1,158,136	47,576,227
		63,288,983
Consumer Finance - 1.2%
American Express Co.	224,735	16,160,694
Capital One Financial Corp.	137,351	8,866,007
		25,026,701
Diversified Financial Services - 5.3%
Bank of America Corp.	2,534,724	35,790,303
Citigroup, Inc.	715,455	34,577,940
JPMorgan Chase & Co.	888,692	44,905,607
		115,273,850
Insurance - 3.8%
Allstate Corp.	110,189	5,280,257
American International Group, Inc.	347,124	16,127,381
Berkshire Hathaway, Inc. Class B (a)	428,928	47,705,372
MetLife, Inc.	257,464	11,892,262
		81,005,272
Real Estate Investment Trusts - 0.5%
Simon Property Group, Inc.	73,086	10,643,514
TOTAL FINANCIALS		327,081,205
HEALTH CARE - 12.6%
Biotechnology - 1.9%
Amgen, Inc.	176,337	19,210,153
Gilead Sciences, Inc. (a)(d)	358,648	21,615,715
		40,825,868
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	366,527	12,216,345
Baxter International, Inc.	127,426	8,863,753
Medtronic, Inc.	237,794	12,305,840
		33,385,938
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	239,828	17,205,261
Pharmaceuticals - 8.3%
AbbVie, Inc.	372,372	15,866,771
Bristol-Myers Squibb Co.	386,204	16,100,845
Eli Lilly & Co.	233,095	11,981,083
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	660,437	$ 57,068,361
Merck & Co., Inc.	709,983	33,575,096
Pfizer, Inc.	1,569,034	44,262,449
		178,854,605
TOTAL HEALTH CARE		270,271,672
INDUSTRIALS - 9.8%
Aerospace & Defense - 3.3%
General Dynamics Corp.	78,060	6,498,495
Honeywell International, Inc.	184,991	14,719,734
Lockheed Martin Corp.	62,528	7,654,678
Raytheon Co.	76,324	5,755,593
The Boeing Co.	160,546	16,683,940
United Technologies Corp.	198,857	19,905,586
		71,218,026
Air Freight & Logistics - 1.0%
FedEx Corp.	69,288	7,438,760
United Parcel Service, Inc. Class B	167,057	14,296,738
		21,735,498
Electrical Equipment - 0.5%
Emerson Electric Co.	169,022	10,203,858
Industrial Conglomerates - 3.4%
3M Co.	149,298	16,957,267
General Electric Co.	2,431,210	56,258,199
		73,215,466
Machinery - 0.6%
Caterpillar, Inc.	154,590	12,759,859
Road & Rail - 1.0%
Norfolk Southern Corp.	74,085	5,345,974
Union Pacific Corp.	109,751	16,851,169
		22,197,143
TOTAL INDUSTRIALS		211,329,850
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 2.6%
Cisco Systems, Inc.	1,256,581	$ 29,290,903
QUALCOMM, Inc.	406,255	26,926,581
		56,217,484
Computers & Peripherals - 6.1%
Apple, Inc.	220,699	107,491,444
EMC Corp.	493,958	12,734,237
Hewlett-Packard Co.	453,449	10,130,051
		130,355,732
Internet Software & Services - 3.1%
eBay, Inc. (a)	274,627	13,728,604
Google, Inc. Class A (a)	63,185	53,511,377
		67,239,981
IT Services - 4.2%
Accenture PLC Class A	152,849	11,043,340
IBM Corp.	245,062	44,667,451
MasterCard, Inc. Class A	24,582	14,898,659
Visa, Inc. Class A	119,162	20,784,236
		91,393,686
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	1,168,801	25,690,246
Texas Instruments, Inc.	260,789	9,962,140
		35,652,386
Software - 4.0%
Microsoft Corp.	1,767,191	59,024,179
Oracle Corp.	863,919	27,524,459
		86,548,638
TOTAL INFORMATION TECHNOLOGY		467,407,907
MATERIALS - 2.0%
Chemicals - 1.6%
E.I. du Pont de Nemours & Co.	216,424	12,253,927
Monsanto Co.	125,518	12,286,957
The Dow Chemical Co.	284,404	10,636,710
		35,177,594
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	244,108	$ 7,376,944
TOTAL MATERIALS		42,554,538
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	1,264,967	42,793,834
Verizon Communications, Inc.	672,717	31,873,331
		74,667,165
UTILITIES - 0.9%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	114,281	4,891,227
Exelon Corp.	201,230	6,135,503
Southern Co.	204,649	8,517,491
		19,544,221
TOTAL COMMON STOCKS (Cost $2,274,644,857)		2,136,197,151
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 12/12/13 (e) (Cost $999,752)	$ 1,000,000	999,937
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	7,265,596	$ 7,265,596
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	33,105,600	33,105,600
TOTAL MONEY MARKET FUNDS (Cost $40,371,196)		40,371,196
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,316,015,805)		2,177,568,284
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(26,829,539)
NET ASSETS - 100%		$ 2,150,738,745
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
92 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 7,503,980	$ (144,610)
17 CME S&P 500 Index Contracts	Sept. 2013	6,933,025	(150,221)
TOTAL EQUITY INDEX CONTRACTS		$ 14,437,005	$ (294,831)
The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $613,961.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,790
Fidelity Securities Lending Cash Central Fund	31,773
Total	$ 46,563
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 216,982,013	$ 216,982,013	$ -	$ -
Consumer Staples	252,488,735	252,488,735	-	-
Energy	253,869,845	253,869,845	-	-
Financials	327,081,205	327,081,205	-	-
Health Care	270,271,672	270,271,672	-	-
Industrials	211,329,850	211,329,850	-	-
Information Technology	467,407,907	467,407,907	-	-
Materials	42,554,538	42,554,538	-	-
Telecommunication Services	74,667,165	74,667,165	-	-
Utilities	19,544,221	19,544,221	-	-
U.S. Government and Government Agency Obligations	999,937	-	999,937	-
Money Market Funds	40,371,196	40,371,196	-	-
Total Investments in Securities:	$ 2,177,568,284	$ 2,176,568,347	$ 999,937	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (294,831)	$ (294,831)	$ -	$ -

During the period, 587,282,406 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $5,982,058,589. The Fund recognized a net gain of $572,292,493 for book purposes and no gain or loss for federal income tax purposes.

Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $2,330,721,989. Net unrealized depreciation aggregated $153,153,705, of which $254,878,811 related to appreciated investment securities and $408,032,516 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2013